SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933               /x/

     Pre-Effective Amendment No. ----

     Post-Effective Amendment No. 60
                                 ----
                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940       /x/

     Amendment No.  59
                   ----
                        (Check appropriate box or boxes.)

TOUCHSTONE TAX-FREE TRUST   FILE NOS 811-3174 and 2-72101
-------------------------------------------------------------------------------
(Exact name of Registrant as Specified in Charter)

221 East Fourth Street, Suite 300, Cincinnati, Ohio  45202
-----------------------------------------------------------
(Address of Principal Executive Offices)      Zip Code

Registrant's Telephone Number, including Area Code (513) 362-8000
-----------------------------------------------------------------

Patrick T. Bannigan, 221 East Fourth Street, Suite 300, Cincinnati, Ohio 45202
---------------------------------------------------------------------------

(Name and Address of Agent for Service)

It is proposed that this filing will become effective
(check appropriate box)

/ /  immediately upon filing pursuant to paragraph (b)
/x/  on November 1, 2003 pursuant to paragraph (b)
/ /  60 days after filing pursuant to paragraph (a)(1)
/ /  on ___________ pursuant to paragraph (a)(1)
/ /  75 days after filing pursuant to paragraph (a)(2)
/ /  on (date)pursuant to paragraph (a)(2) of rule 485.

                           TOUCHSTONE TAX-FREE TRUST
                            ------------------------
                                    FORM N-1A
                              CROSS REFERENCE SHEET
                             ----------------------

ITEM                          SECTION IN PROSPECTUS
----                          ---------------------
1...........................  Front and Back Cover Pages
2...........................  Tax-Free Intermediate Term Fund, Ohio Insured Tax-
                              Free Fund, Tax-Free Money Market Fund, Ohio Tax-
                              Free Money Market Fund, California Tax-Free Money
                              Market Fund, Florida Tax-Free Money Market Fund;
                              Investment Strategies and Risks
3...........................  Tax-Free Intermediate Term Fund, Ohio Insured Tax-
                              Free Fund, Tax-Free Money Market Fund, Ohio Tax-
                              Free Money Market Fund, California Tax-Free Money
                              Market Fund, Florida Tax-Free Money Market Fund
4...........................  Tax-Free Intermediate Term Fund, Ohio Insured Tax-
                              Free Fund, Tax-Free Money Market Fund, Ohio Tax-
                              Free Money Market Fund, California Tax-Free Money
                              Market Fund, Florida Tax-Free Money Market Fund;
                              Investment Strategies and Risks
5..........................   None
6...........................  The Funds' Management

7...........................  Choosing a Class of Shares, Investing with
                              Touchstone, Distributions and Taxes
8............................ Choosing a Class of Shares, Investing with
                              Touchstone

9...........................  Financial Highlights

                              SECTION IN STATEMENT OF
ITEM                          ADDITIONAL INFORMATION
----                          -----------------------
10..........................  Cover Page, Table of Contents
11..........................  The Trust
12..........................  The Trust, Municipal Obligations, Quality Ratings
                              of Municipal Obligations, Definitions, Policies
                              and Risk Considerations, Investment Limitations,
                              Insurance on the Ohio Insured Tax-Free Fund's
                              Securities, Portfolio Turnover
13..........................  Trustees and Officers, Code of Ethics, Choosing
                              a Share Class
14..........................  Principal Security Holders
15..........................  The Investment Adviser and Sub-Advisor, The
                              Distributor, Distribution Plans,
                              Custodian, Independent Auditors, Transfer,
                              Accounting and Administrative Agent, Securities
                              Transactions, Choosing a Share Class
16..........................  Securities Transactions
17..........................  The Trust, Choosing a Share Class
18..........................  Calculation of Share Price and Public
                              Offering Price, Other Purchase
                              Information, Other Redemption Information
19..........................  Taxes
20..........................  The Distributor
21..........................  Historical Performance Information
22..........................  Financial Statements

[graphic omitted]



                                                              NOVEMBER 1, 2003
-------------------------------------------------------------------------------

TOUCHSTONE
INVESTMENTS


--------------------------------------------------------------------------------
                             Prospectus
--------------------------------------------------------------------------------



Touchstone Tax-Free Intermediate Term Fund

Touchstone Ohio Insured Tax-Free Fund

Touchstone Tax-Free Money Market Fund

Touchstone Ohio Tax-Free Money Market Fund

Touchstone California Tax-Free Money Market Fund

Touchstone Florida Tax-Free Money Market Fund



        Research    o   Design    o   Select     o   Monitor

The Securities and Exchange Commission has not approved the Funds' shares as an investment or determined whether this Prospectus is accurate or complete.
              Anyone who tells you otherwise is committing a crime.

            Multiple Classes of Shares are Offered by this Prospectus

--------------------------------------------------------------------------------
                             Tax-Exempt
--------------------------------------------------------------------------------

PROSPECTUS                                           NOVEMBER 1, 2003


TOUCHSTONE INVESTMENTS

Touchstone Tax-Free Intermediate Term Fund

Touchstone Ohio Insured Tax-Free Fund

Touchstone Tax-Free Money Market Fund

Touchstone Ohio Tax-Free Money Market Fund

Touchstone California Tax-Free Money Market Fund

Touchstone Florida Tax-Free Money Market Fund

Each Fund is a series of Touchstone Tax-Free Trust (the Trust), a group of tax-free bond and money market mutual funds (the Funds). The Trust is part of the Touchstone Funds, which also includes Touchstone Investment Trust, a group of taxable bond and money market mutual funds, Touchstone Strategic Trust, a group of equity mutual funds and Touchstone Variable Series Trust, a group of variable series funds. Each Touchstone Fund has a different investment goal and risk level. For further information about the Touchstone Funds, contact Touchstone at 1.800.543.0407.

TABLE OF CONTENTS
================================================================================
                                                                            Page
================================================================================
Tax-Free Intermediate Term Fund                                               2
--------------------------------------------------------------------------------
Ohio Insured Tax-Free Fund                                                    6
--------------------------------------------------------------------------------
Tax-Free Money Market Fund                                                   11
--------------------------------------------------------------------------------
Ohio Tax-Free Money Market Fund                                              14
--------------------------------------------------------------------------------
California Tax-Free Money Market Fund                                        18
--------------------------------------------------------------------------------
Florida Tax-Free Money Market Fund                                           21
--------------------------------------------------------------------------------
Investment Strategies and Risks                                              24
--------------------------------------------------------------------------------
The Funds' Management                                                        29
--------------------------------------------------------------------------------
Choosing a Class of Shares                                                   31
--------------------------------------------------------------------------------
Investing with Touchstone                                                    34
--------------------------------------------------------------------------------
Distributions and Taxes                                                      44
--------------------------------------------------------------------------------
Financial Highlights                                                         46
--------------------------------------------------------------------------------

TAX-FREE INTERMEDIATE TERM FUND

THE FUND'S INVESTMENT GOAL
================================================================================
The Tax-Free Intermediate Term Fund seeks high current income exempt from federal income tax, consistent with the protection of capital. To the extent consistent with the Fund's primary goal, capital appreciation is a secondary goal.

ITS PRINCIPAL INVESTMENT STRATEGIES
================================================================================
The Fund invests primarily in municipal obligations, including general obligation bonds, revenue bonds and industrial development bonds, rated within the 3 highest rating categories. The Fund may purchase unrated securities only if the sub-advisor determines the securities meet the Fund's quality standards.

The Fund invests primarily in municipal obligations with remaining maturities of 20 years or less and will seek to maintain an average weighted maturity of between 3 and 10 years. However, the Fund may invest in securities of any maturity.

The Fund has a fundamental investment policy that under normal circumstances at least 80% of the income it distributes will be exempt from federal income tax, including the alternative minimum tax. This fundamental policy may not be changed without the approval of the Fund's shareholders.

The Fund may invest more than 25% of its assets in municipal obligations within a particular segment of the bond market (such as housing agency bonds or airport bonds). The Fund may also invest more than 25% of its assets in industrial development bonds, which may be backed only by nongovernmental entities. The Fund will not invest more than 25% of its assets in securities backed by nongovernmental entities that are in the same industry.

THE KEY RISKS
================================================================================
The Fund's share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments:

     o If interest rates go up, causing the value of any debt securities held by the Fund to decline
     o Because securities with longer maturities may lose more value due to increases in interest rates than securities with shorter maturities
     o Because issuers may be unable to make timely payments of interest or principal
     o If the Fund's investments are concentrated in a particular segment of the bond market and adverse economic developments affecting one bond affect other bonds in the same segment

     o Because the Fund's securities may be rated lower than the securities in other bond funds, which could increase the likelihood that issuers may be unable to make timely payments of interest or principal.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency.

As with any mutual fund, there is no guarantee that the Fund will achieve its goal.

You can find more information about the Fund's investments and risks under the "Investment Strategies and Risks" section of this Prospectus.


THE FUND'S PERFORMANCE
================================================================================

The bar chart and table below give some indication of the risks of investing in the Tax-Free Intermediate Term Fund. The bar chart shows the Fund's Class A performance from year to year. The bar chart does not reflect any sales charges, which would reduce your return. The return for other classes of shares offered by the Fund will differ from the Class A returns shown in the bar chart, depending on the expenses of that class.

TAX-FREE INTERMEDIATE TERM FUND -- CLASS A TOTAL RETURNS
1993          10.94%
1994          -2.93%                         Best Quarter:
1995          11.58%                         3rd Quarter 2002   +4.49%
1996           3.87%
1997           5.87%                         Worst Quarter:
1998           5.07%                         1st Quarter 1994   -3.37%
1999          -0.87%
2000           8.11%
2001           4.06%
2002           8.83%

The year-to-date return of the Fund's Class A shares as of September 30, 2003 is 2.74%.

The table compares the Fund's average annual total returns to those of the Lehman Brothers 7-Year Municipal Bond Index. The table shows the effect of the applicable sales charge. The after-tax returns shown in the table are for Class A shares only. The after-tax returns for other classes of shares offered by the Fund will differ from the Class A after-tax returns.

The Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIODS ENDED DECEMBER 31, 2002

                                                      1 YEAR   5 YEARS  10 YEARS
================================================================================
TAX-FREE INTERMEDIATE TERM FUND CLASS A
Return Before Taxes                                    3.64%    3.96%     4.84%
Return After Taxes on Distributions1                   3.64%    3.96%     4.84%
Return After Taxes on Distributions and
  Sale of Fund Shares2                                 3.74%    3.99%     4.76%
Lehman Brothers 7-Year Municipal Bond Index3          10.35%    6.07%     6.34%
--------------------------------------------------------------------------------
                                                                     SINCE CLASS
                                                    1 YEAR   5 YEARS    STARTED4
================================================================================
TAX-FREE INTERMEDIATE TERM FUND CLASS B
Return Before Taxes                                  4.03%     N/A        4.05%
Lehman Brothers 7-Year Municipal Bond Index3        10.35%     N/A        8.25%
--------------------------------------------------------------------------------
TAX-FREE INTERMEDIATE TERM FUND CLASS C
Return Before Taxes                                  7.92%    4.19%       4.06%
Lehman Brothers 7-Year Municipal Bond Index3        10.35%    6.07%       5.83%
--------------------------------------------------------------------------------
     1    After-tax   returns  are  calculated  using  the  historical   highest
          individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown above.
     2 When the "Return After Taxes on Distributions and Sale of Fund Shares" is higher, it is because of realized losses. If a capital loss occurs upon the redemption of the Fund's shares, the capital loss is recorded as a tax benefit, which increases the return and translates into an assumed tax deduction that benefits the shareholder.
     3 The Lehman Brothers 7-Year Municipal Bond Index is an unmanaged index, generally representative of investment grade municipal bonds with maturities of 6 to 8 years, weighted according to the total market value of each bond in the Index.
     4 Class B shares began operations on May 1, 2001 and Class C shares began operations on February 1, 1994.

THE FUND'S FEES AND EXPENSES
================================================================================
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

                                                    SHAREHOLDER FEES
                                       (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
================================================================================
                                  CLASS A SHARES  CLASS B SHARES  CLASS C SHARES
Maximum Sales Charge Imposed on
 Purchases (as a percentage of
 offering price)                      4.75%(1)         None            None
Maximum Deferred Sales Charge
 (as a percentage of original
 purchase price or the amount
 redeemed, whichever is less)           *            5.00%(2)         1.00%(3)
Wire Redemption Fee                 Up to $15       Up to $15       Up to $15

                                          ANNUAL FUND OPERATING EXPENSES
                                   (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
Management Fees                                 0.50%        0.50%        0.50%
Distribution (12b-1) Fees                       0.25%        0.99%        1.00%
Other Expenses                                  0.62%       14.16%        0.92%
Total Annual Fund Operating Expenses            1.37%       15.65%        2.42%
Fee Waiver and/or Expense Reimbursement4        0.38%       13.92%        0.68%
Net Expenses                                    0.99%        1.73%        1.74%
--------------------------------------------------------------------------------
* Purchases of $1 million or more do not pay a front-end sales charge, but may pay a contingent deferred sales charge of 1.00% if shares are redeemed within 1 year of their purchase.
1    You may pay a reduced sales charge on very large purchases.
2 You will pay a 5.00% contingent deferred sales charge if shares are redeemed within 1 year of their purchase. The contingent deferred sales charge will be incrementally reduced over time. After the 6th year, there is no contingent deferred sales charge. The contingent deferred sales charge may be waived under certain circumstances described in this Prospectus.
3 The 1.00% is waived if shares are held for 1 year or longer or under other circumstances described in this Prospectus.
4 Pursuant to a written contract between Touchstone Advisors and the Trust, Touchstone Advisors has agreed to waive a portion of its advisory fee and/or reimburse certain Fund expenses in order to limit Net Expenses to 0.99% for Class A shares and 1.74% or below for Class B and Class C shares. Touchstone Advisors has agreed to maintain these expense limitations through at least June 30, 2004.

EXAMPLE. The following example should help you compare the cost of investing in the Tax-Free Intermediate Term Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (except for the 10 year amounts for Class B shares, which reflect the conversion of Class B shares to Class A shares after 8 years). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                                     ASSUMING
             ASSUMING REDEMPTION AT END OF PERIOD                 NO REDEMPTION
--------------------------------------------------------------------------------
            CLASS A SHARES    CLASS B SHARES    CLASS C SHARES    CLASS B SHARES
--------------------------------------------------------------------------------

1 Year          $  571            $  576            $  177            $  176

3 Years1        $  853            $3,273            $  690            $3,073

5 Years1        $1,155            $5,486            $1,229            $5,386

10 Years1       $2,012            $8,145(2)         $2,705            $8,145(2)
--------------------------------------------------------------------------------
1 The examples for the 3, 5 and 10 year periods are calculated using the Total Annual Fund Operating Expenses before the limits agreed to under the written contract with Touchstone Advisors for periods after year 1.
2    Based on conversion to Class A shares after 8 years.

OHIO INSURED TAX-FREE FUND

THE FUND'S INVESTMENT GOAL
================================================================================
The Ohio Insured Tax-Free Fund seeks the highest level of interest income exempt from federal income tax and Ohio personal income tax, consistent with the protection of capital.

ITS PRINCIPAL INVESTMENT STRATEGIES
================================================================================
The Fund invests primarily (at least 80% of assets) in high quality, long-term Ohio municipal obligations, including general obligation bonds, revenue bonds and industrial development bonds, that are protected by insurance guaranteeing the payment of principal and interest in the event of default. Shareholders will be provided with at least 60 days' prior notice of any change in this policy.

The Fund invests primarily in Ohio municipal obligations rated within the highest rating category. The Fund may purchase uninsured Ohio municipal obligations if they are either short-term Ohio municipal obligations or obligations guaranteed by the U.S. Government. The Fund may also purchase Ohio municipal obligations and other securities rated within the 4 highest rating categories. If a security's rating is reduced below the 4 highest rating categories, the security will be sold. The Fund may purchase unrated obligations that are determined to be of comparable quality.

The Fund has a fundamental investment policy that under normal circumstances at least 80% of the income it distributes will be exempt from federal income tax, including the alternative minimum tax, and Ohio personal income tax. This fundamental policy may not be changed without the approval of the Fund's shareholders.

The Fund will seek to maintain an average weighted maturity of more than 15 years. The Fund may reduce its average weighted maturity if warranted by market conditions, but will not reduce its average weighted maturity below 10 years.

The Fund is non-diversified and may invest a significant percentage of its assets in the securities of a single issuer.

The Fund may invest more than 25% of its assets in municipal obligations within a particular segment of the bond market (such as housing agency bonds or airport bonds). The Fund may also invest more than 25% of its assets in industrial development bonds, which may be backed only by nongovernmental entities. The Fund will not invest more than 25% of its assets in securities backed by nongovernmental entities that are in the same industry.

THE KEY RISKS
================================================================================
The Fund's share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments:

     o If interest rates go up, causing the value of any debt securities held by the Fund to decline
     o Because issuers of uninsured obligations may be unable to make timely payments of interest or principal

     o Because securities with longer maturities may lose more value due to increases in interest rates than securities with shorter maturities
     o If the Fund's investments are concentrated in a particular segment of the bond market and adverse economic developments affecting one bond affect other bonds in the same segment
     o    If economic conditions within the State of Ohio decline
     o Because a non-diversified fund may be more sensitive to market changes than a diversified fund

Although insurance reduces the credit risks to the Fund by protecting against losses from defaults by an issuer, it does not protect against market fluctuation. Also, there are no guarantees that any insurer will be able to meet its obligations under an insurance policy.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency.

As with any mutual fund, there is no guarantee that the Fund will achieve its goal.

You can find more information about the Fund's investments and risks under the "Investment Strategies and Risks" section of this Prospectus.


THE FUND'S PERFORMANCE
================================================================================

The bar chart and table below give some indication of the risks of investing in the Ohio Insured Tax-Free Fund. The bar chart shows the Fund's Class A performance from year to year. The bar chart does not reflect any sales charges, which would reduce your return. The return for other classes of shares offered by the Fund will differ from the Class A returns shown in the bar chart, depending on the expenses of that class.

OHIO INSURED TAX-FREE FUND -- CLASS A TOTAL RETURNS
1993          12.59%
1994          -5.37%                         Best Quarter:
1995          15.86%                         1st Quarter 1995   +6.59%
1996           3.07%
1997           7.20%                         Worst Quarter:
1998           5.54%                         1st Quarter 1994   -5.28%
1999          -3.10%
2000          11.63%
2001           3.09%
2002           9.07%

The year-to-date return of the Fund's Class A shares as of September 30, 2003 is 3.01%.

The table compares the Fund's average annual total returns to those of the Lehman Brothers General Municipal Index. The table shows the effect of the applicable sales charge. The after-tax returns shown in the table are for Class A shares only. The after-tax returns for other classes of shares offered by the Fund will differ from the Class A after-tax returns.

The Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIODS ENDED DECEMBER 31, 2002

                                                      1 YEAR   5 YEARS  10 YEARS
================================================================================
OHIO INSURED TAX-FREE FUND CLASS A
Return Before Taxes                                    3.86%    4.10%     5.24%
Return After Taxes on Distributions1                   3.73%    3.93%     5.13%
Return After Taxes on Distributions and
  Sale of Fund Shares2                                 4.13%    4.12%     5.14%
Lehman Brothers General Municipal Index3               9.60%    6.06%     6.71%

                                                                     SINCE CLASS
                                                    1 YEAR   5 YEARS    STARTED4
================================================================================
OHIO INSURED TAX-FREE FUND CLASS B
Return Before Taxes                                  4.62%     N/A        4.71%
Lehman Brothers General Municipal Index3             9.60%     N/A        8.14%
--------------------------------------------------------------------------------
OHIO INSURED TAX-FREE FUND CLASS C
Return Before Taxes                                  8.53%    4.41%       4.42%
Lehman Brothers General Municipal Index3             9.60%    6.06%       6.13%
--------------------------------------------------------------------------------
1 After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown above.
2 When the "Return After Taxes on Distributions and Sale of Fund Shares" is higher, it is because of realized losses. If a capital loss occurs upon the redemption of the Fund's shares, the capital loss is recorded as a tax benefit, which increases the return and translates into an assumed tax deduction that benefits the shareholder.
3 The Lehman Brothers General Municipal Index consists of a broad selection of investment grade general obligation and revenue bonds with maturities ranging from 1 to 30 years.
4 Class B shares began operations on May 1, 2001 and Class C shares began operations on November 1, 1993.

THE FUND'S FEES AND EXPENSES
================================================================================
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

                                                    SHAREHOLDER FEES
                                       (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
================================================================================
                                  CLASS A SHARES  CLASS B SHARES  CLASS C SHARES

Maximum Sales Charge Imposed on
 Purchases (as a percentage of
 offering price)                      4.75%(1)          None           None
Maximum Deferred Sales Charge
 (as a percentage of original
 purchase price or the amount
 redeemed, whichever is less)           *             5.00%(2)        1.00%(3)
Wire Redemption Fee                 Up to $15       Up to $15       Up to $15


                                          ANNUAL FUND OPERATING EXPENSES
                                   (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
================================================================================
Management Fees                                 0.50%        0.50%        0.50%
Distribution (12b-1) Fees                       0.25%        1.00%        1.00%
Other Expenses                                  0.32%        6.38%        0.52%
Total Annual Fund Operating Expenses            1.07%        7.88%        2.02%
Fee Waiver and/or Expense Reimbursement4        0.32%        6.38%        0.52%
Net Expenses                                    0.75%        1.50%        1.50%
--------------------------------------------------------------------------------
* Purchases of $1 million or more do not pay a front-end sales charge, but may pay a contingent deferred sales charge of 1.00% if shares are redeemed within 1 year of their purchase.
1    You may pay a reduced sales charge on very large purchases.
2 You will pay a 5.00% contingent deferred sales charge if shares are redeemed within 1 year of their purchase. The contingent deferred sales charge will be incrementally reduced over time. After the 6th year, there is no contingent deferred sales charge. The contingent deferred sales charge may be waived under certain circumstances described in this Prospectus.
3 The 1.00% is waived if shares are held for 1 year or longer or under other circumstances described in this Prospectus.
4 Pursuant to a written contract between Touchstone Advisors and the Trust, Touchstone Advisors has agreed to waive a portion of its advisory fee and/or reimburse certain Fund expenses in order to limit Net Expenses to 0.75% for Class A shares and 1.50% for Class B and Class C shares. Touchstone Advisors has agreed to maintain these expense limitations through at least June 30, 2004.

EXAMPLE. The following example should help you compare the cost of investing in the Ohio Insured Tax-Free Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (except for the 10 year amounts for Class B shares, which reflect the conversion of Class B shares to Class A shares after 8 years). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                                     ASSUMING
              ASSUMING REDEMPTION AT END OF PERIOD                 NO REDEMPTION
--------------------------------------------------------------------------------
            CLASS A SHARES    CLASS B SHARES    CLASS C SHARES    CLASS B SHARES
--------------------------------------------------------------------------------

1 Year          $  548            $  553            $  153            $  153

3 Years1        $  769            $1,937            $  583            $1,737

5 Years1        $1,008            $3,332            $1,040            $3,232

10 Years1       $1,691            $5,504(2)         $2,306            $5,504(2)
--------------------------------------------------------------------------------

1 The examples for the 3, 5 and 10 year periods are calculated using the Total Annual Fund Operating Expenses before the limits agreed to under the written contract with Touchstone Advisors for periods after year 1.
2    Based on conversion to Class A shares after 8 years.

TAX-FREE MONEY MARKET FUND

THE FUND'S INVESTMENT GOAL
================================================================================
The Tax-Free Money Market Fund seeks the highest level of interest income exempt from federal income tax, consistent with the protection of capital. The Fund is a money market fund, which seeks to maintain a constant share price of $1.00 per share.

ITS PRINCIPAL INVESTMENT STRATEGIES
================================================================================
The Fund invests primarily in high-quality, short-term municipal obligations that pay interest that is exempt from federal income tax.

The Fund has a fundamental investment policy that under normal circumstances it will invest its assets so that at least 80% of the income it distributes will be exempt from federal income tax, including the alternative minimum tax. This fundamental policy may not be changed without the approval of the Fund's shareholders.

The Fund may invest more than 25% of its assets in municipal obligations within a particular segment of the bond market (such as housing agency bonds or airport bonds). The Fund may also invest more than 25% of its assets in industrial development bonds, which may be backed only by nongovernmental entities. The Fund will not invest more than 25% of its assets in securities backed by nongovernmental entities that are in the same industry.

The Fund may invest in the following types of municipal obligations:

        o Tax-exempt bonds, including general obligation bonds, revenue bonds and industrial development bonds
        o Tax-exempt notes
        o Tax-exempt commercial paper
        o Floating and variable rate municipal obligations
        o When-issued obligations
        o Obligations with puts attached

Like all money market funds, the Fund is subject to maturity, quality and diversification requirements designed to help it maintain a constant share price of $1.00.

THE KEY RISKS
================================================================================
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. A sudden deterioration in the financial condition of an issuer of a security or a deterioration in general economic conditions could cause the issuer to default on its obligation to pay interest and repay principal. This could cause the value of the Fund's shares to decrease.

The Fund's yield may decrease:

        o If interest rates decrease
        o If issuers are unable to make timely payments of interest or principal
        o If the Fund's investments are concentrated in a particular segment of the market and adverse economic developments affecting one issuer affect other issuers in the same segment

As with any money market fund, there is no guarantee that the Fund will achieve its goal or maintain a constant share price of $1.00 per share.

You can find more information about the Fund's investments and risks under the "Investment Strategies and Risks" section of this Prospectus.


THE FUND'S PERFORMANCE
================================================================================

The bar chart and table below give some indication of the risks of investing in the Tax-Free Money Market Fund. The bar chart shows the Fund's Class A performance from year to year. The table shows the Fund's Class A average annual total returns. The return for Class S shares, offered by the Fund in a separate prospectus, will differ from the Class A returns shown below, depending on the expenses of that class.

The Fund's past performance does not necessarily indicate how it will perform in the future.

Tax-Free Money Market Fund - Class A Total Returns
1993           2.09%
1994           2.49%                         Best Quarter:
1995           3.40%                         4th Quarter 2000   +0.94%
1996           2.92%
1997           2.97%                         Worst Quarter:
1998           2.98%                         3rd Quarter 2002   +0.25%
1999           2.77%
2000           3.63%
2001           2.69%
2002           1.31%

The year-to-date return of the Fund's Class A shares as of September 30, 2003 is 0.41%.

To obtain current yield information, call 1.800.543.0407 or visit our website at www.touchstoneinvestments.com.

AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIODS ENDED DECEMBER 31, 2002
                                                      1 YEAR   5 YEARS  10 YEARS
================================================================================
TAX-FREE MONEY MARKET FUND CLASS A                     1.31%    2.67%     2.75%
--------------------------------------------------------------------------------

THE FUND'S FEES AND EXPENSES
================================================================================
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT). You may be charged up to $15 for each wire redemption.

                                          ANNUAL FUND OPERATING EXPENSES
                                   (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
================================================================================
Management Fees                                        0.50%
Distribution (12b-1) Fees                              0.25%
Other Expenses                                         0.68%
Total Annual Fund Operating Expenses                   1.43%
Fee Waiver and/or Expense Reimbursement1               0.54%
Net Expenses                                           0.89%
--------------------------------------------------------------------------------
1 Pursuant to a written contract between Touchstone Advisors and the Trust, Touchstone Advisors has agreed to waive a portion of its advisory fee and/or reimburse certain Fund expenses in order to limit Net Expenses to 0.89%. Touchstone Advisors has agreed to maintain these expense limitations through at least June 30, 2004.

EXAMPLE. The following example should help you compare the cost of investing in the Tax-Free Money Market Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year         $   91
3 Years        $  399
5 Years        $  730
10 Years       $1,667

The example for the 3, 5 and 10 year periods is calculated using the Total Annual Fund Operating Expenses before the limits agreed to under the written contract with Touchstone Advisors for periods after year 1.

OHIO TAX-FREE MONEY MARKET FUND

THE FUND'S INVESTMENT GOAL
================================================================================
The Ohio Tax-Free Money Market Fund seeks the highest level of current income exempt from federal income tax and Ohio personal income tax, consistent with liquidity and stability of principal. The Fund is a money market fund, which seeks to maintain a constant share price of $1.00 per share.

ITS PRINCIPAL INVESTMENT STRATEGIES
================================================================================
The Fund invests primarily in high-quality, short-term Ohio municipal obligations issued by the State of Ohio, its agencies and municipalities, that pay interest that is exempt from both federal income tax and Ohio personal income tax. Under normal circumstances, at least 80% of the Fund's assets will be invested in Ohio municipal obligations. Shareholders will be provided with at least 60 days' prior notice of any change in this policy.

The Fund has a fundamental investment policy that under normal circumstances it will invest its assets so that at least 80% of its assets will be invested in short-term municipal obligations that pay interest that is exempt from federal income tax, including the alternative minimum tax, and Ohio personal income tax. This fundamental policy may not be changed without the approval of the Fund's shareholders.

The Fund may invest more than 25% of its assets in municipal obligations within a particular segment of the bond market (such as housing agency bonds or airport bonds). The Fund may also invest more than 25% of its assets in industrial development bonds, which may be backed only by nongovernmental entities. The Fund will not invest more than 25% of its assets in securities backed by nongovernmental entities that are in the same industry.

The Fund may invest in the following types of Ohio municipal obligations and other municipal obligations:

     o Tax-exempt bonds, including general obligation bonds, revenue bonds and industrial development bonds
     o    Tax-exempt notes
     o    Tax-exempt commercial paper
     o    Floating and variable rate municipal obligations
     o    When-issued obligations
     o    Obligations with puts attached

The Fund is non-diversified and may invest a significant percentage of its assets in the securities of a single issuer.

Like all money market funds, the Fund is subject to maturity, quality and diversification requirements designed to help it maintain a constant share price of $1.00.

THE KEY RISKS
================================================================================
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. A sudden deterioration in the financial condition of an issuer of a security or a deterioration in general economic conditions could cause the issuer to default on its obligation to pay interest and repay principal. This could cause the value of the Fund's shares to decrease.

The Fund's yield may decrease:

     o    If interest rates decrease
     o    If issuers are unable to make timely payments of interest or principal
     o If the Fund's investments are concentrated in a particular segment of the market and adverse economic developments affecting one issuer affect other issuers in the same segment
     o    If economic conditions within the State of Ohio decline
     o Because a non-diversified fund may be more sensitive to market changes than a diversified fund

As with any money market fund, there is no guarantee that the Fund will achieve its goal or maintain a constant share price of $1.00 per share.

You can find more information about the Fund's investments and risks under the "Investment Strategies and Risks" section of this Prospectus.

THE FUND'S PERFORMANCE
================================================================================

The bar chart and table below give some indication of the risks of investing in the Ohio Tax-Free Money Market Fund. The bar chart shows the Fund's Retail (Class A) performance from year to year. The table shows the Fund's average annual total returns. The return for Institutional shares offered by the Fund will differ from the returns of Retail shares shown in the bar chart, depending on the expenses of that class.

The Fund's past performance does not necessarily indicate how it will perform in the future.

OHIO TAX-FREE MONEY MARKET FUND TOTAL RETURNS - RETAIL SHARES
1993           1.99%
1994           2.40%                         Best Quarter:
1995           3.40%                         4th Quarter 2000   +0.92%
1996           2.94%
1997           3.08%                         Worst Quarter:
1998           2.96%                         4th Quarter 2002   +0.23%
1999           2.70%
2000           3.52%
2001           2.41%
2002           1.02%

The year-to-date return of the Fund's Retail shares as of September 30, 2003 is 0.37%.

To obtain current yield information, call 1.800.543.0407 or visit our website at www.touchstoneinvestments.com.

OHIO TAX-FREE MONEY MARKET FUND
AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIODS ENDED DECEMBER 31, 2002

                                               1 YEAR   5 YEARS     10 YEARS
================================================================================
RETAIL SHARES                                   1.02%    2.52%       2.64%
--------------------------------------------------------------------------------
                                                                      SINCE
                                               1 YEAR   5 YEARS   CLASS STARTED*
================================================================================
INSTITUTIONAL SHARES                            1.28%    2.77%       2.87%
--------------------------------------------------------------------------------

*Institutional shares began operations on January 7, 1997.

THE FUND'S FEES AND EXPENSES
================================================================================
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT). Retail shareholders may be charged up to $15 for each wire redemption.

                                          ANNUAL FUND OPERATING EXPENSES
                                   (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
================================================================================
                                         RETAIL SHARES      INSTITUTIONAL SHARES

Management Fees                              0.43%                 0.43%
Distribution (12b-1) Fees                    0.25%                  None
Other Expenses                               0.15%                 0.12%
Total Annual Fund Operating Expenses         0.83%                 0.55%
Fee Waiver and/or Expense Reimbursement1     0.08%                 0.05%
Net Expenses                                 0.75%                 0.50%
--------------------------------------------------------------------------------

1 Pursuant to a written contract between Touchstone Advisors and the Trust, Touchstone Advisors has agreed to waive a portion of its advisory fee and/or reimburse certain Fund expenses in order to limit Net Expenses to 0.75% for Retail shares and 0.50% for Institutional shares. Touchstone Advisors has agreed to maintain these expense limitations through at least June 30, 2004.

EXAMPLE. The following example should help you compare the cost of investing in the Ohio Tax-Free Money Market Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

           RETAIL SHARES        INSTITUTIONAL SHARES
1 Year         $   77                   $ 51
3 Years        $  257                   $171
5 Years        $  453                   $302
10 Years       $1,018                   $684

The examples for the 3, 5 and 10 year periods are calculated using the Total Annual Fund Operating Expenses before the limits agreed to under the written contract with Touchstone Advisors for periods after year 1.

CALIFORNIA TAX-FREE MONEY MARKET FUND

THE FUND'S INVESTMENT GOAL
================================================================================
The California Tax-Free Money Market Fund seeks the highest level of current income exempt from federal income tax and California income tax, consistent with liquidity and stability of principal. The Fund is a money market fund, which seeks to maintain a constant share price of $1.00 per share.

ITS PRINCIPAL INVESTMENT STRATEGIES
================================================================================
The Fund invests primarily in high-quality, short-term California municipal obligations issued by the State of California, its agencies and municipalities, that pay interest that is exempt from both federal income tax and California income tax. Under normal circumstances, at least 80% of the Fund's assets will be invested in California municipal obligations. Shareholders will be provided with at least 60 days' prior notice of any change in this policy.

The Fund has a fundamental investment policy that under normal circumstances it will invest its assets so that at least 80% of the income it distributes will be exempt from federal income tax, including the alternative minimum tax, and California income tax. This fundamental policy may not be changed without the approval of the Fund's shareholders.

The Fund may invest more than 25% of its assets in municipal obligations within a particular segment of the bond market (such as housing agency bonds or airport bonds). The Fund may also invest more than 25% of its assets in industrial development bonds, which may be backed only by non-governmental entities. The Fund will not invest more than 25% of its assets in securities backed by non-governmental entities that are in the same industry.

The Fund may invest in the following types of California municipal obligations and other municipal obligations:

     o Tax-exempt bonds, including general obligation bonds, revenue bonds and industrial development bonds
     o    Tax-exempt notes
     o    Tax-exempt commercial paper
     o    Floating and variable rate municipal obligations
     o    When-issued obligations
     o    Obligations with puts attached

The Fund is non-diversified and may invest a significant percentage of its assets in the securities of one issuer.

Like all money market funds, the Fund is subject to maturity, quality and diversification requirements designed to help it maintain a constant share price of $1.00.

THE KEY RISKS
================================================================================
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. A sudden deterioration in the financial condition of an issuer of a security or a deterioration in general economic conditions could cause the issuer to default on its obligation to pay interest and repay principal. This could cause the value of the Fund's shares to decrease.

The Fund's yield may decrease:

     o    If interest rates decrease
     o    If issuers are unable to make timely payments of interest or principal
     o If the Fund's investments are concentrated in a particular segment of the market and adverse economic developments affecting one issuer affect other issuers in the same segment
     o    If economic conditions within the State of California decline
     o Because a non-diversified fund may be more sensitive to market changes than a diversified fund

As with any money market fund, there is no guarantee that the Fund will achieve its goal or maintain a constant share price of $1.00 per share.

You can find more information about the Fund's investments and risks under the "Investment Strategies and Risks" section of this Prospectus.


THE FUND'S PERFORMANCE
================================================================================

The bar chart and table below give some indication of the risks of investing in the California Tax-Free Money Market Fund. The bar chart shows the Fund's performance from year to year. The table shows the Fund's average annual total returns.

The Fund's past performance does not necessarily indicate how it will perform in the future.

CALIFORNIA TAX-FREE MONEY MARKET FUND TOTAL RETURNS
1993           1.95%
1994           2.29%                         Best Quarter:
1995           3.18%                         2nd Quarter 2000   +0.84%
1996           2.78%
1997           2.89%                         Worst Quarter:
1998           2.82%                         3rd Quarter 2002   +0.19%
1999           2.52%
2000           3.04%
2001           2.00%
2002           0.81%

The Fund's year-to-date return as of September 30, 2003 is 0.32%.

To obtain current yield information, call 1.800.543.0407 or visit our website at www.touchstoneinvestments.com.

AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIODS ENDED DECEMBER 31, 2002

                                                      1 YEAR   5 YEARS  10 YEARS
================================================================================
CALIFORNIA TAX-FREE MONEY MARKET FUND                  0.81%    2.24%     2.42%
--------------------------------------------------------------------------------

THE FUND'S FEES AND EXPENSES
================================================================================
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT). You may be charged up to $15 for each wire redemption.

                                          ANNUAL FUND OPERATING EXPENSES
                                   (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
================================================================================
Management Fees                                        0.50%
Distribution (12b-1) Fees                              0.24%
Other Expenses                                         0.30%
Total Annual Fund Operating Expenses                   1.04%
Fee Waiver and/or Expense Reimbursement1               0.29%
Net Expenses                                           0.75%
--------------------------------------------------------------------------------
1 Pursuant to a written contract between Touchstone Advisors and the Trust, Touchstone Advisors has agreed to waive a portion of its advisory fee and/or reimburse certain Fund expenses in order to limit Net Expenses to 0.75%. Touchstone Advisors has agreed to maintain these expense limitations through at least June 30, 2004.

EXAMPLE. The following example should help you compare the cost of investing in the California Tax-Free Money Market Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year         $   77
3 Years        $  302
5 Years        $  546
10 Years       $1,245

The example for the 3, 5 and 10 year periods is calculated using the Total Annual Fund Operating Expenses before the limits agreed to under the written contract with Touchstone Advisors for periods after year 1.

FLORIDA TAX-FREE MONEY MARKET FUND

THE FUND'S INVESTMENT GOAL
================================================================================
The Florida Tax-Free Money Market Fund seeks the highest level of interest income exempt from federal income tax, consistent with liquidity and stability of principal. The Fund is a money market fund, which seeks to maintain a constant share price of $1.00 per share.

ITS PRINCIPAL INVESTMENT STRATEGIES
================================================================================
The Fund invests primarily in high-quality, short-term Florida municipal obligations issued by the State of Florida, its agencies and municipalities, that pay interest that is exempt from both federal income tax and the Florida intangible personal property tax. Under normal circumstances, at least 80% of the Fund's assets will be invested in Florida municipal obligations. Shareholders will be provided with at least 60 days' prior notice of any change in this policy.

The Fund has a fundamental investment policy that under normal circumstances it will invest its assets so that at least 80% of the income it distributes will be exempt from federal income tax, including the alternative minimum tax, and the Florida intangible personal property tax. This fundamental policy may not be changed without the approval of the Fund's shareholders.

The Fund may invest more than 25% of its assets in municipal obligations within a particular segment of the bond market (such as housing agency bonds or airport bonds). The Fund may also invest more than 25% of its assets in industrial development bonds, which may be backed only by non-governmental entities. The Fund will not invest more than 25% of its assets in securities backed by non-governmental entities that are in the same industry.

The Fund may invest in the following types of Florida municipal obligations and other municipal obligations:

     o Tax-exempt bonds, including general obligation bonds, revenue bonds and industrial development bonds
     o    Tax-exempt notes
     o    Tax-exempt commercial paper
     o    Floating and variable rate municipal obligations
     o    When-issued obligations
     o    Obligations with puts attached

The Fund is non-diversified and may invest a significant percentage of its assets in the securities of a single issuer.

Like all money market funds, the Fund is subject to maturity, quality and diversification requirements designed to help it maintain a constant share price of $1.00.

THE KEY RISKS
================================================================================

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. A sudden deterioration in the financial condition of an issuer of a security or a deterioration in general economic conditions could cause the issuer to default on its obligation to pay interest and repay principal. This could cause the value of the Fund's shares to decrease.

The Fund's yield may decrease:

     o    If interest rates decrease
     o    If issuers are unable to make timely payments of interest or principal
     o If the Fund's investments are concentrated in a particular segment of the market and adverse economic developments affecting one issuer affect other issuers in the same segment
     o    If economic conditions within the State of Florida decline
     o Because a non-diversified fund may be more sensitive to market changes than a diversified fund

As with any money market fund, there is no guarantee that the Fund will achieve its goal or maintain a constant share price of $1.00 per share.

You can find more information about the Fund's investments and risks under the "Investment Strategies and Risks" section of this Prospectus.


THE FUND'S PERFORMANCE
================================================================================
The bar chart and table below give some indication of the risks of investing in the Florida Tax-Free Money Market Fund. The bar chart shows the Fund's performance from year to year. The table shows the Fund's average annual total returns.

The Fund's past performance does not necessarily indicate how it will perform in the future.

FLORIDA TAX-FREE MONEY MARKET FUND TOTAL RETURNS
1993           2.24%
1994           2.40%                         Best Quarter:
1995           3.56%                         2nd Quarter 1995   +0.94%
1996           2.98%
1997           3.00%                         Worst Quarter:
1998           2.94%                         3rd Quarter 2002   +0.24%
1999           2.63%
2000           3.45%
2001           2.51%
2002           1.13%

The Fund's year-to-date return as of September 30, 2003 is 0.37%.

To obtain current yield information, call 1.800.543.0407 or visit our website at www.touchstoneinvestments.com.

AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIODS ENDED DECEMBER 31, 2002

                                                      1 YEAR   5 YEARS  10 YEARS
================================================================================
FLORIDA TAX-FREE MONEY MARKET FUND                     1.13%    2.53%     2.68%
--------------------------------------------------------------------------------

THE FUND'S FEES AND EXPENSES
================================================================================
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT). You may be charged up to $15 for each wire redemption.

                                          ANNUAL FUND OPERATING EXPENSES
                                   (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
================================================================================
Management Fees                                        0.50%
Distribution (12b-1) Fees                              0.25%
Other Expenses                                         0.37%
Total Annual Fund Operating Expenses                   1.12%
Fee Waiver and/or Expense Reimbursement1               0.43%
Net Expenses                                           0.69%
--------------------------------------------------------------------------------
1 Pursuant to a written contract between Touchstone Advisors and the Trust, Touchstone Advisors has agreed to waive a portion of its advisory fee and/or reimburse certain Fund expenses in order to limit Net Expenses to 0.75% or below. Touchstone Advisors has agreed to maintain these expense limitations through at least June 30, 2004.

EXAMPLE. The following example should help you compare the cost of investing in the Florida Tax-Free Money Market Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1  Year        $   70
3  Years       $  313
5  Years       $  575
10 Years       $1,325

The example for the 3, 5 and 10 year periods is calculated using the Total Annual Fund Operating Expenses before the limits agreed to under the written contract with Touchstone Advisors for periods after year 1.

INVESTMENT STRATEGIES AND RISKS

CAN A FUND DEPART FROM ITS NORMAL STRATEGIES?
================================================================================
Each Fund may depart from its investment strategies by taking temporary defensive positions in response to adverse market, economic, political or other conditions, including conditions when the sub-advisor is unable to identify attractive investment opportunities. During these times, a Fund may not achieve its investment goal.

CAN A FUND CHANGE ITS INVESTMENT GOAL?
================================================================================
The Tax-Free Intermediate Term Fund, the Ohio Insured Tax-Free Fund and the Ohio Tax-Free Money Market Fund may each change its investment goal by a vote of the Board of Trustees, without shareholder approval. You would be notified at least 30 days before any such change takes effect.

DO THE FUNDS HAVE OTHER INVESTMENT STRATEGIES IN ADDITION TO THEIR PRINCIPAL INVESTMENT STRATEGIES?
================================================================================
The Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund may also invest in the following types of municipal obligations:

     o    Tax-exempt notes
     o    Tax-exempt commercial paper
     o    When-issued obligations
     o    Obligations with puts attached
     o    Floating and variable rate obligations
     o    Lease obligations

The Tax-Free Intermediate Term Fund may also invest in municipal obligations rated in the fourth highest category by a rating agency.


ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS
================================================================================


MUNICIPAL OBLIGATIONS are debt securities issued by states and their political subdivisions, agencies, authorities and instrumentalities to finance public works facilities, to pay general operating expenses or to refinance outstanding debt. Municipal obligations may also be issued to finance various private activities for the construction of housing, educational or medical facilities or the financing of privately owned or operated facilities. The two principal types of municipal obligations are general obligation bonds and revenue bonds, including industrial revenue bonds. General obligation bonds are backed by the issuer's full faith and credit and taxing power. Revenue bonds are backed by the revenues of a specific project, facility or tax. Industrial revenue bonds are backed by the credit of a private user of the facility. Municipal obligations pay interest that is, in the opinion of bond counsel to the issuer, exempt from federal income tax, including the alternative minimum tax.

     o Ohio Municipal Obligations are issued by the State of Ohio and its agencies. They pay interest that is, in the opinion of bond counsel to the issuer, exempt from both federal income tax and Ohio personal income tax.

     o California Municipal Obligations are issued by the State of California and its agencies. They pay interest that is, in the opinion of bond counsel to the issuer, exempt from both federal income tax and California income tax.

     o Florida Municipal Obligations are issued by the State of Florida and its agencies. They pay interest that is, in the opinion of bond counsel to the issuer, exempt from both federal income tax and the Florida intangible personal property tax.

FLOATING AND VARIABLE RATE MUNICIPAL OBLIGATIONS are municipal obligations with interest rates that are adjusted when a specific interest rate index changes (floating rate obligations) or on a schedule (variable rate obligations). Although there may not be an active secondary market for a particular floating or variable rate obligation, these obligations usually have demand features that permit a Fund to demand payment in full of the principal and interest. Obligations with demand features are often secured by letters of credit issued by a bank or other financial institution. A letter of credit may reduce the risk that an entity will not be able to meet the Fund's demand for repayment of principal and interest.

WHEN-ISSUED OBLIGATIONS are municipal obligations that are paid for and delivered within 15 to 45 days after the date of purchase. A Fund investing in when-issued obligations will maintain a segregated account of cash or liquid securities to pay for its when-issued obligations and this account will be valued daily in order to account for market fluctuations in the value of its when-issued obligations.

OBLIGATIONS WITH PUTS ATTACHED are municipal obligations that may be resold back to the seller at a specific price or yield within a specific period of time. A Fund will purchase obligations with puts attached for liquidity purposes and may pay a higher price for obligations with puts attached than the price of similar obligations without puts attached. The purchase of obligations with puts attached involves the risk that the seller may not be able to repurchase the underlying obligation.

LEASE OBLIGATIONS are municipal obligations that constitute participations in lease obligations of municipalities to acquire land and a wide variety of equipment and facilities. While a lease obligation is not a general obligation of the municipality that has pledged its taxing power, a lease obligation is ordinarily backed by the municipality's promise to budget for, appropriate for and make payments due under the obligation. Some lease obligations may contain specific clauses providing that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on an annual basis.

INSURED MUNICIPAL OBLIGATIONS are municipal obligations that require an insurer to make payments of principal and interest, when due, if the issuer defaults on its payments. The obligations purchased by the Ohio Insured Tax-Free Fund will be insured either through an insurance policy purchased by the issuer of the obligation or through an insurance policy purchased by the Fund.

RISKS OF INVESTING IN THE FUNDS
================================================================================
CREDIT RISK. The securities in a Fund's portfolio are subject to the possibility that a deterioration in the financial condition of an issuer, or a deterioration in general economic conditions, could cause an issuer to fail to make timely payments of principal or interest, when due. Also, some municipal obligations may be backed by a letter of credit issued by a bank or other financial institution. Adverse developments affecting banks could have a negative effect on the value of a Fund's portfolio securities. Securities in the lowest category of investment grade may have some risky characteristics and changes in economic conditions may be more likely to cause issuers of these securities to be unable to make payments.

INTEREST RATE RISK. Each of the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund is subject to the risk that the market value of its portfolio securities will decline because of rising interest rates. The price of debt securities is generally linked to the prevailing market interest rates. In general, when interest rates rise, the price of debt securities falls, and when interest rates fall, the price of debt securities rises. The price volatility of a debt security also depends on its maturity. Generally, the longer the maturity of a debt security, the greater its sensitivity to changes in interest rates. To compensate investors for this higher risk, debt securities with longer maturities generally offer higher yields than debt securities with shorter maturities.

The yield of the Tax-Free Money Market Fund, the Ohio Tax-Free Market Money Fund, the California Tax-Free Money Market Fund and the Florida Tax-Free Money Market Fund (the Money Market Funds) will vary from day to day due to changes in interest rates. Generally, each Money Market Fund's yield will increase when interest rates increase and will decrease when interest rates decrease.

NON-DIVERSIFICATION RISK. A non-diversified Fund may invest more than 5% of its assets in the securities of a single issuer. This may cause the value of the Fund's shares to be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares in a diversified fund.

CONCENTRATION RISK. A Fund that invests a significant portion of its total assets (more than 25%) in the securities of a particular bond market segment (e.g., housing agency bonds or airport bonds) or in the securities of a particular state is subject to the risk that adverse circumstances will have a greater impact on the Fund than a fund that does not concentrate its investments. It is possible that economic, business or political developments or other changes affecting one security in the area of concentration will affect other securities in that area of concentration in the same manner, thereby increasing the risk of such investments.

     o Ohio Municipal Obligations. Economic and political conditions in the state of Ohio may impact the value of Ohio municipal obligations. Ohio's economy has diversified to a more balanced service and trade-oriented economy, although manufacturing continues to dominate. The state's manufacturing sector represented 25% of its income in 1999, compared to the national average of 16%, leaving the state more vulnerable to economic cycles. The state's manufacturing base remains very important to its overall economy, but is expected to experience very little growth in the future. Ohio's economy is expected to continue a very slow expansion and diversification in the long term, with jobs added in the high technology sectors as part of direct state initiatives. The Ohio Constitution requires a balanced budget and positive ending fund balances. The state operates primarily from its general revenue fund, which is funded primarily from sales and personal income taxes. Ohio's dependency on recession-ravaged manufacturing, higher unemployment and stock market plunges have caused expected tax receipts to fall way below projections. In January 2003, the Governor imposed $121 million in budget cuts on state agencies, education and Medicaid, bringing the total budget cuts within the past 27 months to over $1 billion. Despite the cuts, a deficit remained, in addition to a $4 billion shortfall forecast for the biennial budget that began July 1, 2003. On July 1, 2003, the Ohio sales and use tax rate was temporarily increased 1% and will sunset June 30, 2005. The increase is expected to generate more than $1 billion annually. In July 2003, Standard & Poor's revised its outlook on Ohio's general obligation debt to stable from negative, based on the passage of a structurally balanced fiscal 2004-2005 biennial budget, the sales tax increase, as well as conservative assumptions for economic growth underlying budget projections. Although no issuers of Ohio municipal obligations are currently in default on their payments of principal and interest, a default could adversely impact the market values and marketability of all Ohio municipal obligations.

     o California Municipal Obligations. Economic and political conditions in the state of California may impact the value of California municipal obligations. California's legislators are struggling to close the state's $38 billion budget deficit, which is larger than the entire budgets of most states. California has a broad-based economy, but has lost a net 370,000 private sector jobs since the economic downturn began in March 2001. Many of the lost jobs were in high-wage, high-skill industries like computers and communications. In addition, war, fears of terrorism and SARS have hurt the state's tourism industry, which has not fully recovered from the September 11th terrorist attacks. California's bond ratings were lowered throughout
          2003. In February 2003, Moody's lowered California's general obligation bond rating to A2 from A1 and its lease revenue bond rating to A3 from A2. In August 2003, Moody's again lowered its rating on California's general obligation bonds to A3 and lowered its rating on the state's lease revenue bonds to Baa1. In July 2003, S&P lowered its credit rating on California's general obligation debt three notches, to BBB from A. The downgrade reflected structural budget imbalance pressures that resulted in the fiscal 2004 budget being 59 days late and which assumes the issuance of almost $11 billion of deficit financing bonds in fiscal 2004 to increase the general fund balance. S&P noted that the delayed and problematic budget process was further aggravated by the certification of a gubernatorial recall election. It added that the recall election also complicates projections of future fiscal direction. California is the only state in S&P's "BBB" rating category and no state rating has been this low in more than ten years. Although no issuers of California municipal obligations are currently in default on their payments of principal and interest, a default could adversely impact the market values and marketability of all California municipal obligations.

     o Florida Municipal Obligations. Economic and political conditions in the state of Florida may impact the value of Florida municipal obligations. Florida has a service-based economy that has performed well, recording strong and consistent growth in population, employment and income. Florida's location, climate, natural resources, and favorable tax environment continue to drive economic performance. Tourism is one of Florida's largest export industries, drawing purchasing power from outside of the state and creating jobs, income and state and local tax revenues. Recent estimates indicate that visitors to Florida spend almost $50 billion each year and pay a significant portion of the state's sales tax. Florida does not have a tax on personal income but has an ad valorem tax on intangible personal property as well as sales and use taxes. These taxes are the principal source of funds to meet state expenses, including the repayment of its debt obligations. As a result, the state has a relatively narrow tax base with approximately 73% of its revenues derived from the 6% sales and use tax. Despite this reliance on a cyclical revenue source, Florida has managed its overall financial program well. The state has generated operating surpluses in recent years while maintaining tax levels and funding growth-related service requirements. The state is required to have a balanced budget and maintained a balanced budget in 2003 with $708 million of nonrecurring transfers from various trust funds. The state's budget stabilization reserve remains fully funded through fiscal 2004 at $966 million. However, the continued economic slowdown forced the state to adjust its revenue forecasts for fiscal 2004 downward after the proposed fiscal 2004 budget was released. Sales tax revenues were adjusted 2.6% below the original forecast and overall general revenue fund growth is now projected to be 2.6% compared to earlier forecasts of 4.1%. The length and duration of the national economic slowdown will be a key determinant in the state's economic and revenue performance in upcoming fiscal years, particularly tourism activity. In addition, cost pressures from constitutionally mandated initiatives such as class size, pre-K and high speed rail will put pressure on future budgets. Fiscal 2004 budget deliberations were more complex and politically charged with difficult choices for the state legislature regarding service levels and revenues. Although no Florida municipal obligations are currently in default on their payments of principal and interest, a default could adversely impact the market values and marketability of all Florida municipal obligations.

TAX RISK. Certain provisions of the Internal Revenue Code relating to the issuance of municipal obligations may reduce the volume of municipal securities that qualify for federal tax exemptions. Proposals that may further restrict or eliminate the income tax exemptions for interest on municipal obligations may be introduced in the future. If any such proposal became law, it may reduce the number of municipal obligations available for purchase by a Fund and could adversely affect the Fund's shareholders. If this occurs, the Fund would reevaluate its investment goals and strategies and may submit possible changes in its structure to shareholders.

THE FUNDS' MANAGEMENT

INVESTMENT ADVISOR
================================================================================
TOUCHSTONE ADVISORS, INC. (THE ADVISOR OR TOUCHSTONE ADVISORS)
221 East Fourth Street, Cincinnati, Ohio 45202-4133

Touchstone Advisors is responsible for selecting each Fund's sub-advisor, subject to approval by the Board of Trustees. Touchstone Advisors selects a sub-advisor that has shown good investment performance in its areas of expertise. Touchstone Advisors considers various factors in evaluating the Funds' sub-advisor, including:

   o Level of knowledge and skill
   o Performance as compared to its peers or benchmark
   o Consistency of performance over 5 years or more
   o Level of compliance with investment rules and strategies
   o Employees, facilities and financial strength
   o Quality of service

Touchstone Advisors will also continually monitor the performance of the Funds' sub-advisor through various analyses and through in-person, telephone and written consultations with the sub-advisor. Touchstone Advisors discusses its expectations for performance with the sub-advisor. Touchstone Advisors provides written evaluations and recommendations to the Board of Trustees, including whether or not a sub-advisor's contract should be renewed, modified or terminated.

Touchstone Advisors has been registered as an investment advisor under the Investment Advisers Act of 1940, as amended, since 1994. As of December 31, 2002, Touchstone Advisors had approximately $1.8 billion in assets under management.

The Trust and Touchstone Advisors have applied for, and the Securities and Exchange Commission has granted, an exemptive order that permits the Trust or Touchstone Advisors, under certain conditions, to select or change investment advisors, enter into new sub-advisory agreements or amend existing sub-advisory agreements without first obtaining shareholder approval. The Funds must still obtain shareholder approval of any sub-advisory agreement with a sub-advisor affiliated with the Trust or Touchstone Advisors other than by reason of serving as a sub-advisor to one or more Touchstone Funds. Shareholders of a Fund will be notified of any changes in the sub-advisor to that Fund.

Touchstone Advisors is also responsible for running all of the operations of the Funds, except for those that are subcontracted to the sub-advisor, custodian, transfer and accounting agent and administrator. Each Fund pays Touchstone Advisors a fee for its services. Out of this fee Touchstone Advisors pays the sub-advisor a fee for its services. The fee paid to Touchstone Advisors by each Fund (except the Ohio Tax-Free Money Market Fund) during its most recent fiscal year was 0.50% of average daily net assets. The fee paid to Touchstone Advisors by the Ohio Tax-Free Money Market Fund during its most recent fiscal year was 0.43% of average daily net assets.

FUND SUB-ADVISOR
================================================================================
FORT WASHINGTON INVESTMENT ADVISORS, INC. (THE SUB-ADVISOR OR FORT WASHINGTON) 420 East Fourth Street, Cincinnati, OH 45202-4133

Fort Washington has been registered as an investment advisor since 1990 and provides investment advisory services to individuals, institutions, mutual funds and variable annuity products. Fort Washington makes the day-to-day decisions regarding buying and selling specific securities for each Fund. Fort Washington manages the investments held by each Fund according to the Fund's investment goals and strategies.

John J. Goetz, CFA, is primarily responsible for managing each Fund's portfolio and has been managing the Funds since October 1986. Mr. Goetz has been a Vice President and Senior Portfolio Manager of Fort Washington since May 2000. He was employed by the Trust's previous investment adviser from 1981 until April 2000.

The fee paid by Touchstone Advisors to Fort Washington during the most recent fiscal year was 0.20% of average daily net assets for each of the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund, 0.15% of average daily net assets for each of the Tax-Free Money Market Fund, the California Tax-Free Money Market Fund and the Florida Tax-Free Money Market Fund and 0.13% of average daily net assets for the Ohio Tax-Free Money Market Fund.

Effective December 31, 2002, breakpoints were added to the Funds' sub-advisory fee schedules in order to reduce the sub-advisory fees paid by the Advisor when assets reach $100 million and above. The establishment of fee breakpoints reduced the amount of sub-advisory fees paid to Fort Washington for the Ohio Tax-Free Money Market Fund but did not affect the amount of the other Funds' sub-advisory fees during the most recent fiscal year.

Fort Washington is an affiliate of Touchstone Advisors. Therefore, Touchstone Advisors may have a conflict of interest when making decisions to keep Fort Washington as a Fund's sub-advisor. The Board of Trustees reviews Touchstone Advisors' decisions, with respect to the retention of Fort Washington, to reduce the possibility of a conflict of interest situation.

CHOOSING A CLASS OF SHARES

TAX-FREE INTERMEDIATE TERM FUND AND OHIO INSURED TAX-FREE FUND
================================================================================
The Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund each offer Class A shares, Class B shares and Class C shares. Each class of shares has different sales charges and distribution fees. The amount of sales charges and distribution fees you pay will depend on which class of shares you decide to purchase.

CLASS A SHARES
================================================================================
The offering price of Class A shares of each of the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund is equal to its net asset value (NAV) plus a front-end sales charge that you pay when you buy your shares. The front-end sales charge is generally deducted from the amount of your investment.

The following table shows the amount of front-end sales charge you will pay on purchases of Class A shares. The amount of front-end sales charge is shown as a percentage of (1) offering price and (2) the net amount invested after the charge has been subtracted. Note that the front-end sales charge gets lower as your investment amount gets larger.

--------------------------------------------------------------------------------
                                    SALES CHARGE AS % OF    SALES CHARGE AS % OF
AMOUNT OF YOUR INVESTMENT              OFFERING PRICE       NET AMOUNT INVESTED
================================================================================
Under $50,000                              4.75%                   4.99%
$50,000 but less than $100,000             4.50%                   4.72%
$100,000 but less than $250,000            3.50%                   3.63%
$250,000 but less than $500,000            2.95%                   3.04%
$500,000 but less than $1 million          2.25%                   2.31%
$1 million or more                         0.00%                   0.00%
--------------------------------------------------------------------------------
There is no front-end sales charge if you invest $1 million or more in a Fund. This includes large total purchases made through programs such as aggregation, concurrent purchases, letters of intent and rights of accumulation. These programs are described more fully in the Statement of Additional Information
(SAI). In addition, there is no front-end sales charge on purchases by certain persons related to the Funds or their service providers and certain other persons listed in the SAI. At the option of the Trust, the front-end sales charge may be included on purchases by such persons in the future.

If you redeem shares that you purchased as part of the $1 million purchase within 1 year, you may pay a contingent deferred sales charge (CDSC), a sales charge you pay when you redeem your shares, of 1% on the shares redeemed.

CLASS B SHARES
================================================================================

BECAUSE IN MOST CASES IT IS MORE ADVANTAGEOUS TO PURCHASE CLASS A SHARES FOR AMOUNTS IN EXCESS OF $250,000, A REQUEST TO PURCHASE CLASS B SHARES FOR $250,000 OR MORE WILL USUALLY BE CONSIDERED AS A PURCHASE REQUEST FOR CLASS A SHARES OR DECLINED.

Class B shares of the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund are sold at NAV without an initial sales charge so that the full amount of your purchase payment may be immediately invested in the Funds. A CDSC will be charged if you redeem Class B shares within 6 years after you purchased them. The amount of the CDSC will depend on how long you have held your shares, as set forth in the following table:

--------------------------------------------------------------------------------
                                                             CDSC AS A % OF
YEAR SINCE PURCHASE PAYMENT MADE                        AMOUNT SUBJECT TO CHARGE
================================================================================
First                                                            5.00%
Second                                                           4.00%
Third                                                            3.00%
Fourth                                                           2.00%
Fifth                                                            1.00%
Sixth                                                            1.00%
Seventh and thereafter*                                           None
--------------------------------------------------------------------------------
*Class B shares will automatically convert to Class A shares after they have been held for approximately 8 years.

CONVERSION TO CLASS A SHARES. Class B shares will convert automatically to Class A shares in the month of your 8-year anniversary date or in the beginning of the 9th year after the date of your original purchase of those shares. The conversion is based on the relative NAVs of the shares of the two classes on the conversion date and no sales charge will be imposed. Class B shares you have acquired through automatic reinvestment of dividends or capital gains will be converted in proportion to the total number of Class B shares you have purchased and own. Since the Rule 12b-1 distribution fees for Class A shares are lower than for Class B shares, converting to Class A shares will lower your expenses.

CLASS C SHARES
================================================================================
BECAUSE IN MOST CASES IT IS MORE ADVANTAGEOUS TO PURCHASE CLASS A SHARES FOR AMOUNTS IN EXCESS OF $1 MILLION, A REQUEST TO PURCHASE CLASS C SHARES FOR $1 MILLION OR MORE WILL USUALLY BE CONSIDERED AS A PURCHASE REQUEST FOR CLASS A SHARES OR DECLINED.

Class C shares of the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund are sold at NAV without an initial sales charge so that the full amount of your purchase payment may be immediately invested in the Funds. A CDSC of 1.00% will be charged on Class C shares redeemed within 1 year after you purchased them.

OHIO TAX-FREE MONEY MARKET FUND
================================================================================
The Ohio Tax-Free Money Market Fund offers Retail (Class A) shares and Institutional shares. Each class of shares has different distribution fees and shareholder features, depending on which class of shares you decide to purchase. Retail shares are subject to a 12b-1 distribution fee of up to 0.25% of average daily net assets. Institutional shares are not subject to Rule 12b-1 distribution fees, but do not offer check-writing privileges, the automatic investment plan or the systematic withdrawal plan. The minimum initial investment in Institutional shares ordinarily is $1 million.

12B-1 DISTRIBUTION PLANS
================================================================================
TAX-FREE INTERMEDIATE TERM FUND AND OHIO INSURED TAX-FREE FUND. Each Fund has adopted a distribution plan under Rule 12b-1 of the 1940 Act for its Class A, Class B and Class C shares. The plans allow each Fund to pay distribution and other fees for the sale and distribution of its shares and for services provided to holders of shares. Under the Class A plan, the Funds pay an annual fee of up to 0.25% of average daily net assets that are attributable to Class A shares. Under the Class B and Class C plans, the Funds pay an annual fee of up to 1.00% of average daily net assets that are attributable to Class B or Class C shares (of which up to 0.75% is a distribution fee and up to 0.25% is an account maintenance fee). Because these fees are paid out of a Fund's assets on an ongoing basis, they will increase the cost of your investment and over time may cost you more than paying other types of sales charges.

MONEY MARKET FUNDS. Each Money Market Fund has adopted a distribution plan under Rule 12b-1 of the 1940 Act for its shares. The plan allows Class A shares of the Tax-Free Money Market Fund, Retail shares of the Ohio Tax-Free Money Market Fund and shares of the California Tax-Free Money Market Fund and Florida Tax-Free Money Market Fund to pay an annual fee of up to 0.25% of average daily net assets for the sale and distribution of shares. Because these fees are paid out of a Money Market Fund's assets on an ongoing basis, they will increase the cost of your investment and over time may cost you more than paying other types of sales charges.

INVESTING WITH TOUCHSTONE

CHOOSING THE APPROPRIATE INVESTMENTS TO MATCH YOUR GOALS. Investing well requires a plan. We recommend that you meet with your financial advisor to plan a strategy that will best meet your financial goals.

PURCHASING YOUR SHARES
================================================================================

You can contact your financial advisor to purchase shares of the Funds. You may also purchase shares of any Fund directly from Touchstone Securities, Inc. (Touchstone). In any event, you must complete an investment application. You may obtain an investment application from Touchstone or your financial advisor or by visiting the touchstoneinvestments.com website.

Shares of the Ohio Insured Tax-Free Fund, the Ohio Tax-Free Money Market Fund, the California Tax-Free Money Market Fund and the Florida Tax-Free Money Market Fund may not be eligible for sale in your state of residence.

For more information about how to purchase shares or to detemine whether a Fund is available for sale in your state, telephone Touchstone (Nationwide call toll-free 1.800.543.0407).

     ! INVESTOR ALERT: Each Touchstone Fund reserves the right to reject any purchase request, including exchanges from other Touchstone Funds, that it regards as disruptive to efficient portfolio management. For example, a purchase request could be rejected because of the timing of the investment or because of a history of excessive trading by the investor.

You should read this Prospectus carefully and then determine how much you want to invest. Check below to find the minimum investment requirements and ways to purchase shares for each Fund.

--------------------------------------------------------------------------------
                                  CLASS A SHARES            OHIO TAX-FREE MONEY
                                  CLASS B SHARES                MARKET FUND
                                  CLASS C SHARES            INSTITUTIONAL SHARES

                             INITIAL        ADDITIONAL            INITIAL
                            INVESTMENT      INVESTMENT           INVESTMENT

--------------------------------------------------------------------------------
Regular Account               $1,000           $50               $1,000,000
--------------------------------------------------------------------------------
Investments through the                                             Not
Automatic Investment Plan        $50           $50               Available
--------------------------------------------------------------------------------

     ! INVESTOR ALERT: Touchstone may change these initial and additional investment minimums at any time.

HOUSEHOLDING POLICY. The Funds will send one copy of prospectuses and shareholder reports to households containing multiple shareholders with the same last name. This process, known as "householding," reduces costs and provides a convenience to shareholders. If you share the same last name and address with another shareholder and you prefer to receive separate
prospectuses  and  shareholder   reports,   telephone  Touchstone  toll-free  at
1.800.543.0407 and we will begin separate mailings to you within 30 days of your request.

If you or others in your household invest in the Funds through a broker or other financial institution, you may receive separate prospectuses and shareholder reports, regardless of whether or not you have consented to householding on your investment application.

OPENING AN ACCOUNT
================================================================================

IMPORTANT INFORMATION ABOUT PROCEDURES FOR OPENING AN ACCOUNT

Federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. What this means for you: When you open an account, we will ask for your name, residential address, date of birth, government identification number and other information that will allow us to identify you. We may also ask to see your driver's license or other identifying documents. If we do not receive these required pieces of information, there may be a delay in processing your investment request, which could subject your investment to market risk. If we are unable to immediately verify your identity, the Fund may restrict further investment until your identity is verified. However, if we are unable to verify your identity, the Fund reserves the right to close your account without notice and return your investment to you at the price determined as of 4:00 p.m. Eastern time on the day in which your account is closed. If we close your account because we are unable to verify your identity, your investment will be subject to market fluctuation, which could result in a loss of a portion of your principal investment.

For information about how to purchase shares, telephone Touchstone (Nationwide call toll-free 1.800.543.0407).

You can invest in the Funds in the following ways:

BY MAIL OR THROUGH YOUR FINANCIAL ADVISOR
o Please make your check (drawn on a U.S. bank and payable in U.S. dollars) payable to the Touchstone Funds. We do not accept third party checks.
o Send your check with the completed investment application by regular mail to Touchstone, P.O. Box 5354, Cincinnati, Ohio 45201-5354, by overnight mail to Touchstone, 221 East Fourth Street, Suite 300, Cincinnati, Ohio 45202-4133.
o Your application will be processed subject to your check clearing. If your check is returned for insufficient funds or uncollected funds, you may be charged a fee and you will be responsible for any resulting loss to the Fund.
o    You may also open an account through your financial advisor.
o We price direct purchases in the Funds based upon the next determined public offering price (NAV plus any applicable sales charge) after your order is received. Direct purchase orders received by Touchstone, its authorized agent or your financial advisor, by the close of the regular session of trading on the New York Stock Exchange (NYSE), generally 4:00 p.m. Eastern time, are processed at that day's public offering price. Direct investments received by Touchstone, its authorized agent or your financial advisor, after the close of the regular session of trading on the NYSE, generally 4:00 p.m. Eastern time, are processed at the public offering price next determined on the following business day. It is the responsibility of the financial advisor or Touchstone's authorized agent to transmit properly completed orders so that they will be received timely by Touchstone.
o You may receive a dividend in any Money Market Fund on the day you wire an investment if you notify Touchstone of your wire by 12:00 noon Eastern time, on that day. Your purchase will be priced based upon the next determined NAV after a proper order is received.

BY EXCHANGE
o You may exchange shares of the Funds for shares of the same class of another Touchstone Fund at NAV. You may also exchange Class A or Class C shares of the Funds for Class A shares of any Touchstone money market fund.
o    You do not have to pay any exchange fee for your exchange.
o Shares otherwise subject to a CDSC will not be charged a CDSC in an exchange. However, when you redeem the shares acquired through the exchange, the shares you redeem may be subject to a CDSC, depending upon when you originally purchased the shares you exchanged. For purposes of computing the CDSC, the length of time you have owned your shares will be measured from the date of original purchase and will not be affected by any exchange.
o If you exchange Class C shares for Class A shares of any Touchstone money market fund, the amount of time you hold shares of the money market fund will not be added to the holding period of your original shares for the purpose of calculating the CDSC, if you later redeem the exchanged shares. However, if you exchange back into your original Class C shares, the prior holding period of your Class C shares will be added to your current holding period of Class C shares in calculating the CDSC.
o You should review the disclosure provided in the Prospectus relating to the exchanged-for shares carefully before making an exchange of your Fund shares.

ADDING TO YOUR ACCOUNT
================================================================================
BY CHECK
o Complete the investment form provided at the bottom of a recent account statement.
o    Make your check payable to the Touchstone Funds.
o    Write your account number on the check.
o Either: (1) Mail the check with the investment form in the envelope provided with your account statement; or (2) Mail the check directly to your financial advisor at the address printed on your account statement. Your financial advisor is responsible for forwarding payment promptly to Touchstone.
o If your check is returned for insufficient funds or uncollected funds, you may be charged a fee and you will be responsible for any resulting loss to the Fund.

BY WIRE
o Contact your bank and ask it to wire federal funds to Touchstone. Specify your name and account number.
o Purchases in the Funds will be processed at that day's NAV (or public offering price, if applicable) if Touchstone receives a properly executed wire by the close of the regular session of trading on the NYSE, generally 4:00 p.m. Eastern time, on a day when the NYSE is open for regular trading.
o You may receive a dividend in any Money Market Fund on the day you wire an investment if you notify Touchstone of your wire by 12:00 noon Eastern time, on that day.
o    Banks may charge a fee for handling wire transfers.
o You should contact Touchstone or your financial advisor for further instructions.

BY EXCHANGE
o You may add to your account by exchanging shares from an unaffiliated mutual fund or from another Touchstone Fund.
o For information about how to exchange shares among the Touchstone Funds, see "Opening an Account - By exchange" in this Prospectus.

AUTOMATIC INVESTMENT OPTIONS
================================================================================
The various ways that you can invest in the Funds are outlined below. Touchstone does not charge any fees for these services. For further details about these services, call Touchstone at 1.800.543.0407.

AUTOMATIC INVESTMENT PLAN. You can pre-authorize monthly investments of $50 or more in a Fund to be processed electronically from a checking or savings account. You will need to complete the appropriate section in the investment application to do this. This option is not available to Institutional shareholders in the Ohio Tax-Free Money Market Fund.

REINVESTMENT/CROSS REINVESTMENT. Dividends and capital gains can be automatically reinvested in the Fund that pays them or in another Touchstone Fund within the same class of shares without a fee or sales charge. Dividends and capital gains will be reinvested in the Fund that pays them, unless you indicate otherwise on your investment application. You may also choose to have your dividends or capital gains paid to you in cash.

DIRECT DEPOSIT PURCHASE PLAN. You may automatically invest Social Security checks, private payroll checks, pension pay outs or any other pre-authorized government or private recurring payments in the Funds. This occurs on a monthly basis and the minimum investment is $50. This option is not available to Institutional shareholders in the Ohio Tax-Free Money Market Fund.

DOLLAR COST AVERAGING. Our dollar cost averaging program allows you to diversify your investments by investing the same amount on a regular basis. You can set up periodic automatic transfers of at least $50 from one Touchstone Fund to any other. The applicable sales charge, if any, will be assessed.


PROCESSING ORGANIZATIONS. You may also purchase shares of the Funds through a "processing organization," (e.g., a mutual fund supermarket) which is a broker-dealer, bank or other financial institution that purchases shares for its customers. Some of the Touchstone Funds have authorized certain processing organizations to receive purchase and sales orders on their behalf. Before investing in the Funds through a processing organization, you should read any materials provided by the processing organization together with this Prospectus.

When shares are purchased this way, there may be various differences. The processing organization may:

o    Charge a fee for its services
o    Act as the shareholder of record of the shares
o    Set different minimum initial and additional investment requirements
o    Impose other charges and restrictions
o Designate intermediaries to accept purchase and sales orders on the Funds' behalf

Touchstone considers a purchase or sales order as received when an authorized processing organization, or its authorized designee, receives the order in proper form. These orders will be priced based on the Fund's NAV (or offering price, if applicable) next computed after such order is received in proper form. It is the responsibility of the processing organization to transmit properly completed orders so that they will be received timely by Touchstone.

Shares held through a processing organization may be transferred into your name following procedures established by your processing organization and Touchstone. Certain processing organizations may receive compensation from the Funds, Touchstone, Touchstone Advisors or their affiliates.

SELLING YOUR SHARES
================================================================================
You may sell some or all of your shares on any day that the Fund calculates its NAV. If your request is received by Touchstone in proper form before the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time), you will receive a price based on that day's NAV for the shares you sell. Otherwise, the price you receive will be based on the NAV that is next calculated.

BY TELEPHONE

o You can sell or exchange your shares over the telephone, unless you have specifically declined this option. If you do not wish to have this ability, you must mark the appropriate section of the investment application. You may only sell shares over the telephone if the amount is less than $100,000.

o    To sell your Fund shares by telephone, call Touchstone at 1.800.543.0407.
o If we receive your sale request before the close of the regular session of trading on the NYSE, generally 4:00 p.m. Eastern time, on a day when the NYSE is open for regular trading, the sale of your shares will be processed at the next determined NAV on that day. Otherwise it will occur on the next business day.
o The proceeds of sales of shares in a Money Market Fund may be wired to you on the same day of your telephone request, if your request is properly made before 12:00 noon Eastern time.
o Interruptions in telephone service could prevent you from selling your shares by telephone when you want to. When you have difficulty making telephone sales, you should mail to Touchstone (or send by overnight delivery), a written request for the sale of your shares.
o In order to protect your investment assets, Touchstone will only follow instructions received by telephone that it reasonably believes to be genuine. However, there is no guarantee that the instructions relied upon will always be genuine and Touchstone will not be liable, in those cases. Touchstone has certain procedures to confirm that telephone instructions are genuine. If it does not follow such procedures in a particular case, it may be liable for any losses due to unauthorized or fraudulent instructions. Some of these procedures may include:

     o    Requiring personal identification
     o Making checks payable only to the owner(s) of the account shown on Touchstone's records
     o Mailing checks only to the account address shown on Touchstone's records
     o    Directing wires only to the bank account shown on Touchstone's records
     o    Providing written confirmation for transactions requested by telephone
     o    Tape recording instructions received by telephone

BY MAIL
o    Write to Touchstone.
o    Indicate the number of shares or dollar amount to be sold.
o    Include your name and account number.
o Sign your request exactly as your name appears on your investment application.

BY WIRE
o    Complete the appropriate information on the investment application.
o If your proceeds are $1,000 or more, you may request that Touchstone wire them to your bank account.
o You may be charged a fee. (There is no fee for wire redemptions of Institutional shares in the Ohio Tax-Free Money Market Fund.)
o Redemption proceeds will only be wired to a commercial bank or brokerage firm in the United States.
o Your redemption proceeds may be deposited without a charge directly into your bank account through an ACH transaction. Contact Touchstone for more information.

BY CHECK
o You may establish checkwriting privileges in the Tax-Free Money Market Fund, the Ohio Tax-Free Money Market Fund (Retail shares only), the California Tax-Free Money Market Fund and the Florida Tax-Free Money Market Fund and redeem shares by check.
o    There is no fee for writing checks.
o The minimum amount of each check redemption is $100. All checks written for less than the minimum amount will be returned. You will be charged a fee for checks written below the minimum.
o Checks will be processed at the NAV on the day the check is presented to the Custodian for payment.
o If the amount of your check is more than the value of the shares held in your account, you will be charged for each check returned for insufficient funds.
o    Checks may not be certified.

THROUGH A SYSTEMATIC WITHDRAWAL PLAN
o You may elect to receive, or send to a third party, withdrawals of $50 or more if your account value is at least $5,000.
o    Withdrawals can be made monthly, quarterly, semiannually or annually.
o    There is no special fee for this service.
o    The  systematic   withdrawal   plan  is  not  available  to   Institutional
     shareholders in the Ohio Tax-Free Money Market Fund.

ooo  SPECIAL TAX CONSIDERATION
Systematic withdrawals in the Tax-Free Intermediate Term Fund or the Ohio Insured Tax-Free Fund may result in the sale of your shares at a loss or may result in taxable investment gains.

THROUGH YOUR FINANCIAL ADVISOR
o You may also sell shares by contacting your financial advisor, who may charge you a fee for this service. Shares held in street name must be sold through your financial advisor or, if applicable, the processing organization.
o Your financial advisor is responsible for making sure that sale requests are transmitted to Touchstone in proper form in a timely manner.

ooo  SPECIAL TAX CONSIDERATION
Selling your shares in the Tax-Free Intermediate Term Fund or the Ohio Insured Tax-Free Fund may cause you to incur a taxable gain or loss.

     ! INVESTOR ALERT: Unless otherwise specified, proceeds will be sent to the record owner at the address shown on Touchstone's records.

CONTINGENT DEFERRED SALES CHARGE
================================================================================
If you purchase $1 million or more Class A shares at NAV, a CDSC of 1.00% may be charged on redemptions made within 1 year of purchase. A CDSC of 5.00% will be charged on redemptions of Class B shares made within 1 year of purchase. This charge will be incrementally reduced and after the 6th year there is no CDSC. A CDSC of 1.00% will be charged on Class C shares redeemed within 1 year of purchase.

The CDSC will not apply to redemptions of shares you received through reinvested dividends or capital gains distributions and may be waived under certain circumstances described below. The CDSC will be assessed on the lesser of your shares' NAV at the time of redemption or the time of purchase. Therefore, any increase in the share price is not subject to the CDSC. The CDSC is paid to Touchstone to reimburse expenses incurred in providing distribution-related services to the Funds in connection with the sale of shares.

No CDSC is applied if:
     o The redemption is due to the death or post-purchase disability of a shareholder
     o The redemption is from a systematic withdrawal plan and represents no more than 10% of your annual account value

When we determine whether a CDSC is payable on a redemption, we assume that:

     o    The redemption is made first from amounts not subject to a CDSC; then
     o    From the earliest purchase payment(s) that remain invested in the Fund

The SAI contains further details about the CDSC and the conditions for waiving the CDSC.

SIGNATURE GUARANTEES
================================================================================

Some circumstances require that your request to sell shares be made in writing accompanied by an original Medallion Signature Guarantee. A Medallion Signature Guarantee helps protect you against fraud. You can obtain one from most banks or securities dealers, but not from a notary public. Some circumstances requiring an original Medallion Signature Guarantee include:

o    Proceeds from the sale of shares that exceed $100,000
o Proceeds to be paid when information on your investment application has been changed within the last 30 days (including a change in your name or your address, or the name or address of a payee)
o    Proceeds are being sent to an address other than the address of record
o Proceeds or shares are being sent/transferred from a joint account to an individual's account
o Changing wire or ACH instructions or sending proceeds via wire or ACH when instructions have been added within 30 days of your redemption request
o Proceeds or shares are being sent/transferred between accounts with different account registrations

RECEIVING SALE PROCEEDS
================================================================================
TAX-FREE INTERMEDIATE TERM FUND AND OHIO INSURED TAX-FREE FUND. Touchstone will forward the proceeds of your sale to you (or to your financial advisor) within 7 days (normally within 3 business days) from the date of a proper request.

MONEY MARKET FUNDS. Touchstone will forward the proceeds of your sale to you (or to your financial advisor) within 3 business days (normally within 3 business days after receipt of a proper written request and within 1 business day after receipt of a proper telephone request).

PROCEEDS SENT TO FINANCIAL ADVISORS. Proceeds that are sent to your financial advisor will not usually be reinvested for you unless you provide specific instructions to do so. Therefore, the financial advisor may benefit from the use of your money.

FUND SHARES PURCHASED BY CHECK. If you purchase Fund shares by personal check, the proceeds of a sale of those shares will not be sent to you until the check has cleared, which may take up to 15 days. If you need your money sooner, you should purchase shares by federal funds, bank wire, postal money orders, or with a certified or cashier's check.

REINSTATEMENT PRIVILEGE. You may reinvest the proceeds from a sale of shares of the Tax-Free Intermediate Term Fund or the Ohio Insured Tax-Free Fund (or a dividend or capital gain distribution on these shares) in any of the Touchstone Funds without a sales charge. You may do so by sending a written request and a check to Touchstone within 90 days after the date of the sale, dividend or distribution. Reinvestment will be at the next NAV calculated after Touchstone receives your request.

ooo  SPECIAL TAX CONSIDERATION
If you exercise the Reinstatement Privilege, you should contact your tax advisor.

LOW ACCOUNT BALANCES. If your balance falls below the minimum amount required for your account, based on actual amounts you have invested (as opposed to a reduction from market changes), your account may be subject to an annual account maintenance fee or Touchstone may sell your shares and send the proceeds to you. This involuntary sale does not apply to custodian accounts under the Uniform Gifts/Transfers to Minors Act (UGTMA). Touchstone will notify you if your shares are about to be sold and you will have 30 days to increase your account balance to the minimum amount.

DELAY OF PAYMENT. It is possible that the payment of your sale proceeds could be postponed or your right to sell your shares could be suspended during certain circumstances. These circumstances can occur:

     o    When the NYSE is closed for other than customary weekends and holidays
     o    When trading on the NYSE is restricted
     o When an emergency situation causes the Sub-Advisor to not be reasonably able to dispose of certain securities or to fairly determine the value of a Fund's net assets
     o    During any other time when the SEC, by order, permits.

REDEMPTION IN KIND. Under unusual circumstances, when the Board of Trustees deems it appropriate, a Fund may make payment for shares redeemed in portfolio securities of the Fund taken at current value.

PRICING OF FUND SHARES
================================================================================
Each Fund's share price (also called NAV) and offering price (NAV plus a sales charge, if applicable) is determined as of the close of trading (normally 4:00 p.m. Eastern time) every day the NYSE is open. Each Fund calculates its NAV per share by dividing the total value of its net assets by the number of shares outstanding. Shares are purchased or sold at the next offering price determined after your purchase or sale order is received in proper form by Touchstone.

The Money Market Funds seek to maintain a constant share price of $1.00 per share by valuing investments on an amortized cost basis. Under the amortized cost method of valuation, each Money Market Fund maintains a dollar-weighted average portfolio maturity of 90 days or less, purchases only United States dollar-denominated securities with maturities of 13 months or less and invests only in securities that meet its quality standards and present minimal credit risks. The Money Market Funds' obligations are valued at original cost adjusted for amortization of premium or accumulation of discount, rather than at market value. This method should enable the Money Market Funds to maintain a stable NAV per share. However, there is no assurance that any Money Market Fund will be able to do so.

The tax-exempt assets held by the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund are valued by an outside independent pricing service. The service uses a computerized grid matrix of tax-exempt securities and evaluations by its staff to determine the fair value of the securities. If the Sub-Advisor believes that the valuation provided by the service does not accurately reflect the fair value of a tax-exempt security, it will value the security at the average of the prices quoted by at least two independent market makers. The quoted price will represent the market maker's opinion of the price a willing buyer would pay for the security. All other securities (and other assets) of the Funds for which market quotations are not available will be determined in good faith using procedures established by the Board of Trustees.

DISTRIBUTIONS AND TAXES

ooo  SPECIAL TAX CONSIDERATION
You should consult with your tax advisor to address your own tax situation.

Each Fund intends to distribute to its shareholders substantially all of its income and capital gains. Each Fund's dividends will be distributed daily and paid monthly. Distributions of any capital gains earned by a Fund will be made at least annually.

TAX INFORMATION
================================================================================
DISTRIBUTIONS. Each Fund intends to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Each Fund intends to meet all IRS requirements necessary to ensure that it is qualified to pay "exempt-interest dividends," which means that it may pass on to shareholders the federal tax-exempt status of its investment income.

Each Fund may invest a portion of its assets in taxable obligations and may make distributions that may be taxed as ordinary income. Income exempt from federal tax may be subject to state and local tax. Taxable distributions may be subject to federal income tax whether you reinvest your dividends in additional shares of a Fund or choose to receive cash. Since each Fund's investment income is derived from interest rather than dividends, no portion of these distributions is eligible for the dividends received deduction available to corporations. The Money Market Funds expect that their distributions will primarily consist of investment income.

ORDINARY INCOME. Net investment income and short-term capital gains that are distributed to you are taxable as ordinary income for federal income tax purposes regardless of how long you have held your Fund shares. The capital gains may be taxable at different rates depending upon how long the Fund holds its assets.

CAPITAL GAINS (TAX-FREE INTERMEDIATE TERM FUND AND OHIO INSURED TAX-FREE FUND). Net capital gains (i.e., the excess of net long-term capital gains over net short-term capital losses) distributed to you are taxable as capital gains for federal income tax purposes regardless of how long you have held your Fund shares. The maximum individual tax rate on net long-term capital gains has been reduced from 20% to 15%, effective for gains taken into account, whether sold or exchanged after May 5, 2003.

ooo  SPECIAL TAX CONSIDERATION
For federal income tax purposes, an exchange of shares is treated as a sale of the shares and a purchase of the shares you receive in exchange. Therefore, you may incur a taxable gain or loss in connection with the exchange.

BACKUP WITHHOLDING. A Fund may be required to withhold U.S. federal income tax on all taxable distributions and sales payable to shareholders who fail to provide their correct taxpayer identification number or to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. The current backup withholding rate is 28%.

STATEMENTS AND NOTICES. You will receive an annual statement outlining the tax status of your distributions. Your statement will give the percentage and source of income earned on tax-exempt obligations held by the Funds during the preceding year.

The Funds may not be appropriate investments for persons who are "substantial users" of facilities financed by industrial development bonds or are "related persons" to such users. Such users should consult their tax advisors before investing in the Funds.

ooo  SPECIAL TAX CONSIDERATION
   o Ohio Insured Tax-Free Fund and Ohio Tax-Free Money Market Fund. Dividends from each Fund that are exempt from federal income tax are exempt from Ohio personal income tax to the extent derived from interest on Ohio municipal obligations. Distributions received from the Funds are generally not subject to Ohio municipal income taxation. Dividends from the Funds that are exempt from federal income tax are excluded from the net income base of the Ohio corporation franchise tax. However, shares of the Funds will be included in the computation of the Ohio corporation franchise tax on the net worth basis.
   o California Tax-Free Money Market Fund. The Fund expects that substantially all dividends paid by the Fund will not be subject to California state income tax. However, the Fund may invest a portion of its assets in obligations that pay interest that is not exempt from federal income tax and/or California income tax.
   o Florida Tax-Free Money Market Fund. Florida does not impose an income tax on individuals but does have a corporate income tax. For purposes of the Florida income tax, corporate shareholders are generally subject to tax on all distributions from the Fund. Florida imposes an intangible personal property tax on shares of the Fund owned by a Florida resident on January 1 of each year unless the shares qualify for an exemption from that tax. Shares of the Fund owned by a Florida resident will be exempt from the intangible personal property tax as long as the portion of the Fund's portfolio not invested in direct U.S. Government obligations is at least 90% invested in Florida municipal obligations exempt from that tax. The Fund will attempt to ensure that, on January 1 of each year, at least 90% of its portfolio consists of Florida municipal obligations exempt from the Florida intangible personal property tax.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand each Fund's financial performance for the past 5 years or during the period of its operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate an investor would have earned or lost on an investment in the Funds (assuming reinvestment of all dividends and distributions). The information for the fiscal years ended June 30, 2000 and thereafter has been audited by Ernst & Young LLP, whose report, along with the Funds' financial statements, is included in the annual report, which is available upon request. Information for the prior period was audited by other independent accountants.

TAX-FREE INTERMEDIATE TERM FUND - CLASS A
=============================================================================================================================
                                                                  PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
-----------------------------------------------------------------------------------------------------------------------------
                                                                                 YEAR ENDED JUNE 30,

                                                          2003           2002           2001           2000           1999
-----------------------------------------------------------------------------------------------------------------------------


Net asset value at beginning of year ...............   $    11.22     $    11.05     $    10.68     $    10.87     $    11.12
                                                       ----------------------------------------------------------------------

Income from investment operations:
   Net investment income ...........................         0.42           0.45           0.47           0.48           0.48
   Net realized and unrealized gains
      (losses) on investments ......................         0.42           0.17           0.37          (0.19)         (0.25)
                                                       ----------------------------------------------------------------------
Total from investment operations ...................         0.84           0.62           0.84           0.29           0.23
                                                       ----------------------------------------------------------------------

Dividends from net investment income ...............        (0.42)         (0.45)         (0.47)         (0.48)         (0.48)
                                                       ----------------------------------------------------------------------

Net asset value at end of year .....................   $    11.64     $    11.22     $    11.05     $    10.68     $    10.87
                                                       ======================================================================

Total return(A) ....................................        7.61%          5.73%          7.99%          2.75%          2.07%
                                                       ======================================================================

Net assets at end of year (000's) ..................   $   35,176     $   33,350     $   35,698     $   36,817     $   47,899
                                                       ======================================================================

Ratio of net expenses to
   average net assets ..............................        0.99%          0.99%          0.99%          0.99%          0.99%

Ratio of net investment income to
   average net assets ..............................        3.66%          4.07%          4.31%          4.47%          4.33%

Portfolio turnover rate ............................          46%            58%            51%            41%            51%

(A)  Total returns shown exclude the effect of applicable sales loads.


TAX-FREE INTERMEDIATE TERM FUND - CLASS B
===============================================================================================
                                  PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
-----------------------------------------------------------------------------------------------
                                                          YEAR           YEAR          PERIOD
                                                         ENDED          ENDED          ENDED
                                                        JUNE 30,       JUNE 30,       JUNE 30,
                                                          2003           2002          2001(A)
-----------------------------------------------------------------------------------------------
Net asset value at beginning of period .............   $    11.23     $    11.06     $    10.96
                                                       ----------------------------------------

Income from investment operations:
   Net investment income ...........................         0.34           0.37           0.06
   Net realized and unrealized gains on investments          0.42           0.17           0.10
                                                       ----------------------------------------
Total from investment operations ...................         0.76           0.54           0.16
                                                       ----------------------------------------

Dividends from net investment income ...............        (0.34)         (0.37)         (0.06)
                                                       ----------------------------------------

Net asset value at end of period ...................   $    11.65     $    11.23     $    11.06
                                                       ========================================

Total return(B) ....................................        6.87%          4.96%          1.50%(C)
                                                       ========================================

Net assets at end of period (000's) ................   $      386     $       60     $       --(D)
                                                       ========================================

Ratio of net expenses to average net assets ........        1.73%          1.74%          0.00%

Ratio of net investment income to
   average net assets ..............................        2.82%          3.31%          3.56%(E)

Portfolio turnover rate ............................         46%            58%             51%(E)

(A) Represents the period from the initial public offering of shares (May 1, 2001) through June 30, 2001.

(B)  Total returns shown exclude the effect of applicable sales loads.

(C)  Not annualized.

(D)  Class B shares net assets are less than $1,000.

(E)  Annualized.

TAX-FREE INTERMEDIATE TERM FUND - CLASS C
=============================================================================================================================
                                                                  PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
-----------------------------------------------------------------------------------------------------------------------------
                                                                                 YEAR ENDED JUNE 30,

                                                          2003           2002           2001           2000           1999
-----------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of year ...............   $    11.23     $    11.06     $    10.68     $    10.88     $    11.12
                                                       ----------------------------------------------------------------------

Income from investment operations:
   Net investment income ...........................         0.33           0.37           0.39           0.40           0.40
   Net realized and unrealized gains
      (losses) on investments ......................         0.41           0.17           0.38          (0.20)         (0.24)
                                                       ----------------------------------------------------------------------
Total from investment operations ...................         0.74           0.54           0.77           0.20           0.16
                                                       ----------------------------------------------------------------------

Dividends from net investment income ...............        (0.33)         (0.37)         (0.39)         (0.40)         (0.40)
                                                       ----------------------------------------------------------------------

Net asset value at end of year .....................   $    11.64     $    11.23     $    11.06     $    10.68     $    10.88
                                                       ======================================================================

Total return(A) ....................................        6.71%          4.94%          7.27%          1.88%          1.40%
                                                       ======================================================================

Net assets at end of year (000's) ..................   $    5,090     $    3,597     $    3,043     $    3,374     $    4,634
                                                       ======================================================================
Ratio of net expenses to
   average net assets ..............................        1.74%          1.74%          1.74%          1.74%          1.74%

Ratio of net investment income to
   average net assets ..............................        2.90%          3.30%          3.56%          3.72%          3.58%

Portfolio turnover rate ............................          46%            58%            51%            41%            51%

(A)  Total returns shown exclude the effect of applicable sales loads.

OHIO INSURED TAX-FREE FUND - CLASS A
=============================================================================================================================
                                                                  PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
-----------------------------------------------------------------------------------------------------------------------------
                                                                                 YEAR ENDED JUNE 30,

                                                          2003           2002           2001           2000           1999
-----------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of year ...............   $    11.94     $    11.89     $    11.45     $    11.74     $    12.37
                                                       ----------------------------------------------------------------------

Income from investment operations:
   Net investment income ...........................         0.49           0.53           0.56           0.58           0.58
   Net realized and unrealized gains
      (losses)on investments .......................         0.49           0.07           0.44          (0.29)         (0.34)
                                                       ----------------------------------------------------------------------
Total from investment operations ...................         0.98           0.60           1.00           0.29           0.24
                                                       ----------------------------------------------------------------------

Less distributions:
   Dividends from net investment income ............        (0.49)         (0.53)         (0.56)         (0.58)         (0.58)
   Distributions from net realized gains ...........        (0.07)         (0.02)            --             --          (0.29)
                                                       ----------------------------------------------------------------------
Total distributions ................................        (0.56)         (0.55)         (0.56)         (0.58)         (0.87)
                                                       ----------------------------------------------------------------------

Net asset value at end of year .....................   $    12.36     $    11.94     $    11.89     $    11.45     $    11.74
                                                       ======================================================================

Total return(A) ....................................        8.43%          5.15%          8.88%          2.60%          1.81%
                                                       ======================================================================

Net assets at end of year (000's) ..................   $   59,683     $   54,348     $   54,791     $   59,600     $   62,737
                                                       ======================================================================

Ratio of net expenses to
   average net assets ..............................        0.75%          0.75%          0.75%          0.75%          0.75%

Ratio of net investment income to
   average net assets ..............................        4.03%          4.47%          4.77%          5.08%          4.72%

Portfolio turnover rate ............................          24%            28%            20%            66%            26%

(A)  Total returns shown exclude the effect of applicable sales loads.

OHIO INSURED TAX-FREE FUND - CLASS B
===============================================================================================
                                  PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
-----------------------------------------------------------------------------------------------
                                                          YEAR           YEAR          PERIOD
                                                         ENDED          ENDED          ENDED
                                                        JUNE 30,       JUNE 30,       JUNE 30,
                                                          2003           2002          2001(A)
-----------------------------------------------------------------------------------------------
Net asset value at beginning of period .............   $    11.95     $    11.88     $    11.76
                                                       ----------------------------------------

Income from investment operations:
   Net investment income ...........................         0.40           0.46           0.11
   Net realized and unrealized gains on investments          0.52           0.09           0.12
                                                       ----------------------------------------
Total from investment operations ...................         0.92           0.55           0.23
                                                       ----------------------------------------

Less distributions:
   Dividends from net investment income ............        (0.40)         (0.46)         (0.11)
   Distributions from net realized gains ...........        (0.07)         (0.02)            --
                                                       ----------------------------------------
Total distributions ................................        (0.47)         (0.48)         (0.11)
                                                       ----------------------------------------

Net asset value at end of period ...................   $    12.40     $    11.95     $    11.88
                                                       ========================================

Total return(B) ....................................        7.89%          4.72%          1.98%(C)
                                                       ========================================

Net assets at end of period (000's) ................   $      308     $      161     $       40
                                                       ========================================

Ratio of net expenses to average net assets ........        1.50%          1.50%          0.50%(D)

Ratio of net investment income to
   average net assets ..............................        3.26%          3.69%          1.40%(D)

Portfolio turnover rate ............................          24%            28%            20%(D)

(A) Represents the period from the initial public offering of shares (May 1, 2001) through June 30, 2001.

(B)  Total returns shown exclude the effect of applicable sales loads.

(C)  Not annualized.

(D)  Annualized.

OHIO INSURED TAX-FREE FUND - CLASS C
=============================================================================================================================
                                                                  PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
-----------------------------------------------------------------------------------------------------------------------------
                                                                                 YEAR ENDED JUNE 30,

                                                          2003           2002           2001           2000           1999
-----------------------------------------------------------------------------------------------------------------------------


Net asset value at beginning of year ...............   $    11.96     $    11.89     $    11.44     $    11.74     $    12.37
                                                       ----------------------------------------------------------------------

Income from investment operations:
   Net investment income ...........................         0.40           0.44           0.47           0.49           0.49
   Net realized and unrealized gains
      (losses) on investments ......................         0.52           0.09           0.45          (0.30)         (0.34)
                                                       ----------------------------------------------------------------------
Total from investment operations ...................         0.92           0.53           0.92           0.19           0.15
                                                       ----------------------------------------------------------------------

Less distributions:
   Dividends from net investment income ............        (0.40)         (0.44)         (0.47)         (0.49)         (0.49)
   Distributions from net realized gains ...........        (0.07)         (0.02)            --             --          (0.29)
                                                       ----------------------------------------------------------------------
Total distributions ................................        (0.47)         (0.46)         (0.47)         (0.49)         (0.78)
                                                       ----------------------------------------------------------------------

Net asset value at end of year .....................   $    12.41     $    11.96     $    11.89     $    11.44     $    11.74
                                                       ======================================================================

Total return(A) ....................................        7.89%          4.54%          8.15%          1.75%          1.05%
                                                       ======================================================================

Net assets at end of year (000's) ..................   $    7,388     $    4,910     $    4,526     $    3,585     $    4,740
                                                       ======================================================================

Ratio of net expenses to
   average net assets ..............................        1.50%          1.50%          1.50%          1.50%          1.50%

Ratio of net investment income to
        average net assets .........................        3.27%          3.72%          4.00%          4.42%          3.97%

Portfolio turnover rate ............................          24%            28%            20%            66%            26%

(A)  Total returns shown exclude the effect of applicable sales loads.

TAX-FREE MONEY MARKET FUND - CLASS A
=============================================================================================================================
                                                                  PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
-----------------------------------------------------------------------------------------------------------------------------
                                                                                 YEAR ENDED JUNE 30,

                                                          2003           2002           2001           2000           1999
-----------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of year ...............   $    1.000     $    1.000     $    1.000     $    1.000     $    1.000
                                                       ----------------------------------------------------------------------
Net investment income ..............................        0.008          0.017          0.034          0.032          0.027
                                                       ----------------------------------------------------------------------
Net realized gains on investments ..................        0.000(A)       0.000(A)          --             --             --
                                                       ----------------------------------------------------------------------
Dividends from net investment income ...............       (0.008)        (0.017)        (0.034)        (0.032)        (0.027)
                                                       ----------------------------------------------------------------------
Net asset value at end of year .....................   $    1.000     $    1.000     $    1.000     $    1.000     $    1.000
                                                       ======================================================================
Total return .......................................        0.99%          1.73%          3.45%          3.22%          2.75%
                                                       ======================================================================
Net assets at end of year (000's) ..................   $   21,375     $   23,532     $   22,409     $   25,194     $   25,234
                                                       ======================================================================
Ratio of net expenses to
   average net assets ..............................        0.89%          0.89%          0.89%          0.89%          0.89%

Ratio of net investment income to
   average net assets ..............................        0.79%          1.71%          3.42%          3.15%          2.74%

(A)  Amount rounds to less than $0.0005.

OHIO TAX-FREE MONEY MARKET FUND - RETAIL
=============================================================================================================================
                                                                  PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
-----------------------------------------------------------------------------------------------------------------------------
                                                                                 YEAR ENDED JUNE 30,

                                                          2003           2002           2001           2000           1999
-----------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of year ...............   $    1.000     $    1.000     $    1.000     $    1.000     $    1.000
                                                       ----------------------------------------------------------------------
Net investment income ..............................        0.008          0.015          0.033          0.031          0.027
                                                       ----------------------------------------------------------------------
Net realized gains (losses)
   on investments ..................................        0.000(A)      (0.000)(A)         --             --             --
                                                       ----------------------------------------------------------------------
Dividends from net investment income ...............       (0.008)        (0.015)        (0.033)        (0.031)        (0.027)
                                                       ----------------------------------------------------------------------
Net asset value at end of year .....................   $    1.000     $    1.000     $    1.000     $    1.000     $    1.000
                                                       ======================================================================
Total return .......................................        0.78%          1.47%          3.31%          3.09%          2.73%
                                                       ======================================================================
Net assets at end of year (000's) ..................   $  155,810     $  211,083     $  211,564     $  214,561     $  214,691
                                                       ======================================================================
Ratio of net expenses to
   average net assets ..............................        0.75%          0.75%          0.75%          0.75%          0.75%

Ratio of net investment income to
   average net assets ..............................        0.79%          1.46%          3.29%          3.04%          2.68%

(A)  Amount rounds to less than $0.0005.

OHIO TAX-FREE MONEY MARKET FUND - INSTITUTIONAL
=============================================================================================================================
                                                                  PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
-----------------------------------------------------------------------------------------------------------------------------
                                                                                 YEAR ENDED JUNE 30,

                                                          2003           2002           2001           2000           1999
-----------------------------------------------------------------------------------------------------------------------------


Net asset value at beginning of year ...............   $    1.000     $    1.000     $    1.000     $    1.000     $    1.000
                                                       ----------------------------------------------------------------------
Net investment income ..............................        0.010          0.017          0.035          0.033          0.029
                                                       ----------------------------------------------------------------------
Net realized gains (losses)
   on investments ..................................        0.000(A)      (0.000)(A)         --             --             --
                                                       ----------------------------------------------------------------------
Dividends from net investment income ...............       (0.010)        (0.017)        (0.035)        (0.033)        (0.029)
                                                       ----------------------------------------------------------------------
Net asset value at end of year .....................   $    1.000     $    1.000     $    1.000     $    1.000     $    1.000
                                                       ======================================================================
Total return .......................................        1.03%          1.72%          3.58%          3.35%          2.98%
                                                       ======================================================================
Net assets at end of year (000's) ..................   $  266,120     $  210,679     $  185,381     $  132,889     $  176,106
                                                       ======================================================================
Ratio of net expenses to
   average net assets ..............................        0.50%          0.50%          0.50%          0.50%          0.50%

Ratio of net investment income to
   average net assets ..............................        1.02%          1.69%          3.52%          3.25%          2.93%

(A)  Amount rounds to less than $0.0005.

CALIFORNIA TAX-FREE MONEY MARKET FUND
=============================================================================================================================
                                                                  PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
-----------------------------------------------------------------------------------------------------------------------------
                                                                                 YEAR ENDED JUNE 30,

                                                          2003           2002           2001           2000           1999
-----------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of year ...............   $    1.000     $    1.000     $    1.000     $    1.000     $    1.000
                                                       ----------------------------------------------------------------------
Net investment income ..............................        0.006          0.012          0.028          0.027          0.025
                                                       ----------------------------------------------------------------------
Net realized gains on investments ..................        0.000(A)       0.000(A)          --             --             --
                                                       ----------------------------------------------------------------------
Dividends from net investment income ...............       (0.006)        (0.012)        (0.028)        (0.027)        (0.025)
                                                       ----------------------------------------------------------------------
Net asset value at end of year .....................   $    1.000     $    1.000     $    1.000     $    1.000     $    1.000
                                                       ======================================================================
Total return .......................................        0.65%          1.17%          2.84%          2.75%          2.56%
                                                       ======================================================================
Net assets at end of year (000's) ..................   $   70,345     $   84,406     $   69,485     $   62,900     $   47,967
                                                       ======================================================================
Ratio of net expenses to
   average net assets ..............................        0.75%          0.75%          0.75%          0.75%          0.75%

Ratio of net investment income to
   average net assets ..............................        0.64%          1.13%          2.84%          2.72%          2.52%

(A)  Amount rounds to less than $0.0005.

FLORIDA TAX-FREE MONEY MARKET FUND
=============================================================================================================================
                                                                  PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
-----------------------------------------------------------------------------------------------------------------------------
                                                                                 YEAR ENDED JUNE 30,

                                                          2003           2002           2001           2000           1999
-----------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of year ...............   $    1.000     $    1.000     $    1.000     $    1.000     $    1.000
                                                       ----------------------------------------------------------------------
Net investment income ..............................        0.008          0.017          0.033          0.030          0.026
                                                       ----------------------------------------------------------------------
Net realized gains (losses)
   on investments ..................................        0.000(A)      (0.000)(A)         --             --             --
                                                       ----------------------------------------------------------------------
Dividends from net investment income ...............       (0.008)        (0.017)        (0.033)        (0.030)        (0.026)
                                                       ----------------------------------------------------------------------
Net asset value at end of year .....................   $    1.000     $    1.000     $    1.000     $    1.000     $    1.000
                                                       ======================================================================
Total return .......................................        0.76%          1.66%          3.30%          3.05%          2.68%
                                                       ======================================================================
Net assets at end of year (000's) ..................   $   29,657     $   18,128     $   16,690     $   18,244     $   21,371
                                                       ======================================================================
Ratio of net expenses to
   average net assets ..............................        0.69%          0.65%          0.65%          0.73%          0.75%

Ratio of net investment income to
        average net assets .........................        0.77%          1.64%          3.26%          2.98%          2.58%

(A)  Amount rounds to less than $0.0005.

For investors who want more information about the Funds, the following documents are available free upon request:

STATEMENT OF ADDITIONAL INFORMATION (SAI): The SAI provides more detailed information about the Funds and is legally a part of this Prospectus.

ANNUAL/SEMIANNUAL REPORTS: The Funds' annual and semiannual reports provide additional information about the Funds' investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected a Fund's performance during its last fiscal year.

You can get free copies of the SAI, the reports, other information and answers to your questions about the Funds by contacting your financial advisor, or the Funds at:

Touchstone Funds
P.O. Box 5354
Cincinnati, Ohio 45201-5354
1.800.543.0407
http://www.touchstoneinvestments.com

Information about the Funds (including the SAI) can be reviewed and copied at the Securities and Exchange Commission's public reference room in Washington, D.C. You can receive information about the operation of the public reference room by calling the SEC at 1.202.942.8090.

Reports and other information about the Funds are available on the SEC's internet site at http://www.sec.gov. For a fee, you can get text-only copies of reports and other information by writing to the Public Reference Room of the SEC, 450 Fifth Street N.W., Washington, D.C. 20549-0102 or by sending an e-mail request to: publicinfo@sec.gov.

Investment Company Act file no. 811-3174

TOUCHSTONE INVESTMENTS

DISTRIBUTOR
Touchstone Securities, Inc.
221 East Fourth Street, Suite 300
Cincinnati, Ohio 45202-4133
1.800.638.8194
www.touchstoneinvestments.com
-----------------------------

INVESTMENT ADVISOR
Touchstone Advisors, Inc.
221 East Fourth Street, Suite 300
Cincinnati, Ohio 45202-4133

TRANSFER AGENT
Integrated Fund Services, Inc.
P.O. Box 5354
Cincinnati, Ohio 45201-5354

SHAREHOLDER SERVICE
1.800.543.0407

A Member of Western & Southern Financial Group(R)

[graphic omitted]



                                                                NOVEMBER 1, 2003
--------------------------------------------------------------------------------



         TOUCHSTONE
         INVESTMENTS

--------------------------------------------------------------------------------
                                PROSPECTUS

--------------------------------------------------------------------------------


        TAX-FREE MONEY MARKET FUND








          Research  .  Design  .  Select  .  Monitor

                 CAPITAL ANALYSTS INCORPORATED

The Securities and Exchange Commission has not approved the Fund's shares as an investment or determined whether this Prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

TAX-FREE MONEY MARKET FUND

THE FUND'S INVESTMENT GOAL
--------------------------------------------------------------------------------

The Tax-Free Money Market Fund seeks the highest level of interest income exempt from federal income tax, consistent with the protection of capital. The Fund is a money market fund, which seeks to maintain a constant share price of $1.00 per share.

ITS PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

The Fund invests primarily in high-quality, short-term municipal obligations that pay interest that is exempt from federal income tax.

The Fund has a fundamental investment policy that under normal circumstances it will invest its assets so that at least 80% of the income it distributes will be exempt from federal income tax, including the alternative minimum tax. This fundamental policy may not be changed without the approval of the Fund's shareholders.

The Fund may invest more than 25% of its assets in municipal obligations within a particular segment of the bond market (such as housing agency bonds or airport bonds). The Fund may also invest more than 25% of its assets in industrial development bonds, which may be backed only by nongovernmental entities. The Fund will not invest more than 25% of its assets in securities backed by nongovernmental entities that are in the same industry.

The Fund may invest in the following types of municipal obligations:

   o Tax-exempt bonds, including general obligation bonds, revenue bonds and industrial development bonds
   o Tax-exempt notes
   o Tax-exempt commercial paper
   o Floating and variable rate municipal obligations
   o When-issued obligations
   o Obligations with puts attached

Like all money market funds, the Fund is subject to maturity, quality and diversification requirements designed to help it maintain a constant share price of $1.00 per share.

THE KEY RISKS
--------------------------------------------------------------------------------

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. A sudden deterioration in the financial condition of an issuer of a security or a deterioration in general economic conditions could cause the issuer to default on its obligation to pay interest and repay principal. This could cause the value of the Fund's shares to decrease.

The Fund's yield may decrease:

   o If interest rates decrease
   o If issuers are unable to make timely payments of interest or principal
   o If the Fund's investments are concentrated in a particular segment of the market and adverse economic developments affecting one issuer affect other issuers in the same segment

As with any money market fund, there is no guarantee that the Fund will achieve its goal or maintain a constant share price of $1.00 per share.

You can find more information about the Fund's investments and risks under the "Investment Strategies and Risks" section of this Prospectus.

THE FUND'S PERFORMANCE
--------------------------------------------------------------------------------

The bar chart and table below give some indication of the risks of investing in Class A shares of the Fund. The bar chart shows the Fund's Class A performance from year to year. Since Class S shares have less than 1 year of operating history, the performance shown is for Class A shares, which are not offered in this Prospectus. Class S shares would have annual returns substantially similar to those of Class A shares because both classes invest in the same portfolio of securities. The annual returns would differ only to the extent that the two classes do not have the same expenses.

The Fund's past performance does not necessarily indicate how it will perform in the future.

TAX-FREE MONEY MARKET FUND - CLASS A TOTAL RETURNS

1993           2.09%
                                                      Best Quarter:
1994           2.49%                                  4th Quarter 2000    +0.94%

1995           3.40%                                  Worst Quarter:
                                                      3rd Quarter 2002    +0.25%
1996           2.92%

1997           2.97%

1998           2.98%

1999           2.77%

2000           3.63%

2001           2.69%

2002           1.31%

The year-to-date return of the Fund's Class A shares as of September 30, 2003 is 0.41%.

To obtain current yield information, call 1.800.543.0407 or visit our website at www.touchstoneinvestments.com.

The table below shows the average annual total returns of Class A shares.

AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIODS ENDED DECEMBER 31, 2002

                                          1 Year         5 Years        10 Years

TAX-FREE MONEY MARKET FUND- CLASS A       1.31%          2.67%           2.75%

THE FUND'S FEES AND EXPENSES
--------------------------------------------------------------------------------

This table describes the fees and expenses that you may pay if you buy and hold Class S shares of the Fund:

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT). There are no shareholder transaction fees.

                                          ANNUAL FUND OPERATING EXPENSES
                                   (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
Management Fees                                       0.50%
Distribution (12b-1) Fees                             0.60%
Other Expenses                                        0.53%
Total Annual Fund Operating Expenses                  1.63%
Fee Waiver and/or Expense Reimbursement               0.48%
Net Expenses1                                         1.15%
--------------------------------------------------------------------------------

   1 Pursuant to a written contract between Touchstone Advisors and the Trust, Touchstone Advisors has agreed to waive a portion of its advisory fee and/or reimburse certain Fund expenses in order to limit Net Expenses to 1.15%. Touchstone Advisors has agreed to maintain these expense limitations through at least June 30, 2004.

EXAMPLE. The following example should help you compare the cost of investing in Class S shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in Class S shares for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
-------------------------------------------------------------------------------
     1 Year            $  117
     3 Years           $  467
     5 Years           $  841
     10 Years          $1,892
--------------------------------------------------------------------------------
The example for the 3, 5 and 10 year periods is calculated using the Total Annual Fund Operating Expenses before the limits agreed to under the written contract with Touchstone Advisors for periods after year 1.

INVESTMENT STRATEGIES AND RISKS

CAN THE FUND DEPART FROM ITS NORMAL STRATEGIES?
--------------------------------------------------------------------------------

The Fund may depart from its principal investment strategies by taking temporary defensive positions in response to adverse market, economic, political or other conditions, including conditions when the sub-advisor is unable to identify attractive investment opportunities. During these times, the Fund may not achieve its investment goal.

ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS
--------------------------------------------------------------------------------

MUNICIPAL OBLIGATIONS are debt securities issued by states and their political subdivisions, agencies, authorities and instrumentalities to finance public works facilities, to pay general operating expenses or to refinance outstanding debt. Municipal obligations may also be issued to finance various private activities for the construction of housing, educational or medical facilities or the financing of privately owned or operated facilities. The two principal types of municipal obligations are general obligation bonds and revenue bonds, including industrial revenue bonds. General obligation bonds are backed by the issuer's full faith and credit and taxing power. Revenue bonds are backed by the revenues of a specific project, facility or tax. Industrial revenue bonds are backed by the credit of a private user of the facility. Municipal obligations pay interest that is, in the opinion of bond counsel to the issuer, exempt from federal income tax, including the alternative minimum tax.

FLOATING AND VARIABLE RATE MUNICIPAL OBLIGATIONS are municipal obligations with interest rates that are adjusted when a specific interest rate index changes (floating rate obligations) or on a schedule (variable rate obligations). Although there may not be an active secondary market for a particular floating or variable rate obligation, these obligations usually have demand features which permit the Fund to demand payment in full of the principal and interest. Obligations with demand features are often secured by letters of credit issued by a bank or other financial institution. A letter of credit may reduce the risk that an entity will not be able to meet the Fund's demand for repayment of principal and interest.

WHEN-ISSUED OBLIGATIONS are municipal obligations that are paid for and delivered within 15 to 45 days after the date of purchase. The Fund will maintain a segregated account of cash or liquid securities to pay for its when-issued obligations and this account will be valued daily in order to account for market fluctuations in the value of its when-issued obligations.

OBLIGATIONS WITH PUTS ATTACHED are municipal obligations that may be resold back to the seller at a specific price or yield within a specific period of time. The Fund will purchase obligations with puts attached for liquidity purposes and may pay a higher price for obligations with puts attached than the price of similar obligations without puts attached. The purchase of obligations with puts attached involves the risk that the seller may not be able to repurchase the underlying obligation.

RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

CREDIT RISK. The securities in the Fund's portfolio are subject to the possibility that a deterioration in the financial condition of an issuer, or a deterioration in general economic conditions, could cause an issuer to fail to make timely payments of principal or interest, when due. Also, some municipal obligations may be backed by a letter of credit issued by a bank or other financial institution. Adverse developments affecting banks could have a negative effect on the value of the Fund's portfolio securities.

INTEREST RATE RISK. The Fund's yield will vary from day to day due to changes in interest rates. Generally, the Fund's yield will increase when interest rates increase and will decrease when interest rates decrease.

CONCENTRATION RISK. If the Fund invests a significant portion of its total assets (more than 25%) in the securities of a particular bond market segment (e.g., housing agency bonds or airport bonds) or in the securities of a particular state, it is subject to the risk that adverse circumstances will have a greater impact on the Fund than a fund that does not concentrate its investments. It is possible that economic, business or political developments or other changes affecting one security in the area of concentration will affect other securities in that area of concentration in the same manner, thereby increasing the risk of such investments.

TAX RISK. Certain provisions of the Internal Revenue Code relating to the issuance of municipal obligations may reduce the volume of municipal securities that qualify for federal tax exemptions. Proposals that may further restrict or eliminate the income tax exemptions for interest on municipal obligations may be introduced in the future. If any such proposal became law, it may reduce the number of municipal obligations available for purchase by the Fund and could adversely affect the Fund's shareholders. If this occurs, the Fund would reevaluate its investment goals and strategies and may submit possible changes in its structure to shareholders.

THE FUND'S MANAGEMENT

INVESTMENT ADVISOR
--------------------------------------------------------------------------------

TOUCHSTONE ADVISORS, INC. (THE ADVISOR OR TOUCHSTONE ADVISORS)
221 East Fourth Street, Cincinnati, Ohio 45202-4133

Touchstone Advisors is responsible for selecting the Fund's sub-advisor, subject to approval by the Board of Trustees. Touchstone Advisors selects a sub-advisor that has shown good investment performance in its areas of expertise. Touchstone Advisors considers various factors in evaluating the Fund's sub-advisor, including:

   o Level of knowledge and skill
   o Performance as compared to its peers or benchmark
   o Consistency of performance over 5 years or more
   o Level of compliance with investment rules and strategies
   o Employees, facilities and financial strength
   o Quality of service

Touchstone Advisors will also continually monitor the performance of the Fund's sub-advisor through various analyses and through in-person, telephone and written consultations with the sub-advisor. Touchstone Advisors discusses its expectations for performance with the sub-advisor. Touchstone Advisors provides written evaluations and recommendations to the Board of Trustees, including whether or not the sub-advisor's contract should be renewed, modified or terminated.

Touchstone Advisors has been registered as an investment advisor under the Investment Advisers Act of 1940, as amended, since 1994. As of December 31, 2002, Touchstone Advisors had approximately $1.8 billion in assets under management.

The Trust and Touchstone Advisors have applied for, and the SEC has granted, an exemptive order that permits the Trust or Touchstone Advisors, under certain
conditions,   to  select  or  change  investment  advisors,  enter  into  new sub-advisory agreements or amend existing sub-advisory agreements without first obtaining shareholder approval. The Fund must still obtain shareholder approval of any sub-advisory agreement with a sub-advisor affiliated with the Trust or Touchstone Advisors other than by reason of serving as a sub-advisor to one or more Touchstone Funds. Shareholders of the Fund will be notified of any changes in its sub-advisor.

Touchstone Advisors is also responsible for running all of the operations of the Fund, except for those that are subcontracted to the sub-advisor, custodian, transfer and accounting agent and administrator. The Fund pays Touchstone Advisors a fee for its services. Out of this fee Touchstone Advisors pays the Fund's sub-advisor a fee for its services. The fee paid to Touchstone Advisors by the Fund during its most recent fiscal year was 0.50% of average daily net assets.

FUND SUB-ADVISOR
--------------------------------------------------------------------------------

FORT WASHINGTON INVESTMENT ADVISORS, INC. (THE SUB-ADVISOR OR FORT WASHINGTON) 420 East Fourth Street, Cincinnati, Ohio 45202-4133

Fort Washington has been registered as an investment advisor since 1990 and provides investment advisory services to individuals, institutions, mutual funds and variable annuity products.

Fort Washington makes the day-to-day decisions regarding buying and selling specific securities for the Fund. Fort Washington manages the investments held by the Fund according to the Fund's investment goals and strategies. The fee paid by Touchstone Advisors to Fort Washington during the most recent fiscal year was 0.15% of the Fund's average daily net assets.

Effective Decenber 31, 2002, breakpoints were added to the Fund's sub-advisory fee schedule in order to reduce the sub-advisory fees paid by the Advisor when assets reach $100 million and above. The establishment of fee breakpoints did not affect the amount of the Fund's sub-advisory fees during the most recent fiscal year.

Fort Washington is an affiliate of Touchstone Advisors. Therefore, Touchstone Advisors may have a conflict of interest when making decisions to keep Fort Washington as the Fund's sub-advisor. The Board of Trustees reviews Touchstone Advisors' decisions, with respect to the retention of Fort Washington, to reduce the possibility of a conflict of interest situation.

INVESTING WITH TOUCHSTONE

CHOOSING THE APPROPRIATE INVESTMENTS TO MATCH YOUR GOALS. Investing well requires a plan. We recommend that you meet with your financial advisor to plan a strategy that will best meet your financial goals. The Fund offers two classes of shares: Class A and Class S shares. Class A shares are offered in a separate prospectus. For more information about Class A shares, telephone Touchstone (Nationwide call toll-free 1.800.543.0407) or your financial advisor.

DISTRIBUTION PLAN
--------------------------------------------------------------------------------

The Fund has adopted a distribution plan under Rule 12b-1 of the 1940 Act for its Class S shares. This plan allows the Fund to pay distribution and other fees for the sale and distribution of its Class S shares and for services provided to holders of Class S shares. Under the plan, Class S shares may pay an annual fee of up to 1.00% of average daily net assets that are attributable to Class S shares (of which up to 0.75% is a distribution fee and up to 0.25% is an account maintenance fee). However the current annual 12b-1 fees for Class S shares are limited to up to 0.60% of average daily net assets attributable to that class. Because these fees are paid out of the Fund's assets on an ongoing basis, they will increase the cost of your investment and over time may cost you more than paying other types of sales charges.

OPENING AN ACCOUNT
--------------------------------------------------------------------------------

IMPORTANT INFORMATION ABOUT PROCEDURES FOR OPENING AN ACCOUNT

Federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. What this means for you: When you open an account, we will ask for your name, residential address, date of birth, government identification number and other information that will allow us to identify you. We may also ask to see your driver's license or other identifying documents. If we do not receive these required pieces of information, there may be a delay in processing your investment request, which could subject your investment to market risk. If we are unable to immediately verify your identity, the Fund may restrict further investment until your identity is verified. However, if we are unable to verify your identity, the Fund reserves the right to close your account without notice and return your investment to you at the price determined as of 4:00 p.m. Eastern time on the day in which your account is closed.

Cash accumulations in accounts with broker-dealers and financial institutions with selling agreements with Touchstone Securities, Inc. ("Touchstone") may be automatically invested in Class S shares of the Fund on a day selected by the institution or customer, or when the account balance reaches a predetermined dollar amount.

     o Before investing in the Fund through your financial institution, you should read any materials provided by your financial institution together with this Prospectus.

     o    There is no minimum amount for initial or additional investments.

     o Your financial institution will act as the shareholder of record of your Class S shares.

     o Purchase orders received by financial institutions before the close of the regular session of trading on the New York Stock Exchange (NYSE), generally 4:00 p.m. Eastern time, are processed at that day's net asset value ("NAV"). Purchase orders received from financial institutions after the close of the regular session of trading on the NYSE are processed at the NAV next determined on the following business day. It is the responsibility of the financial institution to transmit properly completed orders so that they will be received timely by Touchstone.

     o You may receive a dividend in the Fund on the day you wire an investment if your financial institution notifies Touchstone of the wire by 12:00 noon, Eastern time, on that day. Your purchase will be priced based on the Fund's NAV next computed after such order is received in proper form.

     o Touchstone considers a purchase or sales order as received when an authorized financial institution, or its authorized designee, receives the order in proper form. These orders will be priced based on the Fund's NAV next computed after such order is received in proper form.


     o    Financial   institutions   may  set  different   minimum  initial  and
          additional investment requirements, may impose other restrictions or may charge you fees for their services.

     o Financial institutions may designate intermediaries to accept purchase and sales orders on the Fund's behalf.

     o    Shares held through a financial  institution  may be transferred  into
          your  name   following   procedures   established  by  your  financial
          institution and Touchstone.

     o Your financial institution may receive compensation from the Fund, Touchstone, Touchstone Advisors or their affiliates.

     o    For  more  information   about  how  to  purchase  shares,   telephone
          Touchstone   (Nationwide  call  toll-free   1.800.543.0407)   or  your
          financial advisor.

EXCHANGES
--------------------------------------------------------------------------------

     o You may exchange Class S shares of the Fund for Class S shares of another Touchstone money market fund.

     o    You do not have to pay any exchange fee for your exchange.

     o You should review the disclosure provided in the prospectus relating to the exchanged-for shares carefully before making an exchange of your Fund shares.

AUTOMATIC INVESTMENT OPTIONS
--------------------------------------------------------------------------------

Dividends and capital gains will be automatically reinvested in the Fund unless you indicate otherwise. You may also choose to have your dividends or capital gains paid to you in cash.

SELLING YOUR SHARES
--------------------------------------------------------------------------------

You may sell some or all of your shares through your financial institution on any day that the Fund calculates its NAV. If the request is received by Touchstone in proper form before the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time, you will receive a price based on that day's NAV for the shares you sell. Otherwise, the price you receive will be based on the NAV that is next calculated. The proceeds of sales of shares in the Fund may be wired to your financial institution on the same day of a telephone or electronic request, if the request is properly made before 12:00 noon Eastern time.

     o Your financial institution is responsible for making sure that sale requests are transmitted timely to Touchstone in proper form.

     o Your financial institution may charge you a fee for selling your shares.

     o Redemption proceeds will only be wired to a commercial bank or brokerage firm in the United States.

     o Your financial institution will be required to provide an original Medallion Signature Guaranteed letter of instruction to Touchstone in order to redeem shares in amounts of $100,000 or more.

     o In order to protect your investment assets, Touchstone will only follow instructions received by telephone that it reasonably believes to be genuine. However, there is no guarantee that the instructions relied upon will always be genuine and Touchstone will not be liable, in those cases. Touchstone has certain procedures to confirm that telephone instructions are genuine. If it does not follow such procedures in a particular case, it may be liable for any losses due to unauthorized or fraudulent instructions. Some of these procedures may include:

          o    Requiring personal identification
          o Making checks payable only to the owner(s) of the account shown on Touchstone's records
          o Mailing checks only to the account address shown on Touchstone's records
          o Directing wires only to the bank account shown on Touchstone's records
          o Providing written confirmation for transactions requested by telephone
          o    Tape recording instructions received by telephone

RECEIVING SALE PROCEEDS
--------------------------------------------------------------------------------

Touchstone will forward the proceeds of your sale to your financial institution within 3 business days (normally within 3 business days after receipt of a proper written request and within 1 business day after receipt of a proper telephone or electronic request). Proceeds that are sent to your financial institution will not usually be reinvested for you unless you provide specific instructions to do so. Therefore, the financial institution may benefit from the use of your money.

DELAY OF PAYMENT. It is possible that the payments of your sale proceeds could be postponed or your right to sell your shares could be suspended during certain circumstances. These circumstances can occur:

     o    When the NYSE is closed for other than customary weekends and holidays
     o    When trading on the NYSE is restricted
     o When an emergency situation causes the Sub-Advisor to not be reasonably able to dispose of certain securities or to fairly determine the value of the Fund's net assets
     o    During any other time when the SEC, by order, permits

REDEMPTION IN KIND. Under unusual circumstances, when the Board of Trustees deems it appropriate, the Fund may make payment for shares redeemed in portfolio securities of the Fund taken at current value.

PRICING OF FUND SHARES
--------------------------------------------------------------------------------

The Fund's share price, also called NAV, is determined as of 4:00 p.m. Eastern time, every day the NYSE is open. The Fund calculates its NAV per share by dividing the total value of its net assets by the number of shares outstanding. Shares are purchased or sold at NAV determined after your purchase or sale order is received in proper form by Touchstone.

The Fund seeks to maintain a constant share price of $1.00 per share by valuing investments on an amortized cost basis. Under the amortized cost method of valuation, the Fund maintains a dollar-weighted average portfolio maturity of 90 days or less, purchases only United States dollar-denominated securities with maturities of 13 months or less and invests only in securities that meet its quality standards and present minimal credit risks. The Fund's obligations are valued at original cost adjusted for amortization of premium or accumulation of discount, rather than at market value. This method should enable the Fund to maintain a stable NAV per share. However, there is no assurance that the Fund will be able to do so.

DISTRIBUTIONS AND TAXES

  ooo SPECIAL TAX CONSIDERATION
You should consult with your tax advisor to address your own tax situation.

The Fund intends to distribute to its shareholders substantially all of its income and any capital gains. The Fund's dividends will be distributed daily and paid monthly.

TAX INFORMATION
--------------------------------------------------------------------------------

DISTRIBUTIONS. The Fund intends to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. The Fund expects that its distributions will primarily consist of investment income. The Fund intends to meet all IRS requirements necessary to ensure that it is qualified to pay "exempt-interest dividends," which means that it may pass on to shareholders the federal tax-exempt status of its investment income.

The Fund may invest a portion of its assets in taxable obligations and may make distributions that may be taxed as ordinary income. Income exempt from federal tax may be subject to state and local tax. Taxable distributions may be subject to federal income tax whether you reinvest your dividends in additional shares of the Fund or choose to receive cash. Since the Fund's investment income is derived from interest rather than dividends, no portion of these distributions is eligible for the dividends received deduction available to corporations.

ORDINARY INCOME. Net investment income and short-term capital gains that are distributed to you are taxable as ordinary income for federal income tax purposes regardless of how long you have held your Fund shares.

BACKUP WITHHOLDING. The Fund may be required to withhold U.S. federal income tax on all taxable distributions and sales payable to shareholders who fail to provide their correct taxpayer identification number or to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. The current backup withholding rate is 28%.

STATEMENTS AND NOTICES. Your financial advisor will receive an annual statement outlining the tax status of your distributions. The statement will give the percentage and source of income earned on tax-exempt obligations held by the Fund during the preceding year.

The Fund may not be an appropriate investment for persons who are "substantial users" of facilities financed by industrial development bonds or are "related persons" to such users. Such users should consult their tax advisors before investing in the Fund.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information for the fiscal years ended June 30, 2000 and thereafter has been audited by Ernst & Young LLP, whose report, along with the Fund's financial statements, is included in the annual report, which is available upon request. Information for the prior period was audited by other independent accountants.

TAX-FREE MONEY MARKET FUND - CLASS A
----------------------------------------------------------------------------------------------------------------------------
                                                                  PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
-----------------------------------------------------------------------------------------------------------------------------
                                                                                 YEAR ENDED JUNE 30,
-----------------------------------------------------------------------------------------------------------------------------
                                                          2003           2002           2001           2000           1999
-----------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of year ...............   $    1.000     $    1.000     $    1.000     $    1.000     $    1.000
                                                       ----------------------------------------------------------------------
Net investment income ..............................        0.008          0.017          0.034          0.032          0.027
                                                       ----------------------------------------------------------------------
Net realized gains on investments ..................        0.000(A)       0.000(A)          --             --             --
                                                       ----------------------------------------------------------------------
Dividends from net investment income ...............       (0.008)        (0.017)        (0.034)        (0.032)        (0.027)
                                                       ----------------------------------------------------------------------
Net asset value at end of year .....................   $    1.000     $    1.000     $    1.000     $    1.000     $    1.000
                                                       ======================================================================
Total return .......................................        0.99%          1.73%          3.45%          3.22%          2.75%
                                                       ======================================================================
Net assets at end of year (000's) ..................   $   21,375     $   23,532     $   22,409     $   25,194     $   25,234
                                                       ======================================================================
Ratio of net expenses to
   average net assets ..............................        0.89%          0.89%          0.89%          0.89%          0.89%

Ratio of net investment income to
   average net assets ..............................        0.79%          1.71%          3.42%          3.15%          2.74%

(A)  Amount rounds to less than $0.0005.

TAX-FREE MONEY MARKET FUND - CLASS S
-------------------------------------------------------------------------------
                    PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------
                                                      PERIOD ENDED
                                                      JUNE 30, 2003(A)
--------------------------------------------------------------------------------
Net asset value at beginning of period .............   $    1.000
                                                       ----------
Net investment income ..............................        0.001
                                                       ----------
Net realized gains on investments ..................        0.000(B)
                                                       ----------
Dividends from net investment income ...............       (0.001)
                                                       ----------
Distributions from net realized gains ..............        0.000
                                                       ----------
Net asset value at end of period ...................   $    1.000
                                                       ==========
Total return .......................................        0.13%
                                                       ==========
Net assets at end of period (000's) ................   $   18,692
                                                       ==========
Ratio of net expenses to average net assets ........        1.15%(C)
Ratio of net investment income to average net assets        0.31%(C)

(A) Represents the period from commencement of operations (February 3, 2003) through June 30, 2003.
(B)  Amount rounds to less than $0.0005.
(C)  Annualized.

For investors who want more information about the Fund, the following documents are available free upon request:

STATEMENT OF ADDITIONAL INFORMATION (SAI): The SAI provides more detailed information about the Fund and is legally a part of this Prospectus.

ANNUAL/SEMIANNUAL REPORTS: The Fund's annual and semiannual reports provide additional information about the Fund's investments.

You can get free copies of the SAI, the reports, other information and answers to your questions about the Fund by contacting your financial advisor, or the Fund at: Touchstone Funds o P.O. Box 5354 o Cincinnati, Ohio 45201-5354
o 1-800.543.0407 o http://www.touchstoneinvestments.com

Information about the Fund (including the SAI) can be reviewed and copied at the Securities and Exchange Commission's public reference room in Washington, D.C. You can receive information about the operation of the public reference room by calling the SEC at 1.202.942.8090.

Reports and other information about the Fund are available on the SEC's internet site at http://www.sec.gov. For a fee, you can get text-only copies of reports and other information by writing to the Public Reference Room of the SEC, 450 Fifth Street N.W., Washington, D.C. 20549-0102, or by sending an e-mail request to: publicinfo@sec.gov.

Investment Company Act file no. 811-3174

TOUCHSTONE INVESTMENTS

DISTRIBUTOR
Touchstone Securities, Inc.
221 East Fourth Street, Suite 300
Cincinnati, Ohio 45202-4133
1.800.638.8194
www.touchstoneinvestments.com

INVESTMENT ADVISOR
Touchstone Advisors, Inc.
221 East Fourth Street, Suite 300
Cincinnati, Ohio 45202-4133

TRANSFER AGENT
Integrated Fund Services, Inc.
P.O. Box 5354
Cincinnati, Ohio 45201-5354

SHAREHOLDER SERVICE
1.800.543.0407

A Member of Western & Southern Financial Group(R)

                            TOUCHSTONE TAX-FREE TRUST

                       STATEMENT OF ADDITIONAL INFORMATION


                                NOVEMBER 1, 2003


                         TAX-FREE INTERMEDIATE TERM FUND
                           OHIO INSURED TAX-FREE FUND
                           TAX-FREE MONEY MARKET FUND
                         OHIO TAX-FREE MONEY MARKET FUND
                      CALIFORNIA TAX-FREE MONEY MARKET FUND
                       FLORIDA TAX-FREE MONEY MARKET FUND


This Statement of Additional Information is not a prospectus. It should be read together with the Funds' Prospectus dated November 1, 2003. The Funds' financial statements are contained in the Annual Report, which is incorporated by reference into this Statement of Additional Information. You may receive a copy of the Funds' Prospectus or most recent Annual and Semiannual Report by writing the Trust at 221 East Fourth Street, Suite 300, Cincinnati, Ohio 45202-4133, by calling Touchstone nationwide toll-free 1.800.543.0407, in Cincinnati 513.362.4921, or by visiting our website at touchstoneinvestments.com.

                       STATEMENT OF ADDITIONAL INFORMATION

                            Touchstone Tax-Free Trust
                        221 East Fourth Street, Suite 300
                          Cincinnati, Ohio 45202 - 4133

                               TABLE OF CONTENTS                            PAGE

THE TRUST.....................................................................3

MUNICIPAL OBLIGATIONS.........................................................5

QUALITY RATINGS OF MUNICIPAL OBLIGATIONS.....................................10

DEFINITIONS, POLICIES AND RISK CONSIDERATIONS................................14

INVESTMENT LIMITATIONS.......................................................18

INSURANCE ON THE OHIO INSURED TAX-FREE FUND'S SECURITIES.....................22

TRUSTEES AND OFFICERS........................................................25

THE INVESTMENT ADVISOR AND SUB-ADVISOR.......................................31

THE DISTRIBUTOR..............................................................35

DISTRIBUTION PLANS...........................................................36

SECURITIES TRANSACTIONS......................................................38

CODE OF ETHICS...............................................................40

PORTFOLIO TURNOVER...........................................................40

CALCULATION OF SHARE PRICE AND PUBLIC OFFERING PRICE.........................41

CHOOSING A SHARE CLASS.......................................................43

OTHER PURCHASE INFORMATION...................................................50

TAXES........................................................................52

OTHER REDEMPTION INFORMATION.................................................55

HISTORICAL PERFORMANCE INFORMATION...........................................55

PRINCIPAL SECURITY HOLDERS...................................................62

CUSTODIAN....................................................................65

INDEPENDENT AUDITORS.........................................................65

TRANSFER, ACCOUNTING AND ADMINISTRATIVE AGENT................................65

FINANCIAL STATEMENTS.........................................................66

THE TRUST
---------

Touchstone Tax-Free Trust (the "Trust"), formerly Countrywide Tax-Free Trust, an open-end, diversified management investment company, was organized as a Massachusetts business trust on April 13, 1981. The Trust currently offers six series of shares to investors: the Tax-Free Money Market Fund (formerly the Tax-Free Money Fund), the Tax-Free Intermediate Term Fund, the Ohio Insured Tax-Free Fund, the Ohio Tax-Free Money Market Fund (formerly the Ohio Tax-Free Money Fund), the California Tax-Free Money Market Fund (formerly the California Tax-Free Money Fund) and the Florida Tax-Free Money Market Fund (formerly the Florida Tax-Free Money Fund) (referred to individually as a "Fund" and collectively as the "Funds"). Each Fund has its own investment goals and policies.

Shares of each Fund have equal voting rights and liquidation rights. Each Fund shall vote separately on matters submitted to a vote of the shareholders except in matters where a vote of all series of the Trust in the aggregate is required by the Investment Company Act of 1940, as amended (the "1940 Act") or otherwise. Each class of shares of a Fund shall vote separately on matters relating to its plan of distribution pursuant to Rule 12b-1. When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each full share owned and fractional votes for fractional shares owned. The Trust does not normally hold annual meetings of shareholders. The Trustees shall promptly call and give notice of a meeting of shareholders for the purpose of voting upon the removal of any Trustee when requested to do so in writing by shareholders holding 10% or more of the Trust's outstanding shares. The Trust will comply with the provisions of Section 16(c) of the 1940 Act in order to facilitate communications among shareholders.

Each share of a Fund represents an equal proportionate interest in the assets and liabilities belonging to that Fund with each other share of that Fund and is entitled to such dividends and distributions out of the income belonging to the Fund as are declared by the Trustees. The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of any Fund into a greater or lesser number of shares of that Fund so long as the proportionate beneficial interest in the assets belonging to that Fund and the rights of shares of any other Fund are in no way affected. In case of any liquidation of a Fund, the holders of shares of the Fund being liquidated will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to that Fund. Expenses attributable to any Fund are borne by that Fund. Any general expenses of the Trust not readily identifiable as belonging to a particular Fund are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable. Generally, the Trustees allocate such expenses on the basis of relative net assets or number of shareholders. No shareholder is liable to further calls or to assessment by the Trust without his express consent.

Both Retail shares and Institutional shares of the Ohio Tax-Free Money Market Fund represent an interest in the same assets of the Fund, have the same rights and are identical in all material respects except that (i) Retail shares bear the expenses of distribution fees; (ii) certain class specific expenses will be borne solely by the class to which such expenses are attributable, including transfer agent fees attributable to a specific class of shares, printing and postage expenses related to preparing and distributing materials to current shareholders of a specific class, registration fees incurred by a specific class of shares, the expenses of administrative personnel and services required to support the shareholders of a specific class, litigation or other legal expenses relating to a class of shares, Trustees' fees or expenses incurred as a result of issues relating to a specific class of shares and accounting fees and expenses relating to a specific class of shares; (iii) each class has exclusive voting rights with respect to matters affecting only that class; and (iv) Retail shares are subject to a lower minimum initial investment requirement and offer certain shareholder services not available to Institutional shares such as checkwriting privileges and automatic investment and redemption plans.

Both Class A and Class S shares of the Tax-Free Money Market Fund represent an interest in the same assets of the Fund, have the same rights and are identical in all material respects except that (i) each class of shares may bear different distribution fees; (ii) certain other class specific expenses will be borne solely by the class to which such expenses are attributable, including transfer agent fees attributable to a specific class of shares, printing and postage expenses related to preparing and distributing materials to current shareholders of a specific class, registration fees incurred by a specific class of shares, the expenses of administrative personnel and services required to support the shareholders of a specific class, litigation or other legal expenses relating to a class of shares, Trustees' fees or expenses incurred as a result of issues relating to a specific class of shares and accounting fees and expenses relating to a specific class of shares; (iii) each class has exclusive voting rights with respect to matters affecting only that class; (iv) Class S shares may only be purchased through financial institutions and are used as a sweep vehicle; and
(v) each class offers different features and services to shareholders.

Class A shares, Class B shares and Class C shares of the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund represent an interest in the same assets of such Fund, have the same rights and are identical in all material respects except that (i) each class of shares may bear different distribution fees; (ii) each class of shares is subject to different sales charges; (iii) certain other class specific expenses will be borne solely by the class to which such expenses are attributable, including transfer agent fees attributable to a specific class of shares, printing and postage expenses related to preparing and distributing materials to current shareholders of a specific class, registration fees incurred by a specific class of shares, the expenses of administrative personnel and services required to support the shareholders of a specific class, litigation or other legal expenses relating to a class of shares, Trustees' fees or expenses incurred as a result of issues relating to a specific class of shares and accounting fees and expenses relating to a specific class of shares; and (iv) each class has exclusive voting rights with respect to matters relating to its own distribution arrangements. The Board of Trustees may classify and reclassify the shares of a Fund into additional classes of shares at a future date.

Under Massachusetts law, under certain circumstances, shareholders of a Massachusetts business trust could be deemed to have the same type of personal liability for the obligations of the Trust, as does a partner of a partnership. However, numerous investment companies registered under the 1940 Act have been formed as Massachusetts business trusts and the Trust is not aware of an instance where such result has occurred. In addition, the Trust Agreement disclaims shareholder liability for acts or obligations of the Trust. The Trust Agreement also provides for the indemnification out of the Trust property for all losses and expenses of any shareholder held personally liable for the obligations of the Trust. Moreover, it provides that the Trust will, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Trust and satisfy any judgment thereon. As a result, and particularly because the Trust assets are readily marketable and ordinarily substantially exceed liabilities, management believes that the risk of shareholder liability is slight and limited to circumstances in which the Trust itself would be unable to meet its obligations. Management believes that, in view of the above, the risk of personal liability is remote.

MUNICIPAL OBLIGATIONS
---------------------

Each Fund invests primarily in municipal obligations. Municipal obligations are debt obligations issued by a state and its political subdivisions, agencies, authorities and instrumentalities and other qualifying issuers which pay interest that is, in the opinion of bond counsel to the issuer, exempt from federal income tax ("Municipal Obligations"). The Ohio Insured Tax-Free Fund and the Ohio Tax-Free Money Market Fund invest primarily in Ohio obligations, which are Municipal Obligations issued by the State of Ohio and its political subdivisions, agencies, authorities and instrumentalities and other qualifying issuers which pay interest that is, in the opinion of bond counsel to the issuer, exempt from both federal income tax and Ohio personal income tax. The California Tax-Free Money Market Fund invests primarily in California obligations, which are Municipal Obligations issued by the State of California and its political subdivisions, agencies, authorities and instrumentalities and other qualifying issuers which pay interest that is, in the opinion of bond counsel to the issuer, exempt from both federal income tax and California income tax. The Florida Tax-Free Money Market Fund invests primarily in Florida obligations, which are Municipal Obligations issued by the State of Florida and its political subdivisions, agencies, authorities and instrumentalities and other qualifying issuers, the value of which is exempt from the Florida intangible personal property tax, which pay interest that is, in the opinion of bond counsel to the issuer, exempt from federal income tax.

Municipal  Obligations  consist  of  tax-exempt  bonds,   tax-exempt  notes  and
tax-exempt commercial paper.

TAX-EXEMPT BONDS. Tax-exempt bonds are issued to obtain funds to construct, repair or improve various facilities such as airports, bridges, highways, hospitals, housing, schools, streets and water and sewer works; to pay general operating expenses or to refinance outstanding debts. They also may be issued to finance various private activities, including the lending of funds to public or private institutions for construction of housing, educational or medical facilities or the financing of privately owned or operated facilities.

The two principal classifications of tax-exempt bonds are "general obligation" and "revenue" bonds. General obligation bonds are backed by the issuer's full credit and taxing power. Revenue bonds are backed by the revenues of a specific project, facility or tax. Industrial development revenue bonds are a specific type of revenue bond backed by the credit of the private user of the facility.

Each Fund may invest in any combination of general obligation bonds, revenue bonds and industrial development bonds. Each Fund may invest more than 25% of its assets in tax-exempt obligations issued by municipal governments or political subdivisions of governments within a particular segment of the bond market, such as housing agency bonds, hospital revenue bonds or airport bonds. It is possible that economic, business or political developments or other changes affecting one bond may also affect other bonds in the same segment in the same manner, thereby potentially increasing the risk of such investments.

>From time to time, each Fund may invest more than 25% of the value of its total assets in industrial development bonds which, although issued by industrial development authorities, may be backed only by the assets and revenues of the nongovernmental users. However, a Fund will not invest more than 25% of its assets in securities backed by nongovernmental users, which are in the same industry. Interest on municipal obligations (including certain industrial development bonds) which are private activity obligations, as defined in the Internal Revenue Code, issued after August 7, 1986, while exempt from federal income tax, is a preference item for purposes of the alternative minimum tax. Where a regulated investment company receives such interest, a proportionate share of any exempt-interest dividend paid by the investment company will be treated as such a preference item to shareholders. Each Fund will invest its assets so that no more than 20% of its annual income gives rise to a preference item for the purpose of the alternative minimum tax and in other investments subject to federal income tax.

TAX-EXEMPT NOTES. Tax-exempt notes generally are used to provide for short-term capital needs and generally have maturities of one year or less. Tax-exempt notes include:

     1. TAX ANTICIPATION NOTES. Tax anticipation notes are issued to finance working capital needs of municipalities. Generally, they are issued in anticipation of various seasonal tax revenues, such as income, sales, use and business taxes, and are payable from these specific future taxes.

     2. REVENUE ANTICIPATION NOTES. Revenue anticipation notes are issued in expectation of receipt of other kinds of revenue, such as federal revenues available under the federal revenue sharing programs.

     3. BOND ANTICIPATION NOTES. Bond anticipation notes are issued to provide interim financing until long-term financing can be arranged. In most cases, the long-term bonds then provide the money for the repayment of the notes.

TAX-EXEMPT COMMERCIAL PAPER. Tax-exempt commercial paper typically represents short-term, unsecured, negotiable promissory notes issued by a state and its political subdivisions. These notes are issued to finance seasonal working capital needs of municipalities or to provide interim construction financing and are paid from general revenues of municipalities or are refinanced with long-term debt. In most cases, tax-exempt commercial paper is backed by letters of credit, lending agreements, note repurchase agreements or other credit facility agreements offered by banks or other institutions and is actively traded.

WHEN-ISSUED OBLIGATIONS. Each Fund may invest in when-issued Municipal Obligations. Obligations offered on a when-issued basis are settled by delivery and payment after the date of the transaction, usually within 15 to 45 days. In connection with these investments, each Fund will direct its Custodian to place cash or liquid securities in a segregated account in an amount sufficient to make payment for the securities to be purchased. When a segregated account is maintained because a Fund purchases securities on a when-issued basis, the assets deposited in the segregated account will be valued daily at market for the purpose of determining the adequacy of the securities in the account. If the market value of such securities declines, additional cash or securities will be placed in the account on a daily basis so that the market value of the account will equal the amount of the Fund's commitments to purchase securities on a when-issued basis. To the extent funds are in a segregated account, they will not be available for new investment or to meet redemptions. Securities purchased on a when-issued basis and the securities held in a Fund's portfolio are subject to changes in market value based upon changes in the level of interest rates (which will generally result in all of those securities changing in value in the same way, i.e, all those securities experiencing appreciation when interest rates decline and depreciation when interest rates rise). Therefore, if in order to achieve higher returns, a Fund remains substantially fully invested at the same time that it has purchased securities on a when-issued basis, there will be a possibility that the market value of the Fund's assets will have greater fluctuation. The purchase of securities on a when-issued basis may involve a risk of loss if the broker-dealer selling the securities fails to deliver after the value of the securities has risen.

When the time comes for a Fund to make payment for securities purchased on a when-issued basis, the Fund will do so by using then-available cash flow, by sale of the securities held in the segregated account, by sale of other securities or, although it would not normally expect to do so, by directing the sale of the securities purchased on a when-issued basis themselves (which may have a market value greater or less than the Fund's payment obligation). Although a Fund will only make commitments to purchase securities on a when-issued basis with the intention of actually acquiring the securities, the Funds may sell these obligations before the settlement date if it is deemed advisable by the Sub-Advisor as a matter of investment strategy. Sales of securities for these purposes carry a greater potential for the realization of capital gains and losses, which are not exempt from federal income taxes.

PARTICIPATION INTERESTS. Each Fund may invest in participation interests in Municipal Obligations owned by banks or other financial institutions. Participation interests frequently are backed by irrevocable letters of credit or a guarantee of a bank. A Fund will have the right to sell the interest back to the bank or other financial institution and draw on the letter of credit on demand, generally on seven days' notice, for all or any part of the Fund's participation interest in the par value of the Municipal Obligation plus accrued interest. Each Fund intends to exercise the demand on the letter of credit only under the following circumstances: (1) default of any of the terms of the documents of the Municipal Obligation, (2) as needed to provide liquidity in order to meet redemptions, or (3) to maintain a high quality investment portfolio. The bank or financial institution will retain a service and letter of credit fee and a fee for issuing the repurchase commitment in an amount equal to the excess of the interest paid by the issuer on the Municipal Obligations over the negotiated yield at which the instruments were purchased by the Fund. Participation interests will be purchased only if, in the opinion of counsel of the issuer, interest income on the interest will be tax-exempt when distributed as dividends to shareholders. As a matter of current operating policy, each Fund will not invest more than 10% of its net assets in participation interests that do not have a demand feature and all other illiquid securities. This operating policy is not fundamental and may be changed by the Board of Trustees without shareholder approval.

Banks and financial institutions are subject to extensive governmental regulations which may limit the amounts and types of loans and other financial commitments that may be made and interest rates and fees which may be charged. The profitability of banks and financial institutions is largely dependent upon the availability and cost of capital funds to finance lending operations under prevailing money market conditions. General economic conditions also play an important part in the operations of these entities and exposure to credit losses arising from possible financial difficulties of borrowers may affect the ability of a bank or financial institution to meet its obligations with respect to a participation interest.

FLOATING AND VARIABLE RATE OBLIGATIONS. Each Fund may invest in floating or variable rate Municipal Obligations. Floating rate obligations have an interest rate that is fixed to a specified interest rate, such as a bank prime rate, and is automatically adjusted when the specified interest rate changes. Variable rate obligations have an interest rate that is adjusted at specified intervals to a specified interest rate. Periodic interest rate adjustments help stabilize the obligations' market values. Each Fund may purchase these obligations from the issuers or may purchase participation interests in pools of these obligations from banks or other financial institutions. Variable and floating rate obligations usually carry demand features that permit a Fund to sell the obligations back to the issuers or to financial intermediaries at par value plus accrued interest upon not more than 30 days' notice at any time or prior to specific dates. Certain of these variable rate obligations, often referred to as "adjustable rate put bonds," may have a demand feature exercisable on a quarterly or annual basis. If a Fund invests a substantial portion of its assets in obligations with demand features permitting sale to a limited number of entities, the inability of the entities to meet demands to purchase the obligations could affect the Fund's liquidity. However, obligations with demand features frequently are secured by letters of credit or comparable guarantees that may reduce the risk that an entity would not be able to meet such demands. In determining whether an obligation secured by a letter of credit meets a Fund's quality standards, the Sub-Advisor will ascribe to such obligation the same rating given to unsecured debt issued by the letter of credit provider. In looking to the creditworthiness of a party relying on a foreign bank for credit support, the Sub-Advisor will consider whether adequate public information about the bank is available and whether the bank may be subject to unfavorable political or economic developments, currency controls or other governmental restrictions affecting its ability to honor its credit commitment. As a matter of current operating policy, each Fund will not invest more than 10% of its net assets in floating or variable rate obligations as to which it cannot exercise the demand feature on not more than seven days' notice if the Sub-Advisor, under the direction of the Board of Trustees, determines that there is no secondary market available for these obligations and all other illiquid securities. This operating policy is not fundamental and may be changed by the Board of Trustees without shareholder approval.

INVERSE FLOATING OBLIGATIONS. Each of the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund may invest in securities representing interests in Municipal Obligations, known as inverse floating obligations, which pay interest rates that vary inversely to changes in the interest rates of specified short-term Municipal Obligations or an index of short-term Municipal Obligations. The interest rates on inverse floating obligations will typically decline as short-term market interest rates increase and increase as short-term market rates decline. Such securities have the effect of providing a degree of investment leverage, since they will generally increase or decrease in value in response to changes in market interest rates at a rate which is a multiple (typically two) of the rate at which fixed-rate, long-term Municipal Obligations increase or decrease in response to such changes. As a result, the market value of inverse floating obligations will generally be more volatile than the market value of fixed-rate Municipal Obligations.

OBLIGATIONS WITH PUTS ATTACHED. Each Fund may purchase Municipal Obligations with the right to resell the obligation to the seller at a specified price or yield within a specified period. The right to resell is commonly known as a "put" or a "standby commitment." Each Fund may purchase Municipal Obligations with puts attached from banks and broker-dealers. Each Fund intends to use obligations with puts attached for liquidity purposes to ensure a ready market for the underlying obligations at an acceptable price. Although no value is assigned to any puts on Municipal Obligations, the price that a Fund pays for the obligations may be higher than the price of similar obligations without puts attached. The purchase of obligations with puts attached involves the risk that the seller may not be able to repurchase the underlying obligation. Each Fund intends to purchase such obligations only from sellers deemed by the Sub-Advisor, under the direction of the Board of Trustees, to present minimal credit risks. In addition, the value of the obligations with puts attached held by a Fund will not exceed 10% of its net assets.

LEASE OBLIGATIONS. The Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund may invest in Municipal Obligations that constitute participation in lease obligations or installment purchase contract obligations (hereinafter collectively called "lease obligations") of municipal authorities or entities. Although lease obligations do not constitute general obligations of the municipality for which the municipality's taxing power is pledged, a lease obligation is ordinarily backed by the municipality's covenant to budget for, appropriate and make the payments due under the lease obligation. Lease obligations provide a premium interest rate which, along with the regular amortization of the principal, may make them attractive for a portion of a Fund's assets. Certain of these lease obligations contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on an annual basis. In addition to the "non-appropriation" risk, these securities represent a type of financing that has not yet developed the depth of marketability associated with more conventional bonds. Although "non-appropriation" lease obligations are secured by the leased property, the disposition of the property in the event of foreclosure might prove difficult. The Trust will seek to minimize the special risks associated with such securities by only investing in "non-appropriation" lease obligations where (1) the nature of the leased equipment or property is such that its ownership or use is essential to a governmental function of the municipality, (2) the lease payments will commence amortization of principal at an early date resulting in an average life of seven years or less for the lease obligation, (3) appropriate covenants will be obtained from the municipal obligor prohibiting the substitution or purchase of similar equipment if the lease payments are not appropriated, (4) the lease obligor has maintained good market acceptability in the past, (5) the investment is of a size that will be attractive to institutional investors, and (6) the underlying leased equipment has elements of portability and/or use that enhance its marketability in the event foreclosure on the underlying equipment were ever required.

Each of the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund will not invest more than 10% of its net assets in lease obligations if the Sub-Advisor determines that there is no secondary market available for these obligations and all other illiquid securities. The Funds do not intend to invest more than an additional 5% of their net assets in municipal lease obligations determined by the Sub-Advisor, under the direction of the Board of Trustees, to be liquid. In determining the liquidity of such obligations, the Sub-Advisor will consider such factors as (1) the frequency of trades and quotes for the obligation; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) the willingness of dealers to undertake to make a market in the security; and (4) the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer. A Fund will only purchase unrated lease obligations that meet its quality standards, as determined by the Sub-Advisor, under the direction of the Board of Trustees, including an assessment of the likelihood that the lease will not be cancelled.

QUALITY RATINGS OF MUNICIPAL OBLIGATIONS
----------------------------------------

The Tax-Free Money Market Fund, the Ohio Tax-Free Money Market Fund, the California Tax-Free Money Market Fund and the Florida Tax-Free Money Market Fund (the "Money Market Funds") may invest in Municipal Obligations only if rated at the time of purchase within the two highest grades assigned by any two nationally recognized statistical rating organizations ("NRSROs") (or by any one NRSRO if the obligation is rated by only that NRSRO). The NRSROs that may rate the obligations of the Money Market Funds include Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Ratings Service ("S&P"), Fitch Ratings ("Fitch") or Dominion Bond Rating Service, Limited ("Dominion").

The Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund may invest in Municipal Obligations rated at the time of purchase within the four highest grades assigned by Moody's, S&P, Fitch or Dominion. The Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund may also invest in tax-exempt notes and commercial paper determined by the Sub-Advisor to meet the Funds' quality standards. Each Fund's quality standards limit its investments in tax-exempt notes to those which are rated within the three highest grades by Moody's (MIG 1, MIG 2 or MIG 3), Fitch (F-1+, F-1 or F-2) or the two highest grades by S&P (SP-1 or SP-2) and in tax-exempt commercial paper to those which are rated within the two highest grades by Moody's (Prime-1 or Prime-2), S&P (A-1 or A-2) or Fitch (Fitch-1 or Fitch-2).

     MOODY'S RATINGS

     1. TAX-EXEMPT BONDS. The four highest ratings of Moody's for tax-exempt bonds are Aaa, Aa, A and Baa. Bonds rated Aaa are judged by Moody's to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issuers. Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. Moody's says that Aa bonds are rated lower than the best bonds because margins of protection or other elements make long term risks appear somewhat larger than Aaa bonds. Moody's describes bonds rated A as possessing many favorable investment attributes and as upper medium grade obligations. Factors giving security to principal and interest of A rated bonds are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future. Bonds that are rated by Moody's in the fourth highest rating (Baa) are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Those obligations in the A and Baa group that Moody's believes possess the strongest investment attributes are designated by the symbol A 1 and Baa 1.

     2. TAX-EXEMPT NOTES. Moody's highest rating for tax-exempt notes is MIG-1. Moody's says that notes rated MIG-1 are of the best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both. Notes bearing the MIG-2 designation are of high quality, with margins of protection ample although not so large as in the MIG-1 group. Notes bearing the designation MIG-3 are of favorable quality, with all security elements accounted for but lacking the undeniable strength of the preceding grades. Market access for refinancing, in particular, is likely to be less well established.

     3. TAX-EXEMPT COMMERCIAL PAPER. The rating Prime-1 is the highest tax-exempt commercial paper rating assigned by Moody's. Issuers rated Prime-1 are judged to be of the best quality. Their short-term debt obligations carry the smallest degree of investment risk. Margins of support for current indebtedness are large or stable with cash flow and asset protection well assured. Current liquidity provides ample coverage of near-term liabilities and unused alternative financing arrangements are generally available. While protective elements may change over the intermediate or long term, such changes are most unlikely to impair the fundamentally strong position of short-term obligations. Issuers rated Prime-2 have a strong capacity for repayment of short-term obligations.

     S&P RATINGS

     1. TAX-EXEMPT BONDS. The four highest ratings of S&P for tax-exempt bonds are AAA, AA, A and BBB. Bonds rated AAA have the highest rating assigned by S&P to a debt obligation. Capacity to pay interest and repay principal is extremely strong. Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree. Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories. Bonds which are rated by S&P in the fourth highest rating (BBB) are regarded as having an adequate capacity to pay interest and repay principal and are considered "investment grade." Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal than for bonds in higher rated categories. The ratings for tax-exempt bonds may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

     2. TAX-EXEMPT NOTES. Tax-exempt note ratings are generally given by S&P to notes that mature in three years or less. Notes rated SP-1 have very strong or strong capacity to pay principal and interest. Issues determined to possess overwhelming safety characteristics will be given a plus designation. Notes rated SP-2 have satisfactory capacity to pay principal and interest.

     3. TAX-EXEMPT COMMERCIAL PAPER. The ratings A-1+ and A-1 are the highest tax-exempt commercial paper ratings assigned by S&P. These designations indicate the degree of safety regarding timely payment is either overwhelming (A-1+) or very strong (A- 1). Capacity for timely payment on issues rated A-2 is strong. However, the relative degree of safety is not as overwhelming as for issues designated A-1.

     FITCH RATINGS

     1. TAX-EXEMPT BONDS. The four highest ratings of Fitch for tax-exempt bonds are AAA, AA, A and BBB. Bonds rated AAA are regarded by Fitch as being of the highest quality, with the obligor having an extraordinary ability to pay interest and repay principal that is unlikely to be affected by reasonably foreseeable events. Bonds rated AA are regarded by Fitch as high quality obligations. The obligor's ability to pay interest and repay principal, while very strong, is somewhat less than for AAA rated bonds, and more subject to possible change over the term of the issue. Bonds rated A are regarded by Fitch as being of good quality. The obligor's ability to pay interest and repay principal is strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings. Bonds rated BBB are regarded by Fitch as being of satisfactory quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to weaken this ability than bonds with higher ratings. Fitch ratings may be modified by the addition of a plus (+) or minus (-) sign.

     2. TAX-EXEMPT NOTES. The ratings F-1+, F-1 and F-2 are the highest ratings assigned by Fitch for tax-exempt notes. Notes assigned the F-1+ rating are regarded by Fitch as having the strongest degree of assurance for timely payment. Notes assigned the F-1 rating reflect an assurance for timely payment only slightly less than the strongest issues. Notes assigned the F-2 rating have a degree of assurance for timely payment with a lesser margin of safety than higher-rated notes.

     3. TAX-EXEMPT COMMERCIAL PAPER. Commercial paper rated Fitch-1 is regarded as having the strongest degree of assurance for timely payment. Issues assigned the Fitch-2 rating reflect an assurance of timely payment only slightly less in degree than the strongest issues.

     DOMINION RATINGS

     1. TAX-EXEMPT BONDS. The four highest ratings of Dominion for tax-exempt bonds are AAA, AA, A and BBB. Bonds rated AAA are of the highest credit quality, with exceptionally strong protection for the timely repayment of principal and interest. Earnings are considered stable, the structure of the industry in which the entity operates is strong, and the outlook for future profitability is favorable. Bonds rated AA are of superior credit quality, and protection of interest and principal is considered high. In many cases, they differ from bonds rated AAA only to a small degree. Bonds rated A are of satisfactory credit quality. Protection of interest and principal is still substantial, but the degree of strength is less than with AA rated entities. While a respectable rating, entities in the A category are considered to be more susceptible to adverse economic conditions and have greater cyclical tendencies than higher rated companies. Bonds rated BBB are of adequate credit quality. Protection of interest and principal is considered adequate, but the entity is more susceptible to adverse changes in financial and economic conditions, or there may be other adversities present, which reduce the strength of the entity and its rated securities.

     2. TAX-EXEMPT NOTES AND COMMERCIAL PAPER. The ratings R-1 (high), R-1 (middle) and R-1 (low) are the highest ratings assigned by Dominion for tax-exempt notes and commercial paper. Short-term debt rated R-1
          (high) is of the highest credit quality, and indicates an entity that possesses unquestioned ability to repay current liabilities as they fall due. Entities rated in this category normally maintain strong liquidity positions, conservative debt levels and profitability which is both stable and above average. Short-term debt rated R-1 (middle) is of superior credit quality and, in most cases, ratings in this category differ from R-1 (high) credits to only a small degree. Short-term debt rated R-1 (low) is of satisfactory credit quality. The overall strength and outlook for key liquidity, debt and profitability ratios is not normally as favorable as with higher rating categories, but these considerations are still respectable.

GENERAL. The ratings of Moody's, S&P, Fitch and Dominion represent their opinions of the quality of the obligations rated by them. It should be emphasized that such ratings are general and are not absolute standards of quality. Consequently, obligations with the same maturity, coupon and rating may have different yields, while obligations of the same maturity and coupon, but with different ratings, may have the same yield. It is the responsibility of the Sub-Advisor to appraise independently the fundamental quality of the obligations held by the Funds. Certain Municipal Obligations may be backed by letters of credit or similar commitments issued by banks and, in such instances, the obligation of the bank and other credit factors will be considered in assessing the quality of the Municipal Obligations.

Any Municipal Obligation that depends on credit of the U.S. Government (e.g., project notes) will be considered by the Sub-Advisor as having the equivalent of the highest rating of Moody's, S&P, Fitch or Dominion. In addition, unrated Municipal Obligations will be considered as being within the foregoing quality ratings if other equal or junior Municipal Obligations of the same issuer are rated and their ratings are within the foregoing ratings of Moody's, S&P, Fitch or Dominion. Each Fund may also invest in Municipal Obligations that are not rated if, in the opinion of the Sub-Advisor, such obligations are of comparable quality to those rated obligations in which the applicable Fund may invest.

Subsequent to its purchase by a Fund, an obligation may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. If the rating of an obligation held by a Fund is reduced below its minimum requirements, the Fund will be required to exercise the demand provision or sell the obligation as soon as practicable.

DEFINITIONS, POLICIES AND RISK CONSIDERATIONS
---------------------------------------------

A more detailed discussion of some of the investment policies of the Funds described in the Prospectus appears below:

BANK DEBT INSTRUMENTS. Bank debt instruments in which the Funds may invest consist of certificates of deposit, bankers' acceptances and time deposits issued by national banks and state banks, trust companies and mutual savings banks, or of banks or institutions the accounts of which are insured by the Federal Deposit Insurance Corporation or the Federal Savings and Loan Insurance Corporation. Certificates of deposit are negotiable certificates evidencing the indebtedness of a commercial bank to repay funds deposited with it for a definite period of time (usually from fourteen days to one year) at a stated or variable interest rate. Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft which has been drawn on it by a customer, which instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity. The Funds will only invest in bankers' acceptances of banks having a short-term rating of A-1 by S&P or Prime-1 by Moody's. Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Each Fund will not invest in time deposits maturing in more than seven days if, as a result thereof, more than 10% of the value of its net assets would be invested in such securities and other illiquid securities.

COMMERCIAL PAPER. Commercial paper consists of short-term (usually from one to two hundred seventy days) unsecured promissory notes issued by corporations in order to finance their current operations. Each Fund will only invest in taxable commercial paper provided the paper is rated in one of the two highest categories by any two NRSROs (or by any one NRSRO if the security is rated by only that NRSRO). Each Fund may also invest in unrated commercial paper of issuers who have outstanding unsecured debt rated Aa or better by Moody's or AA or better by S&P. Certain notes may have floating or variable rates. Variable and floating rate notes with a demand notice period exceeding seven days will be subject to a Fund's restrictions on illiquid investments (see "Investment Limitations") unless, in the judgment of the Sub-Advisor, subject to the direction of the Board of Trustees, such note is liquid. The Funds do not presently intend to invest in taxable commercial paper.

The rating of Prime-1 is the highest commercial paper rating assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following: valuation of the management of the issuer; economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; evaluation of the issuer's products in relation to competition and customer acceptance; liquidity; amount and quality of long-term debt; trend of earnings over a period of 10 years; financial strength of the parent company and the relationships which exist with the issuer; and recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations. These factors are all considered in determining whether the commercial paper is rated Prime-1 or Prime-2. Commercial paper rated A (highest quality) by S&P has the following characteristics: liquidity ratios are adequate to meet cash requirements; long-term senior debt is rated "A" or better, although in some cases "BBB" credits may be allowed; the issuer has access to at least two additional channels of borrowing; basic earnings and cash flow have an upward trend with allowance made for unusual circumstances; typically, the issuer's industry is well established and the issuer has a strong position within the industry; and the reliability and quality of management are unquestioned. The relative strength or weakness of the above factors determines whether the issuer's commercial paper is rated A-1 or A-2.

REPURCHASE AGREEMENTS. Repurchase agreements are transactions by which a Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed upon time and price, thereby determining the yield during the term of the agreement. In the event of a bankruptcy or other default of the seller of a repurchase agreement, a Fund could experience both delays in liquidating the underlying security and losses. To minimize these possibilities, each Fund intends to enter into repurchase agreements only with its Custodian, with banks having assets in excess of $10 billion and with broker-dealers who are recognized as primary dealers in U.S. Government obligations by the Federal Reserve Bank of New York. Collateral for repurchase agreements is held in safekeeping in the customer-only account of the Funds' Custodian at the Federal Reserve Bank. A Fund will not enter into a repurchase agreement not terminable within seven days if, as a result thereof, more than 10% of the value of its net assets would be invested in such securities and other illiquid securities.

Although the securities subject to a repurchase agreement might bear maturities exceeding one year, settlement for the repurchase would never be more than one year after the Fund's acquisition of the securities and normally would be within a shorter period of time. The resale price will be in excess of the purchase price, reflecting an agreed upon market rate effective for the period of time the Fund's money will be invested in the securities, and will not be related to the coupon rate of the purchased security. At the time a Fund enters into a repurchase agreement, the value of the underlying security, including accrued interest, will equal or exceed the value of the repurchase agreement, and in the case of a repurchase agreement exceeding one day, the seller will agree that the value of the underlying security, including accrued interest, will at all times equal or exceed the value of the repurchase agreement. The collateral securing the seller's obligation must consist of certificates of deposit, eligible bankers' acceptances or securities that are issued or guaranteed by the United States Government or its agencies. The collateral will be held by the Custodian or in the Federal Reserve Book Entry System.

For purposes of the 1940 Act, a repurchase agreement is deemed to be a loan from a Fund to the seller subject to the repurchase agreement and is therefore subject to that Fund's investment restriction applicable to loans. It is not clear whether a court would consider the securities purchased by a Fund subject to a repurchase agreement as being owned by that Fund or as being collateral for a loan by the Fund to the seller. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the securities before repurchase of the security under a repurchase agreement, a Fund may encounter delays and incur costs before being able to sell the security. Delays may involve loss of interest or decline in price of the security. If a court characterized the transaction as a loan and a Fund has not perfected a security interest in the security, that Fund may be required to return the security to the seller's estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, a Fund would be at the risk of losing some or all of the principal and income involved in the transaction. As with any unsecured debt obligation purchased for a Fund, the Sub-Advisor seeks to minimize the risk of loss through repurchase agreements by analyzing the creditworthiness of the obligor, in this case, the seller. Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the security, in which case a Fund may incur a loss if the proceeds to that Fund of the sale of the security to a third party are less than the repurchase price. However, if the market value of the securities subject to the repurchase agreement becomes less than the repurchase price (including interest), the Fund involved will direct the seller of the security to deliver additional securities so that the market value of all securities subject to the repurchase agreement will equal or exceed the repurchase price. It is possible that a Fund will be unsuccessful in seeking to enforce the seller's contractual obligation to deliver additional securities.

LOANS OF PORTFOLIO SECURITIES. Each Fund may make short-term loans of its portfolio securities to banks, brokers and dealers. Lending portfolio securities exposes a Fund to the risk that the borrower may fail to return the loaned securities or may not be able to provide additional collateral or that a Fund may experience delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails financially. To minimize these risks, the borrower must agree to maintain collateral marked to market daily, in the form of cash and/or liquid securities, with the Funds' Custodian in an amount at least equal to the market value of the loaned securities. As a matter of current operating policy, each Fund will limit the amount of its loans of portfolio securities to no more than 25% of its net assets. This policy is not fundamental and may be changed by the Board of Trustees without shareholder approval.

Under applicable regulatory requirements (which are subject to change), the loan collateral must, on each business day, at least equal the value of the loaned securities. To be acceptable as collateral, letters of credit must obligate a bank to pay amounts demanded by a Fund if the demand meets the terms of the letter. Such terms and the issuing bank must be satisfactory to the Fund. The Funds receive amounts equal to the interest on loaned securities and also receive one or more of (a) negotiated loan fees, (b) interest on securities used as collateral, or (c) interest on short-term debt securities purchased with such collateral; either type of interest may be shared with the borrower. The Funds may also pay fees to placing brokers as well as custodian and administrative fees in connection with loans. Fees may only be paid to a placing broker provided that the Trustees determine that the fee paid to the placing broker is reasonable and based solely upon services rendered, that the Trustees separately consider the propriety of any fee shared by the placing broker with the borrower, and that the fees are not used to compensate the Sub-Advisor or any affiliated person of the Trust or an affiliated person of the Sub-Advisor or other affiliated person. The terms of the Funds' loans must meet applicable tests under the Internal Revenue Code and permit the Funds to reacquire loaned securities on five days' notice or in time to vote on any important matter.

BORROWING. Each Fund (except the California Tax-Free Money Market Fund) may borrow money from banks or from other lenders to the extent permitted by applicable law, for temporary or emergency purposes and to meet redemptions and may pledge assets to secure such borrowings. The 1940 Act requires the Funds to maintain asset coverage (total assets, including assets acquired with borrowed funds, less liabilities exclusive of borrowings) of at least 300% for all such borrowings. It at any time the value of a Fund's assets should fail to meet this 300% coverage test, the Fund, within 3 days (not including Sundays and holidays), will reduce the amount of its borrowings to the extent necessary to meet this test. To reduce its borrowings, a Fund might be required to sell securities at a time when it would be disadvantageous to do so. In addition, because interest on money borrowed is a Fund expense that it would not otherwise incur, the Fund may have less net investment income during periods when its borrowings are substantial. The interest paid by a Fund on borrowings may be more or less than the yield on the securities purchased with borrowed funds, depending on prevailing market conditions. A Fund will not make any borrowing that would cause its outstanding borrowings to exceed one-third of the value of its total assets.

As a matter of current operating policy, the Tax-Free Money Market Fund, the Tax-Free Intermediate Term Fund, the Ohio Insured Tax-Free Fund and the Florida Tax-Free Money Market Fund may each borrow money from banks or other lenders, as a temporary measure for extraordinary or emergency purposes, in an amount not exceeding 10% of its total assets. Each of these Funds may pledge assets in connection with borrowings but will not pledge more than 10% of its total assets. Each of these Funds will not make any additional purchases of portfolio securities while borrowings are outstanding. These policies are not fundamental and may be changed by the Board of Trustees without shareholder approval.

The California Tax-Free Money Market Fund may borrow money from banks in an amount not exceeding 10% of its total assets. The California Tax-Free Money Market Fund may pledge assets in connection with borrowings but will not pledge more than one-third of its total assets. The California Tax-Free Money Market Fund will not make any additional purchases of portfolio securities while borrowing are outstanding.

Borrowing magnifies the potential for gain or loss on the portfolio securities of the Funds and, therefore, if employed, increases the possibility of fluctuation in a Fund's net asset value ("NAV"). This is the speculative factor known as leverage. To reduce the risks of borrowing, the Funds will limit their borrowings as described above.

SECURITIES WITH LIMITED MARKETABILITY. As a matter of current operating policy, each Fund may invest in the aggregate up to 10% of its net assets in securities that are not readily marketable, including: participation interests that are not subject to demand features; floating and variable rate obligations as to which the Funds cannot exercise the related demand feature and as to which there is no secondary market; repurchase agreements not terminable within seven days, and (for the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund) lease obligations for which there is no secondary market. This policy is fundamental for the California Tax-Free Money Market Fund and may not be changed without the affirmative vote of a majority of the Fund's outstanding shares. This policy is not fundamental for the Tax-Free Intermediate Term Fund, the Ohio Insured Tax-Free Fund, the Tax-Free Money Market Fund, the Ohio Tax-

Free Money Market Fund and the Florida Tax-Free Money Market Fund and may be changed by the Board of Trustees without shareholder approval.

SENIOR SECURITIES. As a matter of current operating policy, the following activities will not be considered to be issuing senior securities for purposes of each Fund's (except the California Tax-Free Money Market Fund) restrictions on investments in senior securities, (see "Investment Limitations").

     (1) Collateral arrangements in connection with any type of option, futures contract forward contract, or swap.
     (2) Collateral arrangements in connection with initial and variation margin.
     (3) A pledge, mortgage or hypothecation of a Fund's assets to secure its borrowings.
     (4) A pledge of a Fund's assets to secure letters of credit solely for the purpose of participating in a captive insurance company sponsored by the Investment Company Institute.

MAJORITY. As used in this Statement of Additional Information, the term "majority" of the outstanding shares of the Trust (or of any Fund) means the lesser of (1) 67% or more of the outstanding shares of the Trust (or the applicable Fund) present at a meeting, if the holders of more than 50% of the outstanding shares of the Trust (or the applicable Fund) are present or represented at such meeting or (2) more than 50% of the outstanding shares of the Trust (or the applicable Fund).

INVESTMENT LIMITATIONS
----------------------

The Trust has adopted certain fundamental investment limitations designed to reduce the risk of an investment in the Funds. These limitations may not be changed with respect to any Fund without the affirmative vote of a majority of the outstanding shares of that Fund. For the purpose of these investment limitations, the identification of the "issuer" of Municipal Obligations which are not general obligation bonds is made by the Sub-Advisor on the basis of the characteristics of the obligation, the most significant of which is the source of funds for the payment of principal of and interest on such obligations.

THE FUNDAMENTAL LIMITATIONS APPLICABLE TO THE TAX-FREE INTERMEDIATE TERM FUND, THE OHIO INSURED TAX-FREE FUND, THE TAX-FREE MONEY MARKET FUND, THE OHIO TAX-FREE MONEY MARKET FUND AND THE FLORIDA TAX-FREE MONEY MARKET FUND ARE:

     1. BORROWING MONEY. The Funds may not engage in borrowing except as permitted by the Investment Company Act of 1940, any rule, regulation or order under the Act or any SEC staff interpretation of the Act.

     2. UNDERWRITING. The Funds may not underwrite securities issued by other persons, except to the extent that, in connection with the sale or disposition of portfolio securities, a Fund may be deemed to be an underwriter under certain federal securities laws or in connection with investments in other investment companies.

     3. LOANS. The Funds may not make loans to other persons except that a Fund may (1) engage in repurchase agreements, (2) lend portfolio securities, (3) purchase debt securities, (4) purchase commercial paper, and (5) enter into any other lending arrangement permitted by the Investment Company Act of 1940, any rule, regulation or order under the Act or any SEC staff interpretation of the Act.

     4. REAL ESTATE. The Funds may not purchase or sell real estate except that a Fund may (1) hold and sell real estate acquired as a result of the Fund's ownership of securities or other instruments, (2) purchase or sell securities or other instruments backed by real estate or interests in real estate, and (3) purchase or sell securities of entities or investment vehicles, including real estate investment trusts, that invest, deal or otherwise engage in transactions in real estate or interests in real estate.

     5. COMMODITIES. The Funds may not purchase or sell physical commodities except that a Fund may (1) hold and sell physical commodities acquired as a result of the Fund's ownership of securities or other instruments, (2) purchase or sell securities or other instruments backed by physical commodities, (3) purchase or sell options, and (4) purchase or sell futures contracts. This limitation is not applicable to the extent that the tax-exempt obligations, U.S. Government obligations and other securities in which the Funds may otherwise invest would be considered to be such commodities, contracts or investments.

     6. CONCENTRATION. The Funds may not purchase the securities of an issuer (other than securities issued or guaranteed by the United States Government, its agencies or its instrumentalities) if, as a result, more than 25% of a Fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry.

     7. SENIOR SECURITIES. The Funds may not issue senior securities except as permitted by the Investment Company Act of 1940, any rule, regulation or order under the Act or any SEC staff interpretation of the Act.

THE FUNDAMENTAL LIMITATIONS APPLICABLE TO THE CALIFORNIA TAX-FREE MONEY MARKET FUND ARE:

     1. BORROWING MONEY. The Fund will not borrow money, except from a bank for temporary purposes only, provided that, when made, such temporary borrowings are in an amount not exceeding 10% of its total assets. The Fund will not make any additional purchases of portfolio securities if outstanding borrowings exceed 5% of the value of its total assets.

     2. PLEDGING. The Fund will not mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any security owned or held by the Fund except as may be necessary in connection with borrowings described in limitation (1) above. The Fund will not mortgage, pledge or hypothecate more than 10% of the value of its total assets in connection with borrowings.

     3. UNDERWRITING. The Fund will not act as underwriter of securities issued by other persons. This limitation is not applicable to the extent that, in connection with the disposition of its portfolio securities (including restricted securities), the Fund may be deemed an underwriter under certain federal securities laws.

     4. ILLIQUID INVESTMENTS. The Fund will not invest more than 10% of its net assets in securities for which there are legal or contractual restrictions on resale, repurchase agreements maturing in more than seven days and other illiquid securities.

     5. REAL ESTATE. The Fund will not purchase, hold or deal in real estate. This limitation is not applicable to investments in securities which are secured by or represent interests in real estate.

     6. COMMODITIES. The Fund will not purchase, hold or deal in commodities or commodities futures contracts, or invest in oil, gas or other mineral explorative or development programs. This limitation is not applicable to the extent that the tax-exempt obligations, U.S. Government obligations and other securities in which the Fund may otherwise invest would be considered to be such commodities, contracts or investments.

     7. LOANS. The Fund will not make loans to other persons, except (a) by loaning portfolio securities, or (b) by engaging in repurchase agreements. For purposes of this limitation, the term "loans" shall not include the purchase of a portion of an issue of tax-exempt obligations or publicly distributed bonds, debentures or other securities.

     8. MARGIN PURCHASES. The Fund will not purchase securities or evidences of interest thereon on "margin." This limitation is not applicable to short-term credit obtained by the Fund for the clearance of purchases and sales or redemption of securities.

     9. SHORT SALES AND OPTIONS. The Fund will not sell any securities short or sell put and call options. This limitation is not applicable to the extent that sales by the Fund of tax-exempt obligations with puts attached or sales by the Fund of other securities in which the Fund may otherwise invest would be considered to be sales of options.

     10. OTHER INVESTMENT COMPANIES. The Fund will not invest more than 5% of its total assets in the securities of any investment company and will not invest more than 10% of its total assets in securities of other investment companies.

     11. CONCENTRATION. The Fund will not invest more than 25% of its total assets in a particular industry; this limitation is not applicable to investments in tax-exempt obligations issued by governments or political subdivisions of governments.

     12. SENIOR SECURITIES. The Fund will not issue or sell any class of senior security as defined by the Investment Company Act of 1940 except to the extent that notes evidencing temporary borrowings or the purchase of securities on a when-issued basis might be deemed as such.

THE FOLLOWING INVESTMENT LIMITATIONS FOR THE FUNDS ARE NON-FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL:

     1. 80% INVESTMENT POLICY (OHIO INSURED TAX-FREE FUND). Under normal circumstances, the Fund will invest at least 80% of its assets
          (defined  as  net  assets  plus  the  amount  of  any  borrowings  for investment purposes) in high quality, long-term Ohio municipal obligations, including general obligation bonds, revenue bonds and industrial development bonds, that are protected by insurance guaranteeing the payment of principal and interest in the event of a default.

     2. 80% INVESTMENT POLICY (OHIO TAX-FREE MONEY MARKET FUND). Under normal circumstances at least 80% of the Fund's assets (defined as net assets plus the amount of any borrowings for investment purposes) will be invested in Ohio municipal obligations.

     3. 80% INVESTMENT POLICY (CALIFORNIA TAX-FREE MONEY MARKET FUND). Under normal circumstances at least 80% of the Fund's assets (defined as net assets plus the amount of any borrowings for investment purposes) will be invested in California municipal obligations.

     4. 80% INVESTMENT POLICY (FLORIDA TAX-FREE MONEY MARKET FUND). Under normal circumstances at least 80% of the Fund's assets (defined as net assets plus the amount of any borrowings for investment purposes) will be invested in Florida municipal obligations.

     Shareholders  will be provided  with at least 60 days' prior  notice of any change in a Fund's investment policy. The notice will be provided in a separate written document containing the following, or similar, statement in boldface type: "Important Notice Regarding Change in Investment Policy." The statement will also appear on the envelope in which the notice is delivered, unless the notice is delivered separately from other communications to the shareholder.

THE FOLLOWING INVESTMENT LIMITATIONS FOR THE FUNDS ARE FUNDAMENTAL AND MAY NOT BE CHANGED WITHOUT SHAREHOLDER APPROVAL:

     1. 80% INVESTMENT POLICY (OHIO INSURED TAX-FREE FUND). Under normal circumstances the Fund will invest its assets so that at least 80% of the income it distributes will be exempt from federal income tax, including the alternative minimum tax, and Ohio personal income tax.

     2. 80% INVESTMENT POLICY (OHIO TAX-FREE MONEY MARKET FUND). Under normal circumstances the Fund will invest its assets so that at least 80% of its net assets will be invested in short-term municipal obligations that pay interest that is exempt from federal income tax, including the alternative minimum tax, and Ohio personal income tax.

     3. 80% INVESTMENT POLICY (CALIFORNIA TAX-FREE MONEY MARKET FUND). Under normal circumstances the Fund will invest its assets so that at least 80% of the income it distributes will be exempt from federal income tax, including the alternative minimum tax, and California income tax.

     4. 80% INVESTMENT POLICY (FLORIDA TAX-FREE MONEY MARKET FUND). Under normal circumstances the Fund will invest its assets so that at least 80% of the income it distributes will be exempt from federal income tax, including the alternative minimum tax, and the Florida intangible personal property tax.

     5. 80% INVESTMENT POLICY (TAX-FREE INTERMEDIATE TERM FUND AND TAX-FREE MONEY MARKET FUND). Under normal circumstances, each Fund will invest its assets so that at least 80% of the income it distributes will be exempt from federal income tax, including the alternative minimum tax.

With respect to the percentages adopted by the Trust as maximum limitations on the Funds' investment policies and restrictions, an excess above the fixed percentage (except for the percentage limitations relative to the borrowing of money and the holding of illiquid securities) will not be a violation of the policy or restriction unless the excess results immediately and directly from the acquisition of any security or the action taken.

The Trust has never pledged, mortgaged or hypothecated the assets of any Fund, and the Trust presently intends to continue this policy. The Funds will not purchase securities for which there are legal or contractual restrictions on resale if, as a result thereof, more than 10% of the value of a Fund's net assets would be invested in such securities. The Funds do not presently intend to sell any securities short or sell put and call options. This limitation is not applicable to the extent that sales by a Fund of tax-exempt obligations with puts attached or sales by a Fund of other securities in which the Fund may otherwise invest would be considered to be sales of options. The statements of intention in this paragraph reflect nonfundamental policies that may be changed by the Board of Trustees without shareholder approval.

Except for temporary defensive purposes, the assets of each of the Tax-Free Money Market Fund, the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund will be invested so that no more than 20% of the annual income of each Fund will be subject to federal income tax. Except for temporary defensive purposes, at no time will more than 20% of the value of the net assets of each of the Ohio Tax-Free Money Market Fund, the California Tax-Free Money Market Fund and the Florida Tax-Free Money Market Fund be invested in taxable obligations. Under normal market conditions, each Fund anticipates that not more than 5% of its net assets will be invested in any one type of taxable obligation.

INSURANCE ON THE OHIO INSURED TAX-FREE FUND'S SECURITIES
--------------------------------------------------------

Under normal market conditions, at least 80% of the value of the Ohio Insured Tax-Free Fund's total assets will be invested in Ohio municipal obligations which are insured as to payment of interest and principal either by an insurance policy obtained by the issuer of the obligations at original issuance or by an insurance policy obtained by the Fund from a recognized insurer. The

Fund also may own uninsured Ohio municipal obligations, including obligations where the payment of interest and principal is guaranteed by an agency or instrumentality of the U.S. Government, or where the payment of interest and principal is secured by an escrow account consisting of obligations of the U.S. Government. The Fund may also invest up to 20% of its net assets in short-term Ohio municipal obligations that are not insured, since insurance on these obligations is generally unavailable. For temporary defensive purposes, the Fund may invest more than 20% of its net assets in uninsured short-term Ohio municipal obligations.

Ohio municipal obligations purchased by the Ohio Insured Tax-Free Fund may be insured by one of the following types of insurance: new issue insurance, mutual fund insurance, or secondary insurance.

NEW ISSUE INSURANCE. A new issue insurance policy is purchased by the issuer or underwriter of an obligation in order to increase the credit rating of the obligation. The issuer or underwriter pays all premiums in advance. A new issue insurance policy is non-cancelable and continues in effect as long as the obligation is outstanding and the insurer remains in business.

MUTUAL FUND INSURANCE. A mutual fund insurance policy is purchased by the Fund from an insurance company. All premiums are paid from the Fund's assets, thereby reducing the yield from an investment in the Fund. A mutual fund insurance policy is non-cancelable except for non-payment of premiums and remains in effect only as long as the Fund holds the insured obligation. In the event the Fund sells an obligation covered by a mutual fund policy, the insurance company is liable only for those payments of principal and interest then due and in default. If the Fund holds a defaulted obligation, the Fund continues to pay the insurance premium thereon but is entitled to collect interest payments from the insurer and may collect the full amount of principal from the insurer when the obligation becomes due. Accordingly, it is expected that the Fund will retain in its portfolio any obligations so insured which are in default or are in significant risk of default to avoid forfeiture of the value of the insurance feature of such obligations, which would not be reflected in the price for which the Fund could sell such obligations. In valuing such defaulted obligations, the Fund will value the insurance in an amount equal to the difference between the market value of the defaulted obligation and the market value of similar obligations which are not in default. Because the Fund must hold defaulted obligations in its portfolio, its ability in certain circumstances to purchase other obligations with higher yields will be limited.

SECONDARY INSURANCE. A secondary insurance policy insures an obligation for as long as it remains outstanding, regardless of the owner of such obligation. Premiums are paid by the Fund and coverage is non-cancelable, except for non-payment of premiums. Because secondary insurance provides continuous coverage during the term of the obligation, it provides greater marketability of the Fund's obligations than is allowed under a mutual fund insurance policy. Thus, a fund with secondary insurance may sell an obligation to a third party as a high-rated insured security at a higher market price than would otherwise be obtained if the obligation were insured under a mutual fund policy. Secondary insurance also gives the Fund the option of selling a defaulted obligation rather than compelling it to hold a defaulted security in its portfolio so that it may continue to be afforded insurance protection.

The Ohio Insured Tax-Free Fund currently intends to purchase only Ohio municipal obligations that are insured by the issuer of the obligation under a new issue insurance policy. In the event the Sub-Advisor makes a recommendation to purchase an obligation that is not otherwise insured, the Fund may purchase such obligation and thereafter obtain mutual fund or secondary insurance.

The Ohio Insured Tax-Free Fund may purchase insurance from, or obligations insured by, one of the following recognized insurers of municipal obligations:
MBIA Insurance Corp. ("MBIA"), AMBAC Assurance Corp. ("AMBAC"), Financial Guaranty Insurance Co. ("FGIC") or Financial Security Assurance Inc. ("FSA"). Each insurer is rated Aaa by Moody's and AAA by S&P and each insurer maintains a statutory capital claims ratio well below the exposure limits set by the Insurance Commissioner of New York (300:1 insurance risk exposure to every dollar of statutory capital). The Fund may also purchase insurance from, or obligations insured by, other insurance companies provided that such companies have a claims-paying ability rated Aaa by Moody's or AAA by S&P. While such insurance reduces the risk that principal or interest will not be paid when due, it is not a protection against market risks arising from other factors, such as changes in prevailing interest rates. If the issuer defaults on payments of interest or principal, the trustee and/or payment agent of the issuer will notify the insurer who will make payment to the bondholders. There is no assurance that any insurance company will meet its obligations.

MBIA is the largest municipal bond insurer in the world, with $514 billion of net par outstanding as of June 30, 2003. Nearly two-thirds of its insured portfolio is in the U.S. public finance segment. The U.S. public finance portfolio is well-diversified across asset types with general obligation bonds representing the largest portion of the portfolio. MBIA's structured finance segment represents 22% of its insured portfolio, with its international finance segment at 13% as of June 30, 2003. Although MBIA has a highly rated and well-diversified insured portfolio, modest losses do occur. During the first half of 2003, the company's loss ratio was 10.1%, the highest among the four primary monoline insurers. MBIA remains exposed to bankrupt Pacific Gas & Electric Co. as well as Southern California Edison Co., although both are currently paying their insured debt service. In addition, it has a few other problematic exposures on its books. However, MBIA's net income for the first half of 2003 was 50% higher than a year earlier, with solid results across all major business lines. The company's net premiums earned in U.S. public finance increased 25% while international public finance earned premiums grew 78% during the first half of 2003.

AMBAC, established in 1971, is the oldest and second largest bond insurer. As of June 30, 2003, AMBAC's financial guaranty portfolio totaled $410.5 billion and consisted of three segments; international finance - 19%, structured finance - 28% and public finance - 53%. The public finance segment remains the most significant portion of the company's business with AMBAC holding a 19.2% market share. The public finance portfolio is well-diversified across asset types and is highly rated. However, AMBAC's reliance on public finance obligations has been decreasing in recent years. AMBAC's structured finance portfolio in absolute dollar terms is the largest in the world and is heavily weighted towards mortgage-backed and home equity guarantees. AMBAC's international segment is the fastest growing and most profitable portion of its business. AMBAC's management remains committed to the goals of achieving consistent and predictable earnings. As of June 30, 2003, about 11% of AMBAC's insured obligations were below investment grade. Despite the high quality of the insured portfolio, its exposure in CDOs and concentration in mortgage issues cause some concern.

FGIC is the smallest of the four leading monoline insurers and has historically been the most conservative. This is evidenced by the composition of its insured portfolio. As of June 30, 2003, 90% of FGIC's insured obligations are in public finance, the oldest and most stable segment in the industry. Due to the company's risk-averse tendencies, the risk profile of the business is relatively low compared to its peers. Nearly two-thirds of municipal exposures and almost 60% of the entire insured portfolio are related to tax-supported, rather than project or other revenue supported bonds. FGIC's loss ratio was 4.8% during the first half of 2003, by far the best in the industry. However, during the same period, FGIC's total expenses increased significantly, compared to last year, resulting in an expense ratio of 32.2% versus 20.9% a year ago. FGIC is currently a subsidiary of General Electric Capital Corporation. In August 2003, General Electric announced an agreement to sell FGIC for $2.16 billion to a group of investors led by The PMI Group, Inc., a California-based insurer that provides residential mortgage insurance and financial guaranty reinsurance.

FSA is an indirect subsidiary of Dexia, a European financial conglomerate. Although FSA's roots are in the structured finance segment, municipal obligations have become the largest part of the company's business, accounting for nearly 54% of the overall insured portfolio. During the first half of 2003, the company took advantage of the strong U.S. municipal issuance market, claiming a 26.5% market share in U.S. public finance. FSA's municipal portfolio is well diversified with no exposure accounting for more than 1% of the total public finance portfolio. Like its peers, FSA is heavily exposed to the State of California with nearly 15% of its outstanding municipal obligations in the state. FSA's structured finance segment represented 32% of the company's total net par in force as of June 30, 2003. FSA's structured portfolio is not dominated by mortgage and asset-backed securities, but 56% of the structured finance outstanding is composed of pooled corporate debt obligations, such as CDOs. The rating agencies have questioned FSA's concentration in these potentially volatile securities, and FSA largely withdrew from the CDO market in late 2002. FSA is now much more selective when writing CDO business. FSA's net income for the first half of 2003 increased 35% from last year.

TRUSTEES AND OFFICERS
---------------------

The following is a list of the Trustees and executive officers of the Trust, the length of time served, principal occupations for the past 5 years, number of funds overseen in the Touchstone Funds and other directorships held.


------------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES1:
------------------------------------------------------------------------------------------------------------------------------------

           NAME             POSITION(S)     TERM OF        PRINCIPAL OCCUPATION(S) DURING PAST 5        NUMBER          OTHER
          ADDRESS            HELD WITH      OFFICE2                        YEARS                       OF FUNDS     DIRECTORSHIPS
            AGE               TRUST           AND                                                      OVERSEEN         HELD4
                                            LENGTH                                                      IN THE
                                            OF TIME                                                   TOUCHSTONE
                                            SERVED                                                     COMPLEX3
------------------------------------------------------------------------------------------------------------------------------------
Jill T. McGruder            Trustee     Until          President and a director of IFS Financial         29       Director of
Touchstone Advisors, Inc.               retirement     Services, Inc. (a holding company),                        LaRosa's (a
221 East Fourth Street                  at age 75      Touchstone Advisors, Inc. (the Trust's                     restaurant chain).
Cincinnati, OH                          or until       investment advisor) and Touchstone
Age: 47                                 she            Securities, Inc. (the Trust's
                                        resigns        distributor).  She is Senior Vice President
                                        or is          of The Western and Southern Life Insurance
                                        removed        Company and a director of Capital Analysts
                                                       Incorporated (a registered investment
                                        Trustee        advisor and broker-dealer), Integrated Fund
                                        since 1999     Services, Inc. (the Trust's administrator
                                                       and transfer agent) and IFS Fund
                                                       Distributors, Inc. (a registered
                                                       broker-dealer). She is also President and a
                                                       director of IFS Agency Services, Inc. (an
                                                       insurance agency), W&S Financial Group
                                                       Distributors, Inc. and Fort Washington
                                                       Brokerage Services, Inc. (a registered
                                                       broker-dealer).  She was President of
                                                       Touchstone Tax-Free Trust, Touchstone
                                                       Investment Trust, Touchstone Variable
                                                       Series Trust and Touchstone Strategic
                                                       Trust until 2002.
------------------------------------------------------------------------------------------------------------------------------------
John F. Barrett             Trustee     Until          Chairman of the Board, President and Chief        29       Director of The
The Western and                         retirement     Executive Officer of The Western and                       Andersons (an
Southern Life                           at age 75      Southern Life Insurance Company and                        agribusiness and
Insurance Company                       or until       Western- Southern Life Assurance Company;                  retailing
400 Broadway                            he             Director and Chairman of Columbus Life                     company);
Cincinnati, OH                          resigns        Insurance Company; Fort Washington                         Convergys
Age: 53                                 or is          Investment Advisors, Inc., Integrity Life                  Corporation (a
                                        removed        Insurance Company and National Integrity                   provider of
                                                       Life Insurance Company; Director of Eagle                  integrated billing
                                        Trustee        Realty Group, Inc., Eagle Realty                           solutions,
                                        since 2002     Investments, Inc.; Integrated Fund                         customer care
                                                       Services, Inc. and IFS Holdings, Inc.;                     services and
                                                       Director, Chairman and CEO of WestAd, Inc.;                employee care
                                                       President and Trustee of Western & Southern                services) and
                                                       Foundation.                                                Fifth Third
                                                                                                                  Bancorp.
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT
TRUSTEES:
------------------------------------------------------------------------------------------------------------------------------------
J. Leland Brewster II       Trustee     Until          Retired Senior Partner of Frost Brown Todd        29       Director of
5155 Ivyfarm Road                       retirement     LLC (a law firm).                                          Consolidated
Cincinnati, OH                          in 2005                                                                   Health Services,
Age: 75                                 or until                                                                  Inc.
                                        he
                                        resigns
                                        or is
                                        removed

                                        Trustee
                                        Since 2000
------------------------------------------------------------------------------------------------------------------------------------
William O. Coleman          Trustee     Until          Retired Vice President of The Procter &           29       Director of
c/o Touchstone                          retirement     Gamble Company.  A Trustee of The Procter &                LCA-Vision (a
Advisors, Inc.                          at age 75      Gamble Profit Sharing Plan and The Procter                 laser vision
221 East Fourth Street                  or until       & Gamble Employee Stock Ownership Plan.                    correction
Cincinnati, OH                          he                                                                        company) and
Age: 73                                 resigns                                                                   Millennium
                                        or is                                                                     Bancorp.
                                        removed

                                        Trustee
                                        since 1999
------------------------------------------------------------------------------------------------------------------------------------

                                       26

------------------------------------------------------------------------------------------------------------------------------------
Phillip R. Cox              Trustee     Until          President and Chief Executive Officer of          29       Director of the
105 East Fourth Street                  retirement     Cox Financial Corp. (a financial services                  Federal Reserve
Cincinnati, OH                          at age 75      company).                                                  Bank of Cleveland;
Age: 55                                 or until                                                                  Broadwing, Inc. (a
                                        he                                                                        communications
                                        resigns                                                                   company); and
                                        or is                                                                     Cinergy
                                        removed                                                                   Corporation (a
                                                                                                                  utility company).
                                        Trustee
                                        since 1999

------------------------------------------------------------------------------------------------------------------------------------
H. Jerome Lerner            Trustee     Until          Principal of HJL Enterprises (a privately         29       None
4700 Smith Road                         retirement     held investment company); Chairman of Crane
Cincinnati, OH                          at age 75      Electronics, Inc. (a manufacturer of
Age: 65                                 or until       electronic connectors).
                                        he
                                        resigns
                                        or is
                                        removed

                                        Trustee
                                        since 1981
------------------------------------------------------------------------------------------------------------------------------------
Oscar P. Robertson          Trustee     Until          President of Orchem, Inc. (a chemical             29       Director of
621 Tusculum Avenue                     retirement     specialties distributor), Orpack Stone                     Countrywide Credit
Cincinnati, OH                          at age 75      Corporation (a corrugated box manufacturer)                Industries, Inc.
Age: 64                                 or until       and ORDMS (a solution planning firm).
                                        he
                                        resigns
                                        or is
                                        removed

                                        Trustee
                                        since
                                        1981
------------------------------------------------------------------------------------------------------------------------------------
Robert               E.     Trustee     Until          Retired Partner of KPMG LLP (a certified          29       Trustee of Good
Stautberg                               retirement     public accounting firm).  He is Vice                       Samaritan
4815 Drake Road                         at age 75      President of St. Xavier High School.                       Hospital, Bethesda
Cincinnati, OH                          or until                                                                  Hospital and
Age: 69                                 he                                                                        Tri-Health, Inc.
                                        resigns
                                        or is
                                        removed

                                        Trustee
                                        since
                                        1999
------------------------------------------------------------------------------------------------------------------------------------
John P. Zanotti             Trustee     Until          CEO and Chairman of Avaton, Inc. (a               29       None
5400 Waring Drive                       retirement     wireless entertainment company).  CEO and
Cincinnati, OH                          at age 75      Chairman of Astrum Digital Information (an
Age: 54                                 or until       information monitoring company) from 2000
                                        he             until 2001; President of Great American
                                        resigns        Life Insurance Company from 1999 until
                                        or is          2000; A Director of Chiquita Brands
                                        removed        International, Inc. until 2000; Senior
                                                       Executive of American Financial Group, Inc.
                                        Trustee        (a financial services company) from 1996
                                        since 2002     until 1999.
------------------------------------------------------------------------------------------------------------------------------------

1 Ms. McGruder, as President and a director of Touchstone Advisors, Inc., the Trust's investment advisor, and Touchstone Securities, Inc., the Trust's distributor, is an "interested person" of the Trust within the meaning of
     Section 2(a)(19) of the 1940 Act. Mr. Barrett, as President and Chairman of The Western and Southern Life Insurance Company and Western-Southern Life Assurance Company, parent companies of Touchstone Advisors, Inc. and Touchstone Securities, Inc., and Chairman of Fort Washington Investment Advisors, Inc., the Trust's sub-advisor, is an "interested person" of the Trust within the meaning of Section 2(a)(19) of the 1940 Act.

2 Each Trustee is elected to serve until the age of 75 or after five years of service, whichever is greater, or until he sooner dies, resigns or is removed.

3 The Touchstone Funds consist of six series of the Trust, six series of Touchstone Investment Trust, six series of Touchstone Strategic Trust and eleven variable annuity series of Touchstone Variable Series Trust.

4 Each Trustee is also a Trustee of Touchstone Investment Trust, Touchstone Strategic Trust and Touchstone Variable Series Trust.

------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OFFICERS:
------------------------------------------------------------------------------------------------------------------------------------

        NAME              POSITION     TERM OF        PRINCIPAL OCCUPATION(S) DURING PAST 5        NUMBER          OTHER
      ADDRESS             HELD WITH    OFFICE                        YEARS                        OF FUNDS      DIRECTORSHIPS
        AGE                TRUST1       AND                                                       OVERSEEN          HELD
                                       LENGTH                                                      IN THE
                                       OF TIME                                                    TOUCHSTONE
                                        SERVED                                                     COMPLEX2
------------------------------------------------------------------------------------------------------------------------------------
Patrick T. Bannigan        President    Until he       Senior Vice  President of  Touchstone          29          None
Touchstone                              sooner         Advisors, Inc. and Touchstone
Advisors, Inc.                          dies,          Securities, Inc.; Senior Vice
221 East Fourth                         resigns, is    President of Evergreen Investment
Street                                  removed or     Services until March 2002.
Cincinnati, OH                          becomes
Age: 37                                 disqualified

                                        President
                                        since 2002
------------------------------------------------------------------------------------------------------------------------------------
Brian E. Hirsch            Vice         Until he       Director of Compliance of Fort                 29          None
Touchstone                 President    sooner         Washington Brokerage Services, Inc.;
Advisors, Inc.                          dies,          Chief Compliance Officer of Puglisi
221 East Fourth                         resigns, is    & Co. from May 2001 until August
Street                                  removed or     2002; Vice President - Compliance of
Cincinnati, OH                          becomes        Palisade Capital Management from
Age: 46                                 disqualified   June 1997 until January 2000.

                                        Vice
                                        President
                                        since 2003
------------------------------------------------------------------------------------------------------------------------------------
Michael S. Spangler        Vice         Until he       Vice President of Touchstone                   29          None
Touchstone                 President    sooner         Advisors, Inc. and Touchstone
Advisors, Inc.                          dies,          Securities, Inc.; Vice President of
221 East Fourth                         resigns, is    Evergreen  Investment Services until
Street                                  removed or     July 2002.
Cincinnati, OH                          becomes
Age: 36                                 disqualified

                                        Vice
                                        President
                                        since 2002
------------------------------------------------------------------------------------------------------------------------------------
Terrie A. Wiedenheft       Controller   Until she      Senior Vice President, Chief                   29          None
Touchstone                              sooner         Financial Officer and Treasurer of
Advisors, Inc.                          dies,          Integrated Fund Services, Inc., IFS
221 East Fourth                         resigns, is    Fund Distributors, Inc. and Fort
Street                                  removed or     Washington Brokerage Services, Inc.
Cincinnati, OH                          becomes        She is Chief Financial Officer of
Age: 40                                 disqualified   IFS Financial Services, Inc.,
                                                       Touchstone Advisors, Inc. and
                                        Controller     Touchstone Securities, Inc. and
                                        since 2000     Assistant Treasurer of Fort
                                                       Washington Investment Advisors, Inc.
------------------------------------------------------------------------------------------------------------------------------------
Scott  A. Englehart        Treasurer    Until he       President of Integrated Fund                   29          None
Integrated Fund                         sooner         Services, Inc. and IFS Fund
Services, Inc.                          dies,          Distributors, Inc. From 1998 until
221 East Fourth                         resigns, is    2000, he was a Director, Transfer
Street                                  removed or     Agency and Mutual Fund Distribution
Cincinnati, OH                          becomes        for Nationwide Advisory Services,
Age: 41                                 disqualified   Inc.

                                        Treasurer
                                        since 2000
------------------------------------------------------------------------------------------------------------------------------------
Tina H. Bloom              Secretary    Until she      Vice President - Managing Attorney             29          None
Integrated Fund                         sooner         of Integrated Fund Services, Inc.
Services, Inc.                          dies,          and IFS Fund Distributors, Inc.
221 East Fourth                         resigns, is
Street                                  removed or
Cincinnati, OH                          becomes
Age: 35                                 disqualified

                                        Secretary
                                        since 1999
------------------------------------------------------------------------------------------------------------------------------------

   1 Each officer also holds the same office with Touchstone Strategic Trust, Touchstone Investment Trust and Touchstone Variable Series Trust.

   2 The Touchstone Funds consist of six series of the Trust, six series of Touchstone Investment Trust, six series of Touchstone Strategic Trust and eleven variable annuity series of Touchstone Variable Series Trust.

TRUSTEE OWNERSHIP IN THE TOUCHSTONE FUNDS

The following table reflects the Trustees' beneficial ownership in the Trust and the Touchstone Funds as of December 31, 2002:

                                    DOLLAR RANGE OF            AGGREGATE DOLLAR
                                   EQUITY SECURITIES            RANGE OF EQUITY
                                          IN                   SECURITIES IN THE
                                         TRUST                 TOUCHSTONE FUNDS1
                                   -----------------           -----------------

John F. Barrett                          None                    $1 - $10,000
J. Leland Brewster II                    None                  $10,001 - $50,000
William O. Coleman                       None                    $1 - $10,000
Phillip R. Cox                           None                        None
H. Jerome Lerner                     Over $100,000               Over $100,000
Jill T. McGruder                      $1 - $10,000             $50,001- $100,000
Oscar P. Robertson                       None                    Over $100,000
Robert E. Stautberg                      None                  $10,001 - $50,000
John P. Zanotti                          None                    $1 - $10,000

   1 The Touchstone Funds consist of six series of the Trust, six series of Touchstone Investment Trust, six series of Touchstone Strategic Trust and eleven variable annuity series of Touchstone Variable Series Trust.

TRUSTEE COMPENSATION

The following table shows the compensation paid to the Trustees by the Trust and the aggregate compensation paid by the Touchstone Funds during the fiscal year ended June 30, 2003.

                                                                  AGGREGATE
                                             DEFERRED             COMPENSATION
                                             COMPENSATION         FROM
                          COMPENSATION       ACCRUED              THE TOUCHSTONE
NAME                      FROM TRUST         FROM TRUST(1)        FUNDS (2)
====                      ==========         =============        =========
John F. Barrett           $    0             $    0               $     0
J. Leland Brewster II     $3,381             $3,869               $29,600
William O. Coleman        $8,000             $    0               $32,600
Philip R. Cox             $8,000             $    0               $32,600
H. Jerome Lerner          $7,625             $    0               $31,100
Jill T. McGruder          $    0             $    0               $     0
Oscar P. Robertson        $3,833             $2,355               $25,050
Robert E. Stautberg       $3,773             $4,227               $32,600
John P. Zanotti           $2,628             $2,497               $21,100

(1) Effective January 1, 2001, the Trustees who are not "interested persons" of the Trust, as defined in the 1940 Act (the "Independent Trustees"), are eligible to participate in the Touchstone Trustee Deferred Compensation Plan, which allows the Independent Trustees to defer payment of a specific amount of their Trustee compensation, subject to a minimum quarterly reduction of $1,000. The total amount of deferred compensation accrued by the Independent Trustees from the Touchstone Funds during the fiscal year ended June 30, 2003 is as follows:
J. Leland Brewster - $15,477, Oscar P. Robertson - $9,421, Robert E. Stautberg - $16,906 and John P. Zanotti - $9,988.

(2) The Touchstone Funds consist of six series of the Trust, seven series of Touchstone Strategic Trust, six series of Touchstone Investment Trust and eleven variable annuity series of Touchstone Variable Series Trust. Each Trustee is also a Trustee of Touchstone Strategic Trust, Touchstone Investment Trust and Touchstone Variable Series Trust.

Effective January 1, 2003, each Independent Trustee receives a quarterly retainer of $3,000, a fee of $3,000 for each Board meeting attended in person and $300 for attendance by telephone. Each Committee member receives a fee of $1,000 for in-person attendance at each Committee meeting or $300 for attendance by telephone. The lead Trustee and Committee Chairmen receive an additional $500 quarterly retainer. These fees are split equally among the Trust, Touchstone Strategic Trust, Touchstone Investment Trust and Touchstone Variable Series Trust.

STANDING COMMITTEES OF THE BOARD

The Board of Trustees is responsible for overseeing the operations of the Trust in accordance with the provisions of the 1940 Act and other applicable laws and the Trust's Declaration of Trust. The Board has established the following committees to assist in its oversight functions. Each committee is composed entirely of Independent Trustees.

AUDIT COMMITTEE. Messrs. Brewster, Lerner and Stautberg are members of the Audit Committee. The Audit Committee is responsible for overseeing the Trust's accounting and financial reporting policies, practices and internal controls. During the fiscal year ended June 30, 2003, the Audit Committee held four meetings.

VALUATION COMMITTEE. Messrs. Coleman, Cox, Robertson and Zanotti are members of the Valuation Committee. The Valuation Committee is responsible for overseeing procedures for valuing securities held by the Trust and responding to any pricing issues that may arise. During the fiscal year ended June 30, 2003, the Valuation Committee held four meetings.

NOMINATING COMMITTEE. Messrs. Brewster, Coleman, Cox and Stautberg are members of the Nominating Committee. The Nominating Committee is responsible for selecting candidates to serve on the Board and its operating committees. During the fiscal year ended June 30, 2003, the Nominating Committee held one meeting. The Nominating Committee does not consider nominees recommended by shareholders.

THE INVESTMENT ADVISOR AND SUB-ADVISOR
--------------------------------------

THE INVESTMENT ADVISOR. Touchstone Advisors, Inc. (the "Advisor") is the Funds' investment manager. The Advisor is a wholly owned subsidiary of IFS Financial Services, Inc., which is a wholly owned subsidiary of The Western and Southern Life Insurance Company. The Western and Southern Life Insurance Company is a wholly-owned subsidiary of Western & Southern Financial Group, Inc., which is a wholly-owned subsidiary of Western-Southern Mutual Holding Company. Ms. McGruder may be deemed to be an affiliate of the Advisor because of her position as President and Director of the Advisor. Mr. Barrett may be deemed to be an affiliate of the Advisor because of his position as Chairman of The Western and Southern Life Insurance Company, a parent company of the Advisor. Ms. McGruder and Mr. Barrett, by reason of such affiliations may directly or indirectly receive benefits from the advisory fees paid to the Advisor.

Under the terms of the investment advisory agreement between the Trust and the Advisor, the Advisor appoints and supervises each Fund Sub-Advisor, reviews and evaluates the performance of the Sub-Advisor and determines whether or not a Sub-Advisor should be replaced. The Advisor furnishes at its own expense all facilities and personnel necessary in connection with providing these services. Each Fund pays the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 0.50% of average daily net assets up to $100 million; 0.45% of such assets from $100 million to $200 million; 0.40% of such assets from $200 million to $300 million; and 0.375% of assets over $300 million.

Set forth below are the advisory fees incurred by the Funds during the fiscal years ended June 30, 2003, 2002 and 2001. The Advisor has contractually agreed to waive fees and reimburse certain expenses, as set forth in the footnotes below.

                                              2003           2002         2001
                                              ----           ----         ----
Tax-Free Money Market Fund(1)              $ 153,742      $ 118,343    $ 132,456
Tax-Free Intermediate Term Fund(2)           194,613       189, 713      197,711
Ohio Insured Tax-Free Fund(3)                321,710        310,714      312,978
Ohio Tax-Free Money Market Fund(4)         1,765,063      1,925,120    1,676,404
California Tax-Free Money Market Fund(5)     381,243        431,774      355,236
Florida Tax-Free Money Market Fund(6)        128,622         91,956       97,183

     (1)Pursuant to a written contract between the Advisor and the Trust, the Advisor waived $153,742, $118,343 and $52,881 of its fees during the fiscal years ended June 30, 2003, 2002 and 2001, respectively, and reimbursed the Fund $7,461 and $618 of expenses during the fiscal years ended June 30, 2003 and 2002, respectively, in order to limit the Fund's operating expenses.

     (2)Pursuant to a written contract between the Advisor and the Trust, the Advisor waived $160,686, $168,959 and $21,150 of its fees during the fiscal years ended June 30, 2003, 2002 and 2001, respectively, in order to limit the Fund's operating expenses.

     (3)Pursuant to a written contract between the Advisor and the Trust, the Advisor waived $233,791, $219,602 and $16,508 of its fees during the fiscal years ended June 30, 2003, 2002 and 2001, respectively, in order to limit the Fund's operating expenses.

     (4)Pursuant to a written contact between the Advisor and the Trust, the Advisor waived $260,745, $80,647 and $19,086 of its fees during the fiscal years ended June 30, 2003, 2002 and 2001, respectively, in order to limit the Fund's operating expenses.

     (5)Pursuant to a written contract between the Advisor and the Trust, the Advisor waived $221,244, $149,369 and $1,651 of its fees during the fiscal years ended June 30, 2003, 2002 and 2001, respectively, in order to limit the Fund's operating expenses.

     (6)Pursuant to a written contract between the Advisor and the Trust, the Advisor waived $109,080, $73,095 and $70,255 of its fees during the fiscal years ended June 30, 2003, 2002 and 2001, respectively, and reimbursed the Fund $39,772 of expenses for the fiscal year ended June 30, 2002, in order to limit the Fund's operating expenses.

Pursuant to a written contract between the Advisor and the Trust, the Advisor has agreed to waive advisory fees and reimburse expenses in order to maintain expense limitations of certain Funds as follows: Tax-Free Money Market Fund - 0.89% for Class A shares, 1.15% for Class S shares; Ohio Tax-Free Money Market Fund - 0.75% for Retail shares, 0.50% for Institutional shares; Florida Tax-Free Money Market Fund - 0.75%; Tax-Free Intermediate Term Fund - 0.99% for Class A shares, 1.74% for Class B and Class C shares; Ohio Insured Tax-Free Fund - 0.75% for Class A shares, 1.50% for Class B and Class C shares; California Tax-Free Money Market Fund - 0.75%. These expense limitations will remain in effect until at least June 30, 2004.

The Funds shall pay the expenses of their operation, including but not limited to (i) charges and expenses for accounting, pricing and appraisal services and related overhead, (ii) the charges and expenses of auditors; (iii) the charges and expenses of any custodian, transfer agent, plan agent, dividend disbursing agent, administrative agent and registrar appointed by the Trust with respect to the Funds; (iv) brokers' commissions, and issue and transfer taxes chargeable to the Funds in connection with securities transactions to which a Fund is a party;
(v) insurance premiums, interest charges, dues and fees for membership in trade associations and all taxes and fees payable to federal, state or other governmental  agencies;  (vi) fees and  expenses  involved  in  registering  and maintaining  registrations  of the  Funds  with  the  SEC,  state  or  blue  sky securities agencies and foreign countries, including the preparation of Prospectuses and Statements of Additional Information for filing with the SEC;
(vii) all expenses of meetings of Trustees and of shareholders of the Trust and of preparing, printing and distributing prospectuses, notices, proxy statements and all reports to shareholders and to governmental agencies; (viii) charges and expenses of legal counsel to the Trust; (ix)compensation of Independent Trustees of the Trust; and (x) interest on borrowed money, if any. The compensation and expenses of any officer, Trustee or employee of the Trust who is an affiliate of the Advisor is paid by the Advisor.

By its terms, the Funds' investment advisory agreement will remain in force for an initial period of two years and from year to year thereafter, subject to annual approval by (a) the Board of Trustees or (b) a vote of the majority of a Fund's outstanding voting securities; provided that in either event continuance is also approved by a majority of the Independent Trustees, by a vote cast in person at a meeting called for the purpose of voting such approval.

In determining whether to approve the continuation of the Funds' investment advisory agreement, the Board of Trustees requested, and the Advisor furnished, information necessary for a majority of the Trustees, including a majority of the Independent Trustees, to make the determination that the continuance of the advisory agreement is in the best interests of the Funds and their shareholders. Specifically, the Board was provided (1) industry data comparing advisory fees and expense ratios of comparable investment companies, (2) comparative performance information and (3) the Advisor's revenues and costs of providing services to the Funds. The Board compared the advisory fees and total expense ratios for the Funds with the industry median advisory fees and expense ratios in their respective investment categories and found the advisory fees paid by the Funds were reasonable and appropriate under all facts and circumstances. The Board noted the Funds' performance results during the twelve months ended September 30, 2002. The Board also considered the effect of each Fund's growth and size on its performance and expenses. The Board further noted that the Advisor has consistently waived advisory fees and reimbursed expenses for various Funds as necessary to reduce their operating expenses to targeted levels. The Board also took into consideration the financial condition and profitability of the Advisor and the direct and indirect benefits derived by the Advisor from its relationship with the Funds. The Board also considered the level and depth of knowledge of the Advisor. It discussed the Advisor's effectiveness in monitoring the performance of the Sub-Advisor and its timeliness in responding to performance issues.

The Funds' investment advisory agreement may be terminated at any time, on sixty days' written notice, without the payment of any penalty, by the Board of Trustees, by a vote of the majority of a Fund's outstanding voting securities, or by the Advisor. The investment advisory agreement automatically terminates in the event of its assignment, as defined by the 1940 Act and the rules thereunder.

THE SUB-ADVISOR. The Advisor has retained Fort Washington Investment Advisors, Inc. (the "Sub-Advisor") to serve as the discretionary portfolio manager of each Fund. The Sub-Advisor is a wholly-owned subsidiary of The Western and Southern Life Insurance Company. The Western and Southern Life Insurance Company is a wholly-owned subsidiary of Western & Southern Financial Group, Inc., which is a wholly-owned subsidiary of Western-Southern Mutual Holding Company. Ms. McGruder may be deemed to be an affiliate of the Sub-Advisor because of her position with affiliates of the Sub-Advisor. Mr. Barrett may be deemed to be an affiliate of the Sub-Advisor because of his position as Chairman of the Sub-Advisor and his position with affiliates of the Sub-Advisor.

The Sub-Advisor selects the portfolio securities for investment by a Fund, purchases and sells securities of a Fund and places orders for the execution of such portfolio transactions, subject to the general supervision of the Board of Trustees and the Advisor. The Sub-Advisor receives a fee from the Advisor that is paid monthly at an annual rate as follows:

Tax-Free Intermediate Term Fund         0.20% of average daily  net assets up to
Ohio Insured Tax-Free Fund              $100 million; 0.175% of assets from $100
                                        million to $200 million; 0.15% of assets from $200 million to $300 million;
                                        0.125% of assets over $300 million

Tax-Free Money Market Fund              0.15% of average daily  net assets up to
Ohio Tax-Free Money Market Fund         $100 million; 0.125% of assets from $100
California Tax-Free Money Market Fund   million to $200 million; 0.10% of assets
Florida Tax-Free Money Market Fund      from $200 million to $300 million;
                                        0.075% of assets over $300 million

The services provided by the Sub-Advisor are paid for wholly by the Advisor. The compensation of any officer, director or employee of the Sub-Advisor who is rendering services to a Fund is paid by the Sub-Advisor.

The employment of the Sub-Advisor will remain in force for an initial two year period and from year to year thereafter, subject to annual approval by (a) the Board of Trustees or (b) a vote of the majority of a Fund's outstanding voting securities; provided that in either event continuance is also approved by a majority of the Independent Trustees, by a vote cast in person at a meeting called for the purpose of voting such approval. The employment of the Sub-Advisor may be terminated at any time, on sixty days' written notice, without the payment of any penalty, by the Board of Trustees, by a vote of a majority of a Fund's outstanding voting securities, by the Advisor, or by the Sub-Advisor. Each Sub-Advisory Agreement will automatically terminate in the event of its assignment, as defined by the 1940 Act and the rules thereunder. In determining whether to approve the continuation of the Funds' sub-advisory agreements, the Board compared the Funds' sub-advisory fees with the industry median sub-advisory fees in their respective investment categories and found the sub-advisory fees were reasonable and appropriate. The Board also considered the Funds' performance during the twelve months ended September 30, 2002 and noted that it reviews on a quarterly basis detailed information about the Funds' performance results, portfolio composition and investment strategies. The Board considered the Sub-Advisor's level of knowledge, investment style and level of compliance.

The SEC has granted an exemptive order that permits the Trust or the Advisor, under certain circumstances, to select or change sub-advisors, enter into new sub-advisory agreements or amend existing sub-advisory agreements without first obtaining shareholder approval. Shareholders of a Fund will be notified of any changes in its sub-advisor.

THE DISTRIBUTOR
---------------

Touchstone Securities, Inc. ("Touchstone"), 221 East Fourth Street, Cincinnati, Ohio 45202, is the principal distributor of the Trust and, as such, the exclusive agent for distribution of shares of the Funds. Touchstone is an affiliate of the Advisor by reason of common ownership. Touchstone is obligated to sell shares on a best efforts basis only against purchase orders for the shares. Shares of the Funds are offered to the public on a continuous basis. Touchstone currently allows concessions to dealers who sell shares of the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund. Touchstone receives that portion of the sales charge that is not reallowed to the dealers who sell shares of those Funds. Touchstone retains the entire sales charge on all direct initial investments in the Funds and on all investments in accounts with no designated dealer of record.

For the fiscal year ended June 30, 2003, the aggregate underwriting and broker commissions on sales of the Tax-Free Intermediate Term Fund's shares were $80,365 of which Touchstone paid $70,032 to unaffiliated broker-dealers in the selling network, earned $850 as a broker-dealer in the selling network and retained $9,483 in underwriting commissions. For the fiscal year ended June 30, 2003, the aggregate underwriting and broker commissions on sales of the Ohio Insured Tax-Free Fund's shares were $94,708 of which Touchstone paid $82,399 to unaffiliated broker-dealers in the selling network, earned $330 as a broker-dealer in the selling network and retained $11,979 in underwriting commissions.

For the fiscal year ended June 30, 2002, the aggregate underwriting and broker commissions on sales of the Tax-Free Intermediate Term Fund's shares were $60,074 of which Touchstone paid $51,841 to unaffiliated broker-dealers in the selling network, earned $37 as a broker-dealer in the selling network and retained $8,196 in underwriting commissions. For the fiscal year ended June 30, 2002, the aggregate underwriting and broker commissions on sales of the Ohio Insured Tax-Free Fund's shares were $42,957 of which Touchstone paid $563 to unaffiliated dealers in the selling network, earned $40,830 as a broker-dealer in the selling network and retained $1,564 in underwriting commissions.

For the fiscal year ended June 30, 2001, the aggregate underwriting and broker commissions on sales of the Tax-Free Intermediate Term Fund's shares were $50,706 of which Touchstone paid $47,454 to unaffiliated broker-dealers in the selling network, earned $65 as a broker-dealer in the selling network and retained $3,187 in underwriting commissions. For the fiscal year ended June 30, 2001, the aggregate underwriting and broker commissions on sales of the Ohio Insured Tax-Free Fund's shares were $67,338 of which Touchstone paid $62,425 to unaffiliated dealers in the selling network, earned $782 as a broker-dealer in the selling network and retained $4,131 in underwriting commissions.

Touchstone retains the contingent deferred sales charge on redemptions of shares of the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund that are subject to a contingent deferred sales charge. For the fiscal year ended June 30, 2003, Touchstone retained $2,306 and $724 of contingent deferred sales charges on the redemption of Class C shares of the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund, respectively. For the fiscal year ended June 30, 2002, Touchstone retained $668 and $64 of contingent deferred sales charges on the redemption of Class C shares of the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund, respectively. For the fiscal year ended June 30, 2001, Touchstone retained $3,457 and $753 of contingent deferred sales charges on the redemption of Class C shares of the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund, respectively.

Ms. McGruder may be deemed to be an affiliate of Touchstone because of her position as President and Director of Touchstone. Mr. Barrett may be deemed to be an affiliate of Touchstone because of his position as President and Chairman of Western-Southern Life Assurance Company and The Western and Southern Life Insurance Company, parent companies of Touchstone. Ms. McGruder and Mr. Barrett, by reason of such affiliations may directly or indirectly receive benefits from the underwriting fees paid to Touchstone.

The Funds may compensate dealers, including Touchstone and its affiliates, based on the average balance of all accounts in the Funds for which the dealer is designated as the party responsible for the account. See "Distribution Plans" below.

DISTRIBUTION PLANS
------------------

CLASS A PLAN -- The Funds have adopted a plan of distribution (the "Class A Plan") pursuant to Rule 12b-1 under the 1940 Act which permits a Fund to pay for expenses incurred in the distribution and promotion of its shares, including but
not  limited  to,  the  printing  of  prospectuses,   statements  of  additional
information and reports used for sales purposes, advertisements, expenses of preparation and printing of sales literature, promotion, marketing and sales expenses, and other distribution-related expenses, including any distribution fees paid to securities dealers or other firms who have executed a distribution or service agreement with Touchstone. The Class A Plan expressly limits payment of the distribution expenses listed above in any fiscal year to a maximum of ..25% of the average daily net assets of the California Tax-Free Money Market Fund and the Florida Tax-Free Money Market Fund and .25% of the average daily net assets of Class A shares of the Tax-Free Intermediate Term Fund, the Ohio Insured Tax-Free Fund, the Ohio Tax-Free Money Market Fund and the Tax-Free Money Market Fund. Unreimbursed expenses will not be carried over from year to
year.   For   the   fiscal   year   ended   June   30,   2003,   the   aggregate
distribution-related expenditures of the Tax-Free Intermediate Term Fund, the Ohio Insured Tax-Free Fund, the Tax-Free Money Market Fund, the Ohio Tax-Free Money Market Fund, the California Tax-Free Money Market Fund and the Florida Tax-Free Money Market Fund under the Class A Plan were $85,039, $145,820, $57,311, $433,741, $183,018 and $64,297, respectively. All distribution expenses incurred under the Class A Plan were for payments to broker-dealers and others for the sale or retention of assets.

CLASS B PLAN (Tax-Free Intermediate Term Fund and Ohio Insured Tax-Free Fund)-- The Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund have also adopted a plan of distribution (the "Class B Plan") with respect to the Class B shares of such Funds. The Class B Plan provides for two categories of payments. First, the Class B Plan provides for the payment to Touchstone of an account maintenance fee, in an amount equal to an annual rate of .25% of the average daily net assets of the Class B shares, which may be paid to other dealers based on the average value of Class B shares owned by clients of such dealers. In addition, a Fund may pay up to an additional .75% per annum of the daily net assets of the Class B shares for expenses incurred in the distribution and promotion of the shares, including prospectus costs for prospective shareholders, costs of responding to prospective shareholder inquiries, payments to brokers and dealers for selling and assisting in the distribution of Class B shares, costs of advertising and promotion and any other expenses related to the distribution of the Class B shares. Unreimbursed expenditures will not be carried over from year to year.The Funds may make payments to dealers and other persons in an amount up to .75% per annum of the average value of Class B shares owned by their clients, in addition to the .25% account maintenance fee described above. For the fiscal year ended June 30, 2003, the aggregate distribution-related expenditures of the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund under the Class B Plan were $1,540 and $2,519, respectively. All distribution expenses incurred under the Class B Plan were for payments to broker-dealers and others for the sale or retention of assets.

CLASS C PLAN (Tax-Free Intermediate Term Fund and Ohio Insured Tax-Free Fund)-- The Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund have also adopted a plan of distribution (the "Class C Plan") with respect to the Class C shares of such Funds. The Class C Plan provides for two categories of payments. First, the Class C Plan provides for the payment to Touchstone of an account maintenance fee, in an amount equal to an annual rate of .25% of the average daily net assets of the Class C shares, which may be paid to other dealers based on the average value of Class C shares owned by clients of such dealers. In addition, a Fund may pay up to an additional .75% per annum of the daily net assets of the Class C shares for expenses incurred in the distribution and promotion of the shares, including prospectus costs for prospective shareholders, costs of responding to prospective shareholder inquiries, payments to brokers and dealers for selling and assisting in the distribution of Class C shares, costs of advertising and promotion and any other expenses related to the distribution of the Class C shares. Unreimbursed expenditures will not be carried over from year to year. The Funds may make payments to dealers and other persons in an amount up to .75% per annum of the average value of Class C shares owned by their clients, in addition to the .25% account maintenance fee described above. For the fiscal year ended June 30, 2003, the aggregate distribution-related expenditures of the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund under the Class C Plan were $47,530 and $57,620, respectively. All distribution expenses incurred under the Class C Plan were for payments to broker-dealers and others for the sale or retention of assets.

CLASS S PLAN (Tax-Free Money Market Fund) -- The Tax-Free Money Market Fund has adopted a plan of distribution (the "Class S Plan") with respect to its Class S shares. The Class S Plan provides for two categories of payments. First, the Class S Plan provides for the payment to Touchstone of an account maintenance fee, in an amount equal to an annual rate of .25% of the average daily net assets of the Fund's Class S shares, which may be paid to other dealers based on the average value of Class S shares owned by clients of such dealers. In addition, the Fund may pay up to an additional .75% per annum of the daily net assets of the Class S shares for expenses incurred in the distribution and promotion of the shares, including prospectus costs for prospective shareholders, costs of responding to prospective shareholder inquiries, payments to brokers and dealers for selling and assisting in the distribution of Class S shares, costs of advertising and promotion and any other expenses related to the distribution of Class S shares. Unreimbursed expenditures will not be carried over from year to year. The Fund may make payments to dealers and other persons in an amount up to .75% per annum of the average value of Class S shares owned by their clients, in addition to the .25% account maintenance fee described above. The Fund currently intends to limit the amount of distribution expenses to .60% per annum of the average daily net assets of Class S shares. For the fiscal year ended June 30, 2003, the aggregate distribution-related expenditures of the Tax-Free Money Market Fund under the Class S Plan were $47,007. All distribution expenses incurred under the Class S Plan were for payments to broker-dealers and others for the sale or retention of assets.

GENERAL INFORMATION -- Agreements implementing the Plans (the "Implementation Agreements"), including agreements with dealers wherein such dealers agree for a fee to act as agents for the sale of the Funds' shares, are in writing and have been approved by the Board of Trustees. All payments made pursuant to the Plans are made in accordance with written agreements.

The continuance of the Plans and the Implementation Agreements must be specifically approved at least annually by a vote of the Trust's Board of Trustees and by a vote of the Independent Trustees who have no direct or indirect financial interest in the Plans or any Implementation Agreement at a meeting called for the purpose of voting on such continuance. A Plan may be terminated at any time by a vote of a majority of the Independent Trustees or by a vote of the holders of a majority of the outstanding shares of a Fund or the applicable class of a Fund. In the event a Plan is terminated in accordance with its terms, the affected Fund (or class) will not be required to make any payments for expenses incurred by Touchstone after the termination date. Each Implementation Agreement terminates automatically in the event of its assignment and may be terminated at any time by a vote of a majority of the Independent Trustees or by a vote of the holders of a majority of the outstanding shares of a Fund (or the applicable class) on not more than 60 days' written notice to any other party to the Implementation Agreement. The Plans may not be amended to increase materially the amount to be spent for distribution without shareholder approval. All material amendments to the Plans must be approved by a vote of the Trust's Board of Trustees and by a vote of the Independent Trustees.

In approving the Plans, the Trustees determined, in the exercise of their business judgment and in light of their fiduciary duties as Trustees, that there is a reasonable likelihood that the Plans will benefit the Funds and their shareholders. The Board of Trustees believes that expenditure of the Funds' assets for distribution expenses under the Plans should assist in the growth of the Funds which will benefit the Funds and their shareholders through increased economies of scale, greater investment flexibility, greater portfolio diversification and less chance of disruption of planned investment strategies. The Plans will be renewed only if the Trustees make a similar determination for each subsequent year of the Plans. There can be no assurance that the benefits anticipated from the expenditure of the Funds' assets for distribution would be realized. While the Plans are in effect, all amounts spent by the Funds pursuant to the Plans and the purposes for which such expenditures were made must be reported quarterly to the Board of Trustees for its review. Distribution expenses attributable to the sale of more than one class of shares of a Fund will be allocated at least annually to each class of shares based upon the ratio in which the sales of each class of shares bears to the sales of all the shares of such Fund. In addition, the selection and nomination of those Trustees who are not interested persons of the Trust are committed to the discretion of the Independent Trustees during such period.

John F. Barrett and Jill T. McGruder, as interested persons of the Trust, may be deemed to have a financial interest in the operation of the Plans and the Implementation Agreements.

SECURITIES TRANSACTIONS
-----------------------

Decisions to buy and sell securities for the Funds and the placing of the Funds' securities transactions and negotiation of commission rates where applicable are made by the Sub-Advisor and are subject to review by the Advisor and the Board of Trustees of the Trust. In the purchase and sale of portfolio securities, the Sub-Advisor's primary objective will be to obtain the most favorable price and execution for a Fund, taking into account such factors as the overall direct net economic result to the Fund (including commissions, which may not be the lowest available but ordinarily should not be higher than the generally prevailing competitive range), the financial strength and stability of the broker, the efficiency with which the transaction will be effected, the ability to effect the transaction at all where a large block is involved and the availability of the broker or dealer to stand ready to execute possibly difficult transactions in the future.

Generally, the Funds attempt to deal directly with the dealers who make a market in the securities involved unless better prices and execution are available elsewhere. Such dealers usually act as principals for their own account. On occasion, portfolio securities for the Funds may be purchased directly from the issuer. Because the portfolio securities of the Funds are generally traded on a net basis and transactions in such securities do not normally involve brokerage commissions, the cost of portfolio securities transactions of the Funds will consist primarily of dealer or underwriter spreads. No brokerage commissions have been paid by the Funds during the last three fiscal years.

The Sub-Advisor is specifically authorized to select brokers who also provide brokerage and research services to the Funds and/or other accounts over which the Sub-Advisor exercises investment discretion and to pay such brokers a commission in excess of the commission another broker would charge if the Sub-Advisor determines in good faith that the commission is reasonable in relation to the value of the brokerage and research services provided. The determination may be viewed in terms of a particular transaction or the Sub-Advisor's overall responsibilities with respect to the Funds and to accounts over which it exercises investment discretion.

Research services include securities and economic analyses, reports on issuers' financial conditions and future business prospects, newsletters and opinions relating to interest trends, general advice on the relative merits of possible investment securities for the Funds and statistical services and information with respect to the availability of securities or purchasers or sellers of securities. Although this information is useful to the Funds and the Sub-Advisor, it is not possible to place a dollar value on it. Research services furnished by brokers through whom the Funds effect securities transactions may be used by the Sub-Advisor in servicing all of its accounts and not all such services may be used by the Sub-Advisor in connection with the Funds. The Funds have no obligation to deal with any broker or dealer in the execution of securities transactions. However, the Funds may affect securities transactions that are executed on a national securities exchange or transactions in the over-the-counter market conducted on an agency basis. No Fund will effect any brokerage transactions in its portfolio securities with an affiliated broker if such transactions would be unfair or unreasonable to its shareholders. Over-the-counter transactions will be placed either directly with principal market makers or with broker-dealers. Although the Funds do not anticipate any ongoing arrangements with other brokerage firms, brokerage business may be transacted from time to time with other firms. Affiliated broker-dealers of the Trust will not receive reciprocal brokerage business as a result of the brokerage business transacted by the Funds with other brokers.

Consistent with the conduct rules of the National Association of Securities Dealers, Inc., and such other policies as the Board of Trustees may determine, the Sub-Advisor may consider sales of shares of the Trust as a factor in the selection of broker-dealers to execute portfolio transactions. The Sub-Advisor will make such allocations if commissions are comparable to those charged by nonaffiliated, qualified broker-dealers for similar services.

In certain instances there may be securities that are suitable for a Fund as well as for the Sub-Advisor's other clients. Investment decisions for a Fund and for the Sub-Advisor's other clients are made with a view to achieving their respective investment objectives. It may develop that a particular security is bought or sold for only one client even though it might be held by, or bought or sold for, other clients. Likewise, a particular security may be bought for one or more clients when one or more clients are selling that same security. Some simultaneous transactions are inevitable when several clients receive investment advice from the same investment advisor, particularly when the same security is suitable for the investment objectives of more than one client. When two or more clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed to be equitable to each. It is recognized that in some cases this system could have a detrimental effect on the price or volume of the security as far as a Fund is concerned. However, it is believed that the ability of a Fund to participate in volume transactions will produce better execution for the Fund.

CODE OF ETHICS
--------------

The Trust, the Advisor, the Sub-Advisor and Touchstone have each adopted a Code of Ethics under Rule 17j-1 of the 1940 Act, which permits Fund personnel to invest in securities for their own accounts. The Code of Ethics adopted by each of the Trust, the Advisor, the Sub-Advisor and Touchstone is on public file with, and is available from, the SEC.

PORTFOLIO TURNOVER
------------------

The Sub-Advisor intends to hold the portfolio securities of the Money Market Funds to maturity and to limit portfolio turnover to the extent possible. Nevertheless, changes in a Fund's portfolio will be made promptly when determined to be advisable by reason of developments not foreseen at the time of the original investment decision, and usually without reference to the length of time a security has been held.

The Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund do not intend to purchase securities for short term trading; however, a security may be sold in anticipation of a market decline, or purchased in anticipation of a market rise and later sold. Securities will be purchased and sold in response to the Sub-Advisor's evaluation of an issuer's ability to meet its debt obligations in the future. A security may be sold and another purchased when, in the opinion of the Sub-Advisor, a favorable yield spread exists between specific issues or different market sectors.

A Fund's portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the fiscal year by the monthly average of the value of the portfolio securities owned by the Fund during the fiscal year. High portfolio turnover involves correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Funds. The Sub-Advisor anticipates that the portfolio turnover rate for each Fund normally will not exceed 100%. A 100% turnover rate would occur if all of a Fund's portfolio securities were replaced once within a one-year period.

CALCULATION OF SHARE PRICE AND PUBLIC OFFERING PRICE
----------------------------------------------------

The share price, also called NAV, and the public offering price (NAV plus applicable sales charge) of the shares of the Funds is determined as of 4:00 p.m., Eastern time, on each day the Trust is open for business. The Trust is open for business on every day except Saturdays, Sundays and the following holidays: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. The Trust may also be open for business on other days in which there is sufficient trading in a Fund's portfolio securities that its NAV might be materially affected. For a description of the methods used to determine the share price and the public offering price, see "Pricing of Fund Shares" in the Prospectus.

Pursuant to Rule 2a-7 of the 1940 Act, the Money Market Funds value their portfolio securities on an amortized cost basis. The use of the amortized cost method of valuation involves valuing an instrument at its cost and, thereafter, assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. Under the amortized cost method of valuation, neither the amount of daily income nor the net asset value of a Money Market Fund is affected by any unrealized appreciation or depreciation of the portfolio. The Board of Trustees has determined in good faith that utilization of amortized cost is appropriate and represents the fair value of the portfolio securities of the Money Market Funds.

Pursuant to Rule 2a-7, each Money Market Fund maintains a dollar-weighted average portfolio maturity of 90 days or less, purchases only securities having remaining maturities of thirteen months or less and invests only in United States dollar-denominated securities determined by the Board of Trustees to be of high quality and to present minimal credit risks. If a security ceases to be an eligible security, or if the Board of Trustees believes such security no longer presents minimal credit risks, the Trustees will cause the Fund to dispose of the security as soon as possible.

The maturity of a floating or variable rate instrument subject to a demand feature held by a Money Market Fund will be determined as follows, provided that the conditions set forth below are met. The maturity of a long-term floating rate instrument with a demand feature (or a participation interest in such a floating rate instrument) will be deemed to be the period of time remaining until the principal amount owed can be recovered through demand. The maturity of a short-term floating rate instrument with a demand feature (or a participation interest in such a floating rate instrument) will be one day. The maturity of a long-term variable rate instrument with a demand feature (or a participation interest in such a variable rate instrument) will be deemed to be the longer of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount owed can be recovered through demand. The maturity of a short-term variable rate instrument with a demand feature (or a participation interest in such a variable rate instrument) will be deemed to be the earlier of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount owed can be recovered through demand.

The demand feature of each such instrument must entitle a Fund to receive the principal amount of the instrument plus accrued interest, if any, at the time of exercise and must be exercisable either (1) at any time upon no more than thirty days' notice or (2) at specified intervals not exceeding thirteen months and upon no more than thirty days' notice. Furthermore, the maturity of any such instrument may only be determined as set forth above as long as the instrument continues to receive a short-term rating in one of the two highest categories from any two NRSROs (or from any one NRSRO if the security is rated by only that NRSRO) or, if not rated, is determined to be of comparable quality by the Sub-Advisor, under the direction of the Board of Trustees. However, an instrument having a demand feature other than an "unconditional" demand feature must have both a short-term and a long-term rating in one of the two highest categories from any two NRSROs (or from any one NRSRO if the security is rated by only that NRSRO) or, if not rated, to have been determined to be of comparable quality by the Sub-Advisor, under the direction of the Board of Trustees. An "unconditional" demand feature is one that by its terms would be readily exercisable in the event of a default on the underlying instrument.

The Board of Trustees has established procedures designed to stabilize, to the extent reasonably possible, the price per share of the Money Market Funds as computed for the purpose of sales and redemptions at $1 per share. The procedures include review of each Fund's portfolio holdings by the Board of Trustees to determine whether a Fund's NAV calculated by using available market quotations deviates more than one-half of one percent from $1 per share and, if so, whether such deviation may result in material dilution or is otherwise unfair to existing shareholders. In the event the Board of Trustees determines that such a deviation exists, it will take corrective action as it regards necessary and appropriate, including the sale of portfolio securities prior to maturity to realize capital gains or losses or to shorten average portfolio maturities; withholding dividends; redemptions of shares in kind; or establishing a NAV per share by using available market quotations. The Board of Trustees has also established procedures designed to ensure that each Fund complies with the quality requirements of Rule 2a-7.

While the amortized cost method provides certainty in valuation, it may result in periods during which the value of an instrument, as determined by amortized cost, is higher or lower than the price a Money Market Fund would receive if it sold the instrument. During periods of declining interest rates, the daily yield on shares of a Money Market Fund may tend to be higher than a like computation made by a fund with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for all of its portfolio securities. Thus, if the use of amortized cost by a Money Market Fund resulted in a lower aggregate portfolio value on a particular day, a prospective investor in the Fund would be able to obtain a somewhat higher yield than would result from investment in a fund utilizing solely market values and existing investors would receive less investment income. The converse would apply in a period of rising interest rates.

Tax-exempt portfolio securities are valued for the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund by an outside independent pricing service approved by the Board of Trustees. The service generally utilizes a computerized grid matrix of tax-exempt securities and evaluations by its staff to determine what it believes is the fair value of the portfolio securities. The Board of Trustees believes that timely and reliable market quotations are generally not readily available to the Funds for purposes of valuing tax-exempt securities and that valuations supplied by the pricing service are more likely to approximate the fair value of the tax-exempt securities.

If, in the Sub-Advisor's opinion, the valuation provided by the pricing service ignores certain market conditions affecting the value of a security, or when prices are not readily available from a pricing service, the Sub-Advisor will use (consistent with procedures approved by the Board of Trustees) such other valuation as it considers to represent fair value. Valuations, market quotations and market equivalents provided to the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund by pricing services will only be used when such use and the methods employed have been approved by the Board of Trustees. Valuations provided by pricing services or the Sub-Advisor may be determined without exclusive reliance on matrixes and may take into consideration appropriate factors such as bid prices, quoted prices, institution-size trading in similar groups of securities, yield, quality, coupon rates, maturity, type of issue, trading characteristics and other market data.

Because it is difficult to evaluate the likelihood of exercise or the potential benefit of a put attached to an obligation, it is expected that such puts will be determined to have a value of zero, regardless of whether any direct or indirect consideration was paid.

The Board of Trustees has adopted a policy for the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund, which may be changed without shareholder approval, that the maturity of fixed rate or floating and variable rate instruments with demand features will be determined as follows. The maturity of each such fixed rate or floating rate instrument will be deemed to be the period of time remaining until the principal amount owed can be recovered through demand. The maturity of each such variable rate instrument will be deemed to be the longer of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount owed can be recovered through demand.

Taxable securities, if any, held by the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund for which market quotations are readily available are valued at their most recent bid prices as obtained from one or more of the major market makers for such securities. Securities (and other assets) for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with consistently applied procedures approved by and under the general supervision of the Board of Trustees.

CHOOSING A SHARE CLASS
----------------------

TAX-FREE INTERMEDIATE TERM FUND AND OHIO INSURED TAX-FREE FUND

The Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund each offer three classes of shares: Class A, Class B and Class C shares. Each class represents an interest in the same portfolio of investments and has the same rights, but differs primarily in sales charges and distribution expense amounts. Before choosing a class, you should consider the following factors, as well as any other relevant facts and circumstances:

The decision as to which class of shares is more beneficial to you depends on the amount of your investment, the intended length of your investment and the quality and scope of the value-added services provided by financial advisors who may work with a particular sales load structure as compensation for their services. If you qualify for reduced sales charges or, in the case of purchases of $1 million or more, no initial sales charge, you may find Class A shares attractive. Moreover, Class A shares are subject to lower ongoing expenses than Class B or Class C shares over the term of the investment. As an alternative, Class B and Class C shares are sold without an initial sales charge so more of the purchase price is immediately invested in a Fund. Any investment return on these investments may be partially or wholly offset by the higher annual expenses. However, because a Fund's future returns cannot be predicted, there can be no assurance that this would be the case.

When determining which class of shares to purchase, you may want to consider the services provided by your financial advisor and the compensation provided to these financial advisors under each share class. Touchstone works with many experienced and qualified financial advisors throughout the country that may provide valuable assistance to you through ongoing education, asset allocation programs, personalized financial planning reviews or other services vital to your long-term success. Touchstone believes that these value-added services can greatly benefit you through market cycles and will work with your chosen financial advisor.

Finally, you should consider the effect of the contingent deferred sales charge ("CDSC") and any conversion rights of each class in the context of your investment timeline. For example, Class C shares are generally subject to a significantly lower CDSC upon redemption than Class B shares, however, unlike Class B shares, they do not convert to Class A shares after a stated period of time. Class C shares, therefore, are subject to a 1.00% annual 12b-1 fee for an indefinite period of time, while Class B shares will convert to Class A shares after approximately eight years and will be subject to only a .25% annual 12b-1 fee. Thus, Class B shares may be more attractive than Class C shares if you have a longer-term investment outlook. On the other hand, if you are unsure of the length of time you intend to invest or the conversion feature is not attractive to you, you may wish to elect Class C shares.

The chart below compares the sales charges, 12b-1 fees and conversion features applicable to each class of shares:

                                                 12b-1     CONVERSION
CLASS     SALES CHARGE                           FEE       FEATURE
================================================================================

A         Maximum 4.75% initial sales charge     0.25%     None
          reduced for purchases of $50,000
          and over; shares sold without an
          initial sales charge may be subject
          to a 1.00% CDSC during 1st year if
          a commission was paid to a dealer

B         Maximum 5.00% CDSC during the 1st      1.00%     Class B Shares will
          year which decreases incrementally               automatically convert
          and is 0 after 6 years                           to Class A shares
                                                           after approximately
                                                           8 years

C         1.00% CDSC during 1st year             1.00%     None
--------------------------------------------------------------------------------

If you are investing $1 million or more, it is generally more beneficial for you to buy Class A shares because there is no front-end sales charge and the annual expenses are lower.

CLASS A SHARES

Class A shares are sold at NAV plus an initial sales charge. In some cases, reduced initial sales charges for the purchase of Class A shares may be available, as described below. Investments of $1 million or more are not subject to a sales charge at the time of purchase but may be subject to a CDSC of 1.00% on redemptions made within 1 year after purchase if a commission was paid by Touchstone to a participating unaffiliated dealer. Class A shares are also subject to an annual 12b-1 distribution fee of up to .25% of a Fund's average daily net assets allocable to Class A shares.

The following table illustrates the initial sales charge breakpoints for the purchase of Class A shares of the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund for accounts opened after July 31, 1999:

                                     Percentage        Which           Dealer
                                    of Offering     Equals this     Reallowance
                                   Price Deducted    Percentage    as Percentage
                                     for Sales      of Your Net     of Offering
Amount of Investment                   Charge        Investment        Price
--------------------                   ------        ----------        -----
Less than $50,000                       4.75%           4.99%           4.00%
$50,000 but less than $100,000          4.50            4.72            3.75
$100,000 but less than $250,000         3.50            3.63            2.75
$250,000 but less than $500,000         2.95            3.04            2.25
$500,000 but less than $1,000,000       2.25            2.31            1.75
$1,000,000 or more                      None            None

The following table illustrates the initial sales charge breakpoints for the purchase of Class A shares of the Ohio Insured Tax-Free Fund for accounts opened before August 1, 1999:

                                     Percentage        Which           Dealer
                                    of Offering     Equals this     Reallowance
                                   Price Deducted    Percentage    as Percentage
                                     for Sales      of Your Net     of Offering
Amount of Investment                   Charge        Investment        Price
--------------------                   ------        ----------        -----
Less than $100,000                      4.00%           4.17%           3.60%
$100,000 but less than $250,000         3.50            3.63            3.30
$250,000 but less than $500,000         2.50            2.56            2.30
$500,000 but less than $1,000,000       2.00            2.04            1.80
$1,000,000 or more                      None            None

The following table illustrates the initial sales charge breakpoints for the purchase of Class A shares of the Tax-Free Intermediate Term Fund for accounts opened before August 1, 1999 and after January 31, 1995:

                                     Percentage        Which           Dealer
                                    of Offering     Equals this     Reallowance
                                   Price Deducted    Percentage    as Percentage
                                     for Sales      of Your Net     of Offering
Amount of Investment                   Charge        Investment        Price
--------------------                   ------        ----------        -----
Less than $100,000                      2.00%           2.04%           1.80%
$100,000 but less than $250,000         1.50            1.52            1.35
$250,000 but less than $500,000         1.00            1.01            0.90
$500,000 but less than $1,000,000       0.75            0.76            0.65
$1,000,000 or more                      None            None

The following table illustrates the initial sales charge breakpoints for the purchase of Class A shares of the Tax-Free Intermediate Term Fund for accounts opened before February 1, 1995:

                                     Percentage        Which           Dealer
                                    of Offering     Equals this     Reallowance
                                   Price Deducted    Percentage    as Percentage
                                     for Sales      of Your Net     of Offering
Amount of Investment                   Charge        Investment        Price
--------------------                   ------        ----------        -----
Less than $500,000                      1.00%           1.01%           1.00%
$500,000 but less than $1,000,000       0.75            0.76            0.75
$1,000,000 or more                      None            None

Under certain circumstances, Touchstone may increase or decrease the reallowance to selected dealers. In addition to the compensation otherwise paid to securities dealers, Touchstone may from time to time pay from its own resources additional cash bonuses or other incentives to selected dealers in connection with the sale of shares of the Funds. On some occasions, such bonuses or incentives may be conditioned upon the sale of a specified minimum dollar amount of the shares of a Fund and/or other funds in the Touchstone Funds during a specific period of time. Such bonuses or incentives may include financial assistance to dealers in connection with conferences, sales or training programs for their employees, seminars for the public, advertising, sales campaigns and other dealer-sponsored programs or events.

For initial purchases of Class A shares of $1 million or more and subsequent purchases further increasing the size of the account, participating unaffiliated dealers will receive first year compensation of up to 1.00% of such purchases from Touchstone. In determining a dealer's eligibility for such commission, purchases of Class A shares of the Funds may be aggregated with concurrent purchases of Class A shares of other funds in the Touchstone Family of Funds. Dealers should contact Touchstone for more information on the calculation of the dealer's commission in the case of combined purchases.

An exchange from other Touchstone Funds will not qualify for payment of the dealer's commission unless the exchange is from a Touchstone Fund with assets as to which a dealer's commission or similar payment has not been previously paid. No commission will be paid if the purchase represents the reinvestment of a redemption from a Fund made during the previous twelve months. Redemptions of Class A shares may result in the imposition of a CDSC if the dealer's commission described in this paragraph was paid in connection with the purchase of such shares. See "CDSC for Certain Purchases of Class A Shares" below.

REDUCED SALES CHARGE. You may use the right of accumulation to combine the cost or current NAV (whichever is higher) of your existing Class A shares of any Touchstone Fund sold with a sales charge with the amount of any current purchases of Class A shares in order to take advantage of the reduced sales charges set forth in the tables above. Purchases of Class A shares in any Touchstone load fund under a letter of intent may also be eligible for the reduced sales charges. The minimum initial investment under a letter of intent is $10,000. You should contact the transfer agent for information about the right of accumulation and letter of intent.

CDSC FOR CERTAIN REDEMPTIONS OF CLASS A SHARES. A CDSC is imposed upon certain redemptions of Class A shares of the Funds (or shares into which such Class A shares were exchanged) purchased at NAV in amounts totaling $1 million or more, if the dealer's commission described above was paid by Touchstone and the shares are redeemed within one year from the date of purchase. The CDSC will be paid to Touchstone and will be equal to the commission percentage paid at the time of purchase as applied to the lesser of (1) the NAV at the time of purchase of the Class A shares being redeemed, or (2) the NAV of such Class A shares at the time of redemption. If a purchase of Class A shares is subject to the CDSC, you will be notified on the confirmation you receive for your purchase. Redemptions of such Class A shares of the Funds held for at least one year will not be subject to the CDSC.

CLASS B SHARES

Class B shares are sold at NAV without an initial sales charge. Class B shares are subject to a CDSC if you redeem Class B shares within 6 years of their purchase. The CDSC will be a percentage of the dollar amount of shares redeemed and will be assessed on an amount equal to the lesser of (1) the NAV at the time of purchase of the Class B shares being redeemed, or (2) the NAV of such Class B shares being redeemed. A CDSC will not be imposed upon redemptions of Class B shares held for at least seven years. The amount of sales charge will depend on how long you have held your shares, as set forth in the following table:

Year Since Purchase                 CDSC as a % of Amount
Payment Made                          Subject to Charge
---------------------------------------------------------
First                                       5.00%
Second                                      4.00%
Third                                       3.00%
Fourth                                      2.00%
Fifth                                       1.00%
Sixth                                       1.00%
Seventh and thereafter*                     None

*Class B shares will automatically convert to Class A shares after they have been held for approximately 8 years.

Class B shares are subject to an annual 12b-1 fee of up to 1.00% of a Fund's average daily net assets allocable to Class B shares. Touchstone intends to pay a commission of 4.00% of the purchase amount to your broker at the time you purchase Class B shares.

CLASS C SHARES

Class C shares are sold at NAV, without an initial sales charge and are subject to a CDSC of 1.00% on redemptions of Class C shares made within one year of their purchase. The CDSC will be a percentage of the dollar amount of shares redeemed and will be assessed on an amount equal to the lesser of (1) the NAV at the time of purchase of the Class C shares being redeemed, or (2) the NAV of such Class C shares being redeemed. A CDSC will not be imposed upon redemptions of Class C shares held for at least one year. Class C shares are subject to an annual 12b-1 fee of up to 1.00% of a Fund's average daily net assets allocable to Class C shares. Touchstone intends to pay a commission of 1.00% of the purchase amount to your broker at the time you purchase Class C shares.

ADDITIONAL INFORMATION ON THE CDSC

The CDSC is waived under the following circumstances:

o Any partial or complete redemption following death or disability (as defined in the Internal Revenue Code) of a shareholder (including one who owns the shares with his or her spouse as a joint tenant with rights of survivorship) from an account in which the deceased or disabled is named. Touchstone may require documentation prior to waiver of the charge, including death certificates, physicians' certificates, etc.

o Redemptions from a systematic withdrawal plan. If the systematic withdrawal plan is based on a fixed dollar amount or number of shares, systematic withdrawal redemptions are limited to no more than 10% of your account value or number of shares per year, as of the date the transfer agent receives your request. If the systematic withdrawal plan is based on a fixed percentage of your account value, each redemption is limited to an amount that would not exceed 10% of your annual account value at the time of withdrawal.

o Redemptions from retirement plans qualified under Section 401 of the Internal Revenue Code. The CDSC will be waived for benefit payments made by Touchstone directly to plan participants. Benefit payments will include, but are not limited to, payments resulting from death, disability, retirement, separation from service, required minimum distributions (as described under IRC Section 401(a)(9)), in-service distributions, hardships, loans and qualified domestic relations orders. The CDSC waiver will not apply in the event of termination of the plan or transfer of the plan to another financial institution.

All sales charges imposed on redemptions are paid to Touchstone. In determining whether the CDSC is payable, it is assumed that shares not subject to the CDSC are the first redeemed followed by other shares held for the longest period of time. The CDSC will not be imposed upon shares representing reinvested dividends or capital gains distributions, or upon amounts representing share appreciation.

The following example will illustrate the operation of the CDSC. Assume that you open an account and purchase 1,000 shares at $10 per share and that six months later the NAV per share is $12 and, during such time, you have acquired 50 additional shares through reinvestment of distributions. If at such time you should redeem 450 shares (proceeds of $5,400), 50 shares will not be subject to the charge because of dividend reinvestment. With respect to the remaining 400 shares, the charge is applied only to the original cost of $10 per share and not to the increase in NAV of $2 per share. Therefore, $4,000 of the $5,400 redemption proceeds will pay the charge. At the rate of 5.00%, the CDSC would be $200 for redemptions of Class B shares. At the rate of 1.00%, the CDSC would be $40 for redemptions of Class C shares. In determining whether an amount is available for redemption without incurring a deferred sales charge, the purchase payments made for all shares in your account are aggregated.

The following example will illustrate the operation of the CDSC for Class B shares. Assume that you open an account and purchase 1,000 shares at $10 per share and that twenty-eight months later the NAV per share is $14 and, during such time, you have acquired (a) 150 additional shares through reinvestment of distributions and (b) 500 shares through purchases at $11 per share during the second year. If at such time you should redeem 1,450 shares (proceeds of $20,300), 150 shares will not be subject to the charge because of dividend reinvestment. With respect to the remaining 1,300 shares, the charge is applied only to the (a) original cost of $10 per share for the first 1,000 shares and not to the increase in NAV of $4 per share and (b) to the original cost of $11 per share for the next 300 shares and not to the increase in NAV of $3 per share. Therefore, $18,200 of the $20,300 redemption proceeds will pay the charge. Since this redemption is in the third year of the CDSC schedule, (a) the 1,000 shares will be at the rate of 3.00% and the CDSC would be $300 and (b) the 300 shares will be at the rate of 4.00% and the CDSC would be $132. After this transaction is completed, the account has 200 shares remaining with an initial purchase value of $11 per share and these shares are in the second year of the CDSC schedule.

TAX-FREE MONEY MARKET FUND

The Tax-Free Money Market Fund offers two classes of shares: Class A and Class S shares. Each class represents an interest in the same portfolio of investments and has the same rights, but differs primarily in distribution expense amounts. Before choosing a class, you should consider the following factors, as well as any other relevant facts and circumstances:

The decision as to which class of shares is more beneficial to you depends on the amount of your investment, the intended length of your investment and the quality and scope of the value-added services provided by financial advisors who may work with a particular distribution fee structure as compensation for their services. Class A shares are subject to lower ongoing expenses than Class S shares over the term of the investment. Class S shares are only sold through financial advisors and are used as a sweep vehicle to manage excess cash held in accounts. When determining which class of shares to purchase, you may want to consider the services provided by your financial advisor and the compensation provided to these financial advisors under each share class. Class A shares are subject to an annual 12b-1 distribution fee of up to .25% of the Fund's average daily net assets allocable to Class A shares. Class S shares are subject to an annual 12b-1 distribution fee of up to 0.60% of the Fund's average daily net assets allocable to Class S shares.

Touchstone may from time to time pay from its own resources cash bonuses or other incentives to selected dealers in connection with the sale of shares of the Fund. On some occasions, such bonuses or incentives may be conditioned upon the sale of a specified minimum dollar amount of the shares of the Fund and/or other funds in the Touchstone Funds during a specific period of time. Such bonuses or incentives may include financial assistance to dealers in connection with conferences, sales or training programs for their employees, seminars for the public, advertising, sales campaigns and other dealer-sponsored programs or events.

OHIO TAX-FREE MONEY MARKET FUND

The Ohio Tax-Free Money Market Fund offers two classes of shares,  Retail (Class
A) and Institutional shares. Each class represents an interest in the same portfolio of investments. Retail shares are subject to 12b-1 fees but have a lower minimum investment requirement and offer certain shareholder services not available to Institutional shareholders. Institutional shares have no 12b-1 fees.

OTHER PURCHASE INFORMATION
--------------------------

Additional information with respect to certain types of purchases of Class A shares of the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund is set forth below.

AGGREGATION. Sales charge discounts are available for certain aggregated investments. Investments that may be aggregated include those made by you, your spouse and your children under the age of 21, if all parties are purchasing shares for their own accounts. Individual purchases by trustees or other fiduciaries may also be aggregated if the investments are: (1) for a single trust estate or fiduciary account; or (2) for a common trust fund or other pooled account not specifically formed for the purpose of accumulating Fund shares. Purchases made for nominee or street name accounts (securities held in the name of a dealer or another nominee such as a bank trust department instead of the customer) may not be aggregated with those made for other accounts and may not be aggregated with other nominee or street name accounts unless otherwise qualified as described above.

CONCURRENT PURCHASES. To qualify for a reduced sales charge, you may combine concurrent purchases of Class A shares of two or more Funds (other than a money market fund). For example, if you concurrently invest $25,000 in Class A shares of one Fund and $25,000 in Class A shares of another Fund, the sales charge would be reduced to reflect a $50,000 purchase.

RIGHT OF ACCUMULATION. A purchaser of Class A shares of a Fund has the right to combine the cost or current NAV (whichever is higher) of his existing Class A shares of the load funds distributed by Touchstone with the amount of his current purchases in order to take advantage of the reduced sales charges set forth in the table in the Prospectus. The purchaser or his dealer must notify the transfer agent that an investment qualifies for a reduced sales charge. The reduced charge will be granted upon confirmation of the purchaser's holdings by the transfer agent. A purchaser includes an individual and his immediate family members, purchasing shares for his or their own account; or a trustee or other fiduciary purchasing shares for a single fiduciary account although more than one beneficiary is involved; or employees of a common employer, provided that economies of scale are realized through remittances from a single source and quarterly confirmation of such purchases; or an organized group, provided that the purchases are made through a central administration, or a single dealer, or by other means which result in economy of sales effort or expense (the "Purchaser").

LETTER OF INTENT. The reduced sales charges set forth in the table in the Prospectus may also be available to any Purchaser of Class A shares of a Fund who submits a letter of intent to the transfer agent (a "Letter of Intent"). The Letter of Intent must state an intention to invest within a thirteen-month period in Class A shares of any load fund distributed by Touchstone a specified amount which, if made at one time, would qualify for a reduced sales charge. A Letter of Intent may be submitted with a purchase at the beginning of the thirteen-month period or within ninety days of the first purchase under the Letter of Intent. Upon acceptance of this Letter of Intent, the Purchaser becomes eligible for the reduced sales charge applicable to the level of investment covered by such Letter of Intent as if the entire amount were invested in a single transaction.

The Letter of Intent is not a binding obligation on the Purchaser to purchase, or the Trust to sell, the full amount indicated. During the term of a Letter of Intent, shares representing 5% of the intended purchase will be held in escrow. These shares will be released upon the completion of the intended investment. If the Letter of Intent is not completed during the thirteen-month period, the applicable sales charge will be adjusted by the redemption of sufficient shares held in escrow, depending upon the amount actually purchased during the period. The minimum initial investment under a Letter of Intent is $10,000.

A ninety-day backdating period can be used to include earlier purchases at the Purchaser's cost (without a retroactive downward adjustment of the sales charge). The thirteen-month period would then begin on the date of the first purchase during the ninety-day period. No retroactive adjustment will be made if purchases exceed the amount indicated in the Letter of Intent. The

Purchaser or his dealer must notify the transfer agent that an investment is being made pursuant to an executed Letter of Intent.

WAIVER OF SALES CHARGE. Sales charges do not apply to shares of the Funds purchased:
     1. By registered representatives or other employees (and their immediate family members) of broker/dealers, banks or other financial institutions having agreements with Touchstone.
     2. By a director, officer or other employee (and their immediate family members) of The Western and Southern Life Insurance Company or any of its affiliates or any portfolio advisor or service provider to the Trust.
     3. By clients of any investment advisor or financial planner who has made appropriate arrangements with the Trust or Touchstone.
     4. In accounts as to which a broker-dealer charges an asset management fee, provided the broker-dealer has an agreement with Touchstone.
     5. As part of certain promotional programs established by the Fund and/or Touchstone.
     6. By one or more members of a group of persons engaged in a common business, profession, civic or charitable endeavor or other activity and retirees and immediate family members of such persons pursuant to a marketing program between Touchstone and such group.
     7. By banks, bank trust departments, savings and loan associations and federal and state credit unions.
     8.   Through processing organizations described in the Prospectus.

Immediate family members are defined as the spouse, parents, siblings, natural or adopted children, mother-in-law, father-in-law, brother-in-law and sister-in-law of a director, officer or employee. The term "employee" is deemed to include current and retired employees.

Exemptions must be qualified in advance by Touchstone. Your financial advisor should call Touchstone for more information.

WAIVER OF MINIMUM INVESTMENT REQUIREMENTS. The minimum and subsequent investment requirements for purchases in the Funds may not apply to:
1. Any director, officer or other employee (and their immediate family members) of The Western and Southern Life Insurance Company or any of its affiliates or any portfolio advisor or service provider to the Trust.
2. Any employee benefit plan that is provided administrative services by a third-party administrator that has entered into a special service arrangement with Touchstone.

EXCHANGES. Exchanges may be subject to certain limitations and are subject to the Touchstone Funds' policies concerning excessive trading practices, which are policies designed to protect Funds and their shareholders from the harmful effect of frequent exchanges.

The Funds may restrict or refuse purchases or exchanges by market timers and may restrict or refuse purchases or exchanges by a shareholder who fails to comply with the restrictions set forth below. You may be considered a market timer if you have (i) requested an exchange or redemption out of any of the Touchstone Funds within two weeks of an earlier purchase or exchange request out of any Fund, or (ii) made more than two exchanges within a rolling 90 day period.

Upon the Fund's restriction or refusal of a purchase or exchange as a result of excessive exchanging or market timing, written notification of the Fund's policies on these issues will be sent to the shareholder's agent and/or to the broker-dealer firm of record for any account deemed to be market timing by the Fund. If an account has no such agent or broker-dealer, written notification will be sent directly to the shareholder.

OTHER INFORMATION. The Trust does not impose a front-end sales charge or imposes a reduced sales charge in connection with purchases of shares of a Fund made under the reinvestment privilege, purchases through exchanges and other purchases which qualify for a reduced sales charge as described herein because such purchases require minimal sales effort by Touchstone. Purchases made at NAV may be made for investment only, and the shares may not be resold except through redemption by or on behalf of the Trust.

TAXES
-----

The Prospectus describes generally the tax treatment of distributions by the Funds. This section of the Statement of Additional Information includes additional information concerning federal and state taxes.

Each Fund has qualified and intends to qualify annually for the special tax treatment afforded a "regulated investment company" under Subchapter M of the Internal Revenue Code so that it does not pay federal taxes on income and capital gains distributed to shareholders. To so qualify a Fund must, among other things, (i) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currency, or certain other income (including but not limited to gains from options, futures and forward contracts) derived with respect to its business of investing in stock, securities or currencies; and (ii) diversify its holdings so that at the end of each quarter of its taxable year the following two conditions are met:
(a) at least 50% of the value of the Fund's total assets is represented by cash, U.S. Government securities, securities of other regulated investment companies and other securities (for this purpose such other securities will qualify only if the Fund's investment is limited with respect to any issuer to an amount not greater than 5% of the Fund's assets and 10% of the outstanding voting securities of such issuer) and (b) not more than 25% of the value of the Fund's assets is invested in securities of any one issuer (other than U.S. Government securities or securities of other regulated investment companies).

Each Fund intends to invest in sufficient obligations so that it will qualify to pay, for federal income tax purposes, "exempt-interest dividends" (as defined in the Internal Revenue Code) to shareholders. A Fund's dividends payable from net tax-exempt interest earned from tax-exempt obligations will qualify as exempt-interest dividends for federal income tax purposes if, at the close of each quarter of the taxable year of the Fund, at least 50% of the value of its total assets consists of tax-exempt obligations. The percentage of income that is exempt from federal income taxes is applied uniformly to all distributions made during each calendar year. This percentage may differ from the actual tax-exempt percentage during any particular month.

Interest on "specified private activity bonds," as defined by the Tax Reform Act of 1986, is an item of tax preference possibly subject to the alternative minimum tax. The Funds may invest in such "specified private activity bonds" subject to the requirement that each Fund invest its assets so that at least 80% of its annual income will be exempt from federal income tax, including the alternative minimum tax. The Tax Reform Act of 1986 also created a tax preference for corporations equal to one-half of the excess of adjusted net book income over alternative minimum taxable income. As a result, one-half of tax-exempt interest income received from the Funds may be a tax preference for corporate investors.

Each Fund intends to invest primarily in obligations with interest income exempt from federal income taxes. To the extent possible, the Ohio Insured Tax-Free Fund and the Ohio Tax-Free Money Market Fund intend to invest primarily in obligations the income from which is exempt from Ohio personal income tax, the California Tax-Free Money Market Fund intends to invest primarily in obligations the income from which is exempt from California income tax and the Florida Tax-Free Money Market Fund intends to invest primarily in obligations the value of which is exempt from the Florida intangible personal property tax. Distributions from net investment income and net realized capital gains, including exempt-interest dividends, may be subject to state taxes in other states.

Under the Internal Revenue Code, interest on indebtedness incurred or continued to purchase or carry shares of investment companies paying exempt-interest dividends, such as the Funds, will not be deductible by the investor for federal income tax purposes. Shareholders receiving Social Security benefits may be subject to federal income tax (and perhaps state personal income tax) on a portion of those benefits as a result of receiving tax-exempt income (including exempt-interest dividends distributed by the Funds). Shareholders should consult their tax advisors as to the application of these provisions.

All or a portion of the sales charge incurred in purchasing Class A shares of each of the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund will not be included in the federal tax basis of any of such shares sold within 90 days of their purchase (for the purpose of determining gain or loss upon the sale of such shares) if the sales proceeds are reinvested in any other Touchstone Fund and a sales charge that would otherwise apply to the reinvestment is reduced or eliminated because the sales proceeds were reinvested in a Touchstone fund. The portion of the sales charge so excluded from the tax basis of the shares sold will equal the amount by which the sales charge that would otherwise be applicable upon the reinvestment is reduced. Any portion of such sales charge excluded from the tax basis of the shares sold will be added to the tax basis of the shares acquired in the reinvestment.

A Fund's net realized capital gains from securities transactions will be distributed only after reducing such gains by the amount of any available capital loss carryforwards. Capital losses may be carried forward to offset any capital gains for eight years, after which any undeducted capital loss remaining is lost as a deduction. As of June 30, 2003, the Funds had the following capital loss carryforwards for federal income tax purposes.

                                            AMOUNT               EXPIRES JUNE 30
                                            ------               ---------------
Florida Tax-Free Money Market Fund          $   108                    2010
Tax-Free Intermediate Term Fund             $98,229                    2009

A federal excise tax at the rate of 4% will be imposed on the excess, if any, of a Fund's "required distribution" over actual distributions in any calendar year. Generally, the "required distribution" is 98% of a Fund's ordinary income for the calendar year plus 98% of its net capital gains recognized during the one-year period ending on October 31 of the calendar year plus undistributed amounts from prior years. The Funds intend to make distributions sufficient to avoid imposition of the excise tax.

BACKUP WITHHOLDING. A Fund may be required to withhold U.S. federal income tax on all taxable distributions and redemptions payable to shareholders who fail to provide the Fund with their correct taxpayer identification number or to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. The current backup withholding rate is 28%. Corporate shareholders and certain other shareholders specified in the Code generally are exempt from such backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder's U.S. federal income tax liability.

OTHER REDEMPTION INFORMATION
----------------------------

REDEMPTION IN KIND. Under unusual circumstances, when the Board of Trustees deems it in the best interests of a Fund's shareholders, the Fund may make payment for shares repurchased or redeemed in whole or in part in securities of the Fund taken at current value. If any such redemption in kind is to be made, each Fund intends to make an election pursuant to Rule 18f-1 under the 1940 Act. This election will require the Funds to redeem shares solely in cash up to the lesser of $250,000 or 1% of the NAV of each Fund during any 90-day period for any one shareholder. Should payment be made in securities, the redeeming shareholder will generally incur brokerage costs in converting such securities to cash. Portfolio securities that are issued in an in-kind redemption will be readily marketable.

UNCASHED DISTRIBUTION CHECKS. If you have chosen to receive your distributions in cash and the U.S. Postal Service cannot deliver your checks or if your checks remain uncashed for 90 days, your dividends may be reinvested in your account at the then current NAV and any future distributions will automatically be reinvested. No interest will accrue on amounts represented by uncashed distribution checks.

HISTORICAL PERFORMANCE INFORMATION
----------------------------------

Yield quotations on investments in the Money Market Funds are provided on both a current and an effective (compounded) basis. Current yields are calculated by determining the net change in the value of a hypothetical account for a seven calendar day period (base period) with a beginning balance of one share, dividing by the value of the account at the beginning of the base period to obtain the base period return, multiplying the result by (365/7) and carrying the resulting yield figure to the nearest hundredth of one percent. Effective yields reflect daily compounding and are calculated as follows: Effective yield = (base period return + 1)365/7 - 1. For purposes of these calculations, no effect is given to realized or unrealized gains or losses (the Money Market Funds do not normally recognize unrealized gains and losses under the amortized cost valuation method). The Tax-Free Money Market Fund's current and effective yields for the seven days ended June 30,

2003 were 0.52% and 0.52%, respectively for Class A shares and 0.26% and 0.26%, respectively, for Class S shares. The Ohio Tax-Free Money Market Fund's current and effective yields for the seven days ended June 30, 2003 were 0.41% and 0.41%, respectively, for Retail shares and 0.66% and 0.66%, respectively, for Institutional shares. The California Tax-Free Money Market Fund's current and effective yields for the seven days ended June 30, 2003 were 0.48% and 0.48%, respectively. The Florida Tax-Free Money Market Fund's current and effective yields for the seven days ended June 30, 2003 were 0.52% and 0.52%, respectively.

The Money Market Funds may also quote a tax-equivalent current or effective yield, computed by dividing that portion of a Fund's current or effective yield which is tax-exempt by one minus a stated income tax rate and adding the product to that portion, if any, of the yield that is not tax-exempt. Based on the highest marginal federal income tax rate for individuals (35%), the Tax-Free Money Market Fund's tax-equivalent current and effective yields for the seven days ended June 30, 2003 were 0.80% and 0.80%, respectively, for Class A shares and 0.39% and 0.40%, respectively, for Class S shares. Based on the highest combined marginal federal and Ohio income tax rate for individuals, the Ohio Tax-Free Money Market Fund's tax-equivalent current and effective yields for the seven days ended June 30, 2003 were 0.68% and 0.68%, respectively, for Retail shares and 1.09% and 1.10%, respectively, for Institutional shares. Based on the highest combined marginal federal and California income tax rate for individuals, the California Tax-Free Money Market Fund's tax-equivalent current and effective yields for the seven days ended June 30, 2003 were 0.81% and 0.81%, respectively. Based on the highest marginal federal income tax rate for individuals (35%), the Florida Tax-Free Money Market Fund's tax-equivalent current and effective yields for the seven days ended June 30, 2003 were 0.80% and 0.80%, respectively.

From time to time, the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund may advertise average annual total return. Average annual total return quotations will be computed by finding the average annual compounded rates of return over 1, 5 and 10 year periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                    P (1 + T)^n = ERV
Where:
P =            a hypothetical initial payment of $1,000
T =            average annual total return
n =            number of years
ERV =          ending redeemable value of a hypothetical  $1,000 payment made at the beginning of the 1, 5 and 10 year periods at the end of the 1, 5 or 10 year periods (or fractional portion thereof)

The calculation of average annual total return assumes the reinvestment of all dividends and distributions. The calculation also assumes the deduction of the current maximum sales charge from the initial $1,000 payment. If a Fund (or class) has been in existence less than one, five or ten years, the time period since the date of the initial public offering of shares will be substituted for the periods stated.

THE AVERAGE ANNUAL TOTAL RETURNS OF THE TAX-FREE INTERMEDIATE TERM FUND AND THE OHIO INSURED TAX-FREE FUND FOR THE PERIODS ENDED JUNE 30, 2003 ARE AS FOLLOWS:

TAX-FREE INTERMEDIATE TERM FUND (CLASS A)
1 year                                                                   2.49%
5 years                                                                  4.19%
10 years                                                                 4.53%

TAX-FREE INTERMEDIATE TERM FUND (CLASS B)
1 year                                                                   2.87%
Since inception (May 1, 2001)                                            4.89%

TAX-FREE INTERMEDIATE TERM FUND (CLASS C)
1 year                                                                   6.71%
5 years                                                                  4.42%
Since inception (February 1, 1994)                                       4.13%

OHIO INSURED TAX-FREE FUND (CLASS A)
1 year                                                                   3.24%
5 years                                                                  4.31%
10 years                                                                 4.81%

OHIO INSURED TAX-FREE FUND (CLASS B)
1 year                                                                   3.89%
Since inception (May 1, 2001)                                            5.47%

OHIO INSURED TAX-FREE FUND (CLASS C)
1 year                                                                   7.89%
5 years                                                                  4.65%
Since inception (November 1, 1993)                                       4.51%

The Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund may advertise average annual total return after taxes on distributions. Average annual total return after taxes on distributions will be computed by finding the average annual compounded rates of return over 1, 5 and 10 year periods that would equate the initial amount invested to the ending value, according to the following formula:

          P(1+T)^n=ATV
                      D

Where:
     P    =    a hypothetical initial payment of $1,000.
     T    =    average annual total return (after taxes on distributions).
     n    =    number of years.
     ATV  =    ending  value  of a  hypothetical  $1,000  payment  made  at  the
        D      beginning of the 1-, 5-, or 10-year periods at the end of the 1-,
               5-, or 10-year periods (or fractional portion), after taxes on fund distributions but not after taxes on redemption.

The calculation of average annual total return after taxes on distributions assumes the reinvestment of all dividends and distributions, less the taxes due on such distributions. The calculation also assumes the deduction of the current maximum sales charge from the initial $1,000 payment. If a Fund (or class) has been in existence less than one, five or ten years, the time period since the date of the initial public offering of shares will be substituted for the periods stated.

THE AVERAGE ANNUAL TOTAL RETURNS AFTER TAXES ON DISTRIBUTIONS OF THE TAX-FREE INTERMEDIATE TERM FUND AND THE OHIO INSURED TAX-FREE FUND FOR THE PERIODS ENDED JUNE 30, 2003 ARE AS FOLLOWS:

TAX-FREE INTERMEDIATE TERM FUND (CLASS A)
1 year                                                                   2.50%
5 years                                                                  4.19%
10 years                                                                 4.53%

TAX-FREE INTERMEDIATE TERM FUND (CLASS B)
1 year                                                                   2.88%
Since inception (May 1, 2001)                                            4.89%

TAX-FREE INTERMEDIATE TERM FUND (CLASS C)
1 year                                                                   6.71%
5 years                                                                  4.42%
Since inception (February 1, 1994)                                       4.13%

OHIO INSURED TAX-FREE FUND (CLASS A)
1 year                                                                   3.11%
5 years                                                                  4.14%
10 years                                                                 4.70%

OHIO INSURED TAX-FREE FUND (CLASS B)
1 year                                                                   3.76%
Since inception (May 1, 2001)                                            5.39%

OHIO INSURED TAX-FREE FUND (CLASS C)
1 year                                                                   7.76%
5 years                                                                  4.47%
Since inception (November 1, 1993)                                       4.39%

The  Tax-Free  Intermediate  Term Fund and the Ohio  Insured  Tax-Free  Fund may
advertise   average  annual  total  return  after  taxes  on  distributions  and redemption. Average annual total return after taxes on distributions and redemption will be computed by finding the average annual compounded rates of return over 1, 5 and 10 year periods that would equate the initial amount invested to the ending value, according to the following formula:

               P(1+T)^n=ATV
                           DR
Where:
     P       = a hypothetical initial payment of $1,000.
     T       = average  annual total return  (after taxes on  distributions  and redemption).
     n       = number of years.
     ATV     = ending  value  of a  hypothetical  $1,000  payment  made  at  the
        DR beginning of the 1-, 5-, or 10-year periods at the end of the 1-, 5-, or 10-year periods (or fractional portion), after taxes on fund distributions and redemption.

The calculation of average annual total return after taxes on distributions and redemption assumes the reinvestment of all dividends and distributions, less the taxes due on such distributions. The calculation also assumes the deduction of the current maximum sales charge from the initial $1,000 payment. If a Fund (or class) has been in existence less than one, five or ten years, the time period since the date of the initial public offering of shares will be substituted for the periods stated.

THE AVERAGE ANNUAL TOTAL RETURNS AFTER TAXES ON DISTRIBUTIONS AND REDEMPTION OF THE TAX-FREE INTERMEDIATE TERM FUND AND THE OHIO INSURED TAX-FREE FUND FOR THE PERIODS ENDED JUNE 30, 2003 ARE AS FOLLOWS:

TAX-FREE INTERMEDIATE TERM FUND (CLASS A)
1 year                                                                   2.89%
5 years                                                                  4.17%
10 years                                                                 4.49%

TAX-FREE INTERMEDIATE TERM FUND (CLASS B)
1 year                                                                   2.95%
Since inception (May 1, 2001)                                            4.65%

TAX-FREE INTERMEDIATE TERM FUND (CLASS C)
1 year                                                                   5.42%
5 years                                                                  4.27%
Since inception (February 1, 1994)                                       4.07%

OHIO INSURED TAX-FREE FUND (CLASS A)
1 year                                                                   3.59%
5 years                                                                  4.24%
10 years                                                                 4.73%

OHIO INSURED TAX-FREE FUND (CLASS B)
1 year                                                                   3.82%
Since inception (May 1, 2001)                                            5.21%

OHIO INSURED TAX-FREE FUND (CLASS C)
1 year                                                                   6.42%
5 years                                                                  4.44%
Since inception (November 1, 1993)                                       4.39%

All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown.

The Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund may also advertise total return (a "nonstandardized quotation") that is calculated differently from average annual total return. A nonstandardized quotation of total return may be a cumulative return which measures the percentage change in the value of an account between the beginning and end of a period, assuming no activity in the account other than reinvestment of dividends and capital gains distributions. This computation does not include the effect of the applicable front-end or contingent deferred sales charge that, if included, would reduce total return. The total returns of the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund as calculated in this manner for each of the last ten fiscal years (or since inception) are as follows:

--------------------------------------------------------------------------------
                                                  Ohio       Ohio      Ohio
          Tax-Free     Tax-Free     Tax-Free      Insured    Insured   Insured
          Intermediate Intermediate Intermediate  Tax-Free   Tax-Free  Tax-Free
Period    Term Fund    Term Fund    Term Fund     Fund       Fund      Fund
Ended     Class A      Class B      Class C       Class A    Class B   Class C
--------------------------------------------------------------------------------
6-30-94    1.70%                    -3.40%(1)     -0.41%               -4.01%(2)
--------------------------------------------------------------------------------
6-30-95    6.36%                     5.82%         7.75%                7.31%
--------------------------------------------------------------------------------
6-30-96    4.51%                     4.00%         5.05%                4.44%
--------------------------------------------------------------------------------
6-30-97    6.19%                     5.49%         7.36%                6.65%
--------------------------------------------------------------------------------
6-30-98    5.63%                     4.85%         7.03%                6.24%
--------------------------------------------------------------------------------
6-30-99    2.07%                     1.40%         1.81%                1.05%
--------------------------------------------------------------------------------
6-30-00    2.75%                     1.88%         2.60%                1.75%
--------------------------------------------------------------------------------
6-30-01    7.99%       1.50%(3)      7.27%         8.88%     1.98%(3)   8.15%
--------------------------------------------------------------------------------
6-30-02    5.73%       4.96%         4.94%         5.15%     4.72%      4.54%
--------------------------------------------------------------------------------
6-30-03    7.61%       6.87%         6.71%         8.43%     7.89%      7.89%
--------------------------------------------------------------------------------
(1)  From date of initial public offering on February 1, 1994.
(2)  From date of initial public offering on November 1, 1993.
(3)  From date of initial public offering on May 1, 2001.

A nonstandardized quotation may also indicate average annual compounded rates of return without including the effect of the applicable front-end or contingent deferred sales charge or over periods other than those specified for average annual total return.

THE AVERAGE ANNUAL COMPOUNDED RATES OF RETURN FOR CLASS A SHARES OF THE TAX-FREE INTERMEDIATE TERM FUND AND THE OHIO INSURED TAX-FREE FUND (EXCLUDING SALES CHARGES) FOR THE PERIODS ENDED JUNE 30, 2003 ARE AS FOLLOWS:

TAX-FREE INTERMEDIATE TERM FUND (CLASS A)
1 Year                                                                   7.61%
3 Years                                                                  7.11%
5 Years                                                                  5.21%
10 Years                                                                 5.04%
Since inception (September 10, 1981)                                     6.14%

OHIO INSURED TAX-FREE FUND (CLASS A)
1 Year                                                                   8.43%
3 Years                                                                  7.47%
5 Years                                                                  5.34%
10 Years                                                                 5.32%
Since inception (April 1, 1985)                                          7.27%

A nonstandardized quotation of total return will always be accompanied by the Fund's average annual total return as described above.

>From time to time, the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund may advertise their yield and tax-equivalent yield. A yield quotation is based on a 30-day (or one month) period and is computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

               Yield = 2[(a-b)/cd + 1)^6 - 1]
Where:
a =       dividends and interest earned during the period
b =       expenses accrued for the period (net of reimbursements)
c = the average daily number of shares outstanding during the period that were entitled to receive dividends
d =       the maximum offering price per share on the last day of the period

Generally, interest earned (for the purpose of "a" above) on debt obligations is computed by reference to the yield to maturity of each obligation held based on the market value of the obligation (including actual accrued interest) at the close of business on the last business day prior to the start of the 30-day (or one month) period for which yield is being calculated, or, with respect to obligations purchased during the month, the purchase price (plus actual accrued interest). The yields of Class A, Class B and Class C shares of the Tax-Free Intermediate Term Fund for June 2003 were 2.38%, 1.82% and 1.74%, respectively. The yields of Class A, Class B and Class C shares of the Ohio Insured Tax-Free Fund for June 2003 were 3.22%, 2.64% and 2.67%, respectively. Tax-equivalent yield is computed by dividing that portion of a Fund's yield which is tax-exempt by one minus a stated income tax rate and adding the product to that portion, if any, of the Fund's yield that is not tax-exempt. Based on the highest marginal federal income tax rate for individuals (35%), the tax-equivalent yields of Class A, Class B and Class C shares of the Tax-Free Intermediate Term Fund for June 2003 were 1.55%, 1.18% and 1.13%, respectively. Based on the highest combined marginal federal and Ohio income tax rate for individuals, the tax-equivalent yields of Class A, Class B and Class C shares of the Ohio Insured Tax-Free Fund for June 2003 were 2.09%, 1.72% and 1.74%, respectively.

The performance quotations described above are based on historical earnings and are not intended to indicate future performance. Yield quotations are computed separately for Retail and Institutional shares of the Ohio Tax-Free Money Market Fund. The yield of Institutional shares is expected to be higher than the yield of Retail shares due to the distribution fees imposed on Retail shares. Yield quotations are computed separately for Class A and Class S shares of the Tax-Free Money Market Fund. The yield of Class A shares is expected to be higher than the yield of Class S shares due to the higher distribution fees imposed on Class S shares. Average annual total return and yield are computed separately for Class A, Class B and Class C shares of the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund. The yield of Class A shares is expected to be higher than the yield of Class B and Class C shares due to the higher distribution fees imposed on Class B and Class C shares.

To help investors better evaluate how an investment in a Fund might satisfy their investment objective, advertisements regarding each Fund may discuss various measures of Fund performance, including current performance ratings and/or rankings appearing in financial magazines, newspapers and publications which track mutual fund performance. Advertisements may also compare performance to performance as reported by other investments, indices and averages. When advertising current ratings or rankings, the Funds may use the following publications or indices to discuss or compare Fund performance:

iMoneyNet Inc.'s Money Fund Report provides a comparative analysis of performance for various categories of money market funds. The Tax-Free Money Market Fund may compare performance rankings with money market funds appearing in the Tax-Free Stockbroker & General Purpose Funds category. The Ohio Tax-Free Money Market Fund, the California Tax-Free Money Market Fund and the Florida Tax-Free Money Market Fund may compare performance rankings with money market funds appearing in the Tax-Free State Specific Stockbroker & General Purpose Funds categories.

Lipper Fixed Income Fund Performance Analysis measures total return and average current yield for the mutual fund industry and ranks individual mutual fund performance over specified time periods assuming reinvestment of all distributions, exclusive of sales charges. The Tax-Free Money Market Fund may provide comparative performance information appearing in the Tax-Exempt Money Market Funds category, the Ohio Tax-Free Money Market Fund may provide comparative performance information appearing in the Ohio Tax-Exempt Money Market Funds category, the California Tax-Free Money Market Fund may provide comparative performance information appearing in the California Tax-Exempt Money Market Funds category and the Florida Tax-Free Money Market Fund may provide comparative performance information appearing in the Other States Tax-Exempt Money Market Funds category. The Tax-Free Intermediate Term Fund may provide comparative performance information appearing in the Intermediate (5-10 year) Municipal Debt Funds category and the Ohio Insured Tax-Free Fund may provide comparative performance information appearing in the Ohio Municipal Debt Funds category.

In assessing such comparisons of performance an investor should keep in mind that the composition of the investments in the reported indices and averages is not identical to the Funds' portfolios, that the averages are generally unmanaged and that the items included in the calculations of such averages may not be identical to the formula used by the Funds to calculate their performance. In addition, there can be no assurance that the Funds will continue this performance as compared to such other averages.

PRINCIPAL SECURITY HOLDERS
--------------------------

As of October 6, 2003, the following shareholders held over 5% of the outstanding shares of a Fund (or class). Shares that are held beneficially are indicated by an asterisk.

--------------------------------------------------------------------------------
                                                                      % OF FUND
FUND                             SHAREHOLDER                          (OR CLASS)
--------------------------------------------------------------------------------
Tax-Free Money Market Fund -     Edward A. Striker*                   14.56%
Class A                          Carol A. Striker
                                 9711 Bennington  Drive
                                 Cincinnati, OH 45241
--------------------------------------------------------------------------------
Tax-Free Money Market Fund-      National Financial Services LLC      100.00%
Class S                          For Its Customers Accounts
                                 200 Liberty Street
                                 1 World Financial Center
                                 New York, NY  10281
--------------------------------------------------------------------------------
Tax-Free Intermediate Term       Merrill Lynch, Pierce, Fenner &      10.96%
Fund - Class A                   Smith Incorporated For the Sole
                                 Benefit of its Customers
                                 4800 Deer Lake Dr. East
                                 Jacksonville, FL 32246
--------------------------------------------------------------------------------
Tax-Free Intermediate Term       PaineWebber for the Benefit of       14.46%
Fund - Class B                   William Brandt*
                                 263 Whiley Road
                                 Groton, MA 01450
--------------------------------------------------------------------------------
Tax-Free Intermediate Term       Merrill Lynch, Pierce, Fenner &      69.01%
Fund - Class B                   Smith Incorporated
                                 For the Sole Benefit of its
                                 Customers
                                 4800 Deer Lake Drive East
                                 Jacksonville, FL  32246
--------------------------------------------------------------------------------
Tax-Free Intermediate Term       Karl Kessler*                        6.47%
Fund - Class B                   16013 W. 136th Street
                                 Olathe, KS  66062
--------------------------------------------------------------------------------
Tax-Free Intermediate Term       National Financial Services Corp.    12.56%
Fund - Class C                   FBO A Customer's Account
                                 P.O. Box 291 Ledbetter, KY 42058
--------------------------------------------------------------------------------
Tax-Free Intermediate Term       Raymond James & Associates           8.00%
Fund - Class C                   FBO A Customer
                                 880 Carillon Parkway
                                 St. Petersburg, FL  33716
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Ohio Insured Tax-Free Fund  -    Merrill Lynch, Pierce, Fenner &      8.04%
Class A                          Smith Incorporated
                                 For the Sole Benefit of its
                                 Customers
                                 4800 Deer Lake Drive East
                                 Jacksonville, FL  32246
--------------------------------------------------------------------------------
Ohio Insured Tax-Free Fund -     Andy C. Dudash*                      11.59%
Class B                          17123 State Route 104
                                 Ashville, OH  43103
--------------------------------------------------------------------------------
Ohio Insured Tax-Free Fund -     Bonness Family Revocable Living      12.07%
Class B                          Trust
                                 Wilfred R./Ruth T. Bonness
                                 1740 King Road
                                 Hinckley, OH  44233
--------------------------------------------------------------------------------
Ohio Insured Tax-Free Fund -     Donald A. and Carole J. Richards     8.06%
Class B                          Donald A. and Carole Richards
                                 Living Trust
                                 5694 Nickview Drive
                                 Cincinnati, OH  45247
--------------------------------------------------------------------------------
Ohio Insured Tax-Free Fund-      Frank E. Furie*                       15.27%
Class B                          7558 Deer Valley Crossing
                                 Powell, OH  43065
--------------------------------------------------------------------------------
Ohio Insured Tax-Free Fund-      Donaldson, Lufkin & Jenrette         11.98%
Class B                          Securities Corporation
                                 P.O. Box 2052 Jersey City, NJ 07303
--------------------------------------------------------------------------------
Ohio Insured Tax-Free Fund-      Merrill Lynch, Pierce, Fenner &      9.11%
Class B                          Smith Incorporated
                                 For the Sole Benefit of its
                                 Customers
                                 4800 Deer Lake Drive East
                                 Jacksonville, FL  32246
--------------------------------------------------------------------------------
Ohio Insured Tax-Free Fund-      Pershing LLC                         12.12%
Class B                          P.O. Box 2052
                                 Jersey City, NJ  07303
--------------------------------------------------------------------------------
Ohio Insured Tax-Free Fund -     Merrill Lynch, Pierce, Fenner &      12.26%
Class C                          Smith Incorporated
                                 For the Sole Benefit of its
                                 Customers
                                 4800 Deer Lake Drive East
                                 Jacksonville, FL  32246
--------------------------------------------------------------------------------
Ohio Insured Tax-Free Fund -     PaineWebber for the Benefit of       5.28%
Class C                          Leland F. Brubaker Trustee*
                                 4229 Westleton Ct.
                                 Columbus, OH  43221
--------------------------------------------------------------------------------
Ohio Insured Tax-Free Fund -     FiServe Securities Inc.              13.57%
Class C                          Attn: Mutual  Funds
                                 2005 Market Street
                                 Philadelphia, PA  19103
--------------------------------------------------------------------------------
Ohio Tax-Free Money Market       FiServe Securities Inc.             47.00%
Fund - Retail Shares             Attn: Mutual Funds
                                 2005 Market Street
                                 Philadelphia, PA  19103
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Ohio Tax-Free Money Market       Cortland Financial Services          13.30%
Fund - Retail Shares             For the Benefit of its Customers
                                 600 Fifth Avenue
                                 New York, NY  10020
--------------------------------------------------------------------------------
Ohio Tax-Free Money Market       Fifth Third Bank Trust               95.02%
Fund - Institutional Shares      Attn Jennifer Moser
                                 38 Fountain Square Plaza
                                 Cincinnati, OH 45202
--------------------------------------------------------------------------------
Florida Tax-Free Money Market    Fifth Third Bank Trust               81.72%
Fund                             38 Fountain Square Plaza
                                 Cincinnati, OH 45263
--------------------------------------------------------------------------------
*    Indicates that shares are held beneficially.

As of October 6, 2003, the Trustees and officers of the Trust as a group owned of record and beneficially less than 1% of the outstanding shares of the Trust and of each Fund (or class).

CUSTODIAN
---------

The Fifth Third Bank, 38 Fountain Square Plaza, Cincinnati, Ohio, has been retained to act as the Trust's Custodian. The Fifth Third Bank acts as each Fund's depository, safekeeps its portfolio securities, collects all income and other payments with respect thereto, disburses funds as instructed and maintains records in connection with its duties.

INDEPENDENT AUDITORS
--------------------

The firm of Ernst & Young LLP, 312 Walnut Street, Cincinnati, Ohio, has been selected as independent auditors for the Trust for the fiscal year ending June 30, 2004. Ernst & Young performs an annual audit of the Trust's financial statements and advises the Trust on certain accounting matters.

TRANSFER, ACCOUNTING AND ADMINISTRATIVE AGENT
---------------------------------------------

TRANSFER AGENT. The Trust's transfer agent, Integrated Fund Services, Inc. ("Integrated"), 221 East Fourth Street, Cincinnati, Ohio 45202, maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Funds' shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For providing transfer agent and shareholder services to the Trust, Integrated receives a monthly per account fee from each Fund, plus out of-pocket expenses. Integrated is an affiliate of the Advisor, the Sub-Advisor and Touchstone by reason of common ownership.

ACCOUNTING AGENT. Integrated also provides accounting services to the Trust. For calculating daily NAV per share and maintaining such books and records as are necessary to enable Integrated to perform its duties, each Fund pays Integrated a monthly fee based on the asset size of the Fund, plus out of-pocket expenses. The Funds also pay the costs of outside pricing services. Set forth below are the accounting and pricing fees paid by the Funds during the fiscal years ended June 30, 2003, 2002 and 2001.

                                            2003           2002           2001
                                            ----           ----           ----
Tax-Free Money Market Fund                 $30,625        $30,000        $30,000
Tax-Free Intermediate Term Fund            $46,500        $54,000        $44,000
Ohio Insured Tax-Free Fund                 $52,500        $60,000        $50,000
Ohio Tax-Free Money Market Fund            $67,316        $73,494        $73,000
California Tax-Free Money Market Fund      $33,000        $36,000        $37,000
Florida Tax-Free Money Market Fund         $27,000        $30,000        $29,000

ADMINISTRATIVE AGENT. Integrated also provides administrative services to the Trust. In this capacity, Integrated supplies non-investment related statistical and research data, internal regulatory compliance services and executive and administrative services. Integrated supervises the preparation of tax returns, reports to shareholders of the Funds, reports to and filings with the SEC and state securities commissions, and materials for meetings of the Board of Trustees. Effective November 1, 2002, each Fund pays Integrated a monthly administrative service fee based on its average daily net assets, plus out of-pocket expenses. Set forth below are the administrative fees paid by the Funds from November 1, 2002 until June 30, 2003:

Tax-Free Money Market Fund                           $ 12,892
Tax-Free Intermediate Term Fund                      $ 14,246
Ohio Insured Tax-Free Fund                           $ 23,559
Ohio Tax-Free Money Market Fund                      $128,218
California Tax-Free Money Market Fund                $ 26,568
Florida Tax-Free Money Market Fund                   $  9,254

FINANCIAL STATEMENTS
--------------------

The financial statements as of June 30, 2003 appear in the Trust's annual report, which is incorporated by reference herein. The Trust's financial statements were audited by Ernst & Young LLP.

PART C.         OTHER INFORMATION
------          -----------------
Item 23.          Exhibits
-------           --------
  (a)             ARTICLES OF INCORPORATION

        (i) Registrant's Restated Agreement and Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 36, is hereby incorporated by reference.

       (ii) Amendment No. 1, dated May 25, 1994, to Registrant's Restated Agreement and Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 36, is hereby incorporated by reference.

       (iii) Amendment No. 2, dated July 31, 1996, to Registrant's Restated Agreement and Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 38, is hereby incorporated by reference.

       (iv) Amendment No. 3, dated February 28, 1997, to Registrant's Restated Agreement and Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 40, is hereby incorporated by reference.

       (v) Amendment No. 4, dated March 24, 2000, to Registrant's Restated Agreement and Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 47, is hereby incorporated by reference.

       (vi) Amendment No 5, dated September 21, 2000, to Registrant's Restated Agreement and Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 47, is hereby incorporated by reference.

       (vii) Amendment No. 6, dated March 27, 2001, to Registrant's Restated Agreement and Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 50, is hereby incorporated by reference.

      (viii) Amendment dated June 14, 2002 to Registrant's Restated Agreement and Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 56, is hereby incorporated by reference.

  (b)                BYLAWS

                     Registrant's Bylaws, as amended, which were filed as an Exhibit to Registrant's Post-Effective Amendment No. 38, are hereby incorporated by reference.

  (c)                INSTRUMENTS DEFINING THE RIGHTS OF SECURITY HOLDERS

                     Article IV of Registrant's Restated Agreement and Declaration of Trust provides the following rights for security holders:

                     LIQUIDATION.   In event of the liquidation or
                     dissolution of the Trust, the Shareholders of each Series that has been established and designated shall be entitled to receive, as a Series, when and as declared by the Trustees, the excess of the assets belonging to that Series over the liabilities belonging to that Series. The assets so distributable to the Shareholders of any particular Series shall be distributed among such Shareholders in proportion to the number of Shares of that Series held by them and recorded on the books of the Trust.

                     VOTING. All shares of all Series shall have "equal voting rights" as such term is defined in the Investment Company Act of 1940 and except as otherwise provided by that Act or rules, regulations or orders promulgated thereunder. On each matter submitted to a vote of the Shareholders, all shares of each Series shall vote as a single class except as to any matter with respect to which a vote of all Series voting as a single series is required by the 1940 Act or rules and regulations promulgated thereunder, or would be required under the Massachusetts Business Corporation Law if the Trust were a Massachusetts business corporation. As to any matter which does not affect the interest of a particular Series, only the holders of Shares of the one or more affected Series shall be entitled to vote.

                     REDEMPTION BY SHAREHOLDER. Each holder of Shares of a particular Series shall have the right at such times as may be permitted by the Trust, but no less frequently than once each week, to require the Trust to redeem all or any part of his Shares of that Series at a redemption price equal to the net asset value per Share of that Series next determined in accordance with subsection (h) of this Section 4.2 after the Shares are properly tendered for redemption.

                     Notwithstanding the foregoing, the Trust may postpone payment of the redemption price and may suspend the right of the holders of Shares of any Series to require the Trust to redeem Shares of that Series during any period or at any time when and to the extent permissible under the 1940 Act, and such redemption is conditioned upon the Trust having funds or property legally available therefor.

                     TRANSFER. All Shares of each particular Series shall be transferable, but transfers of Shares of a particular Series will be recorded on the Share transfer records of the Trust applicable to that Series only at such times as Shareholders shall have the right to require the Trust to redeem Shares of that Series and at such other times as may be permitted by the Trustees.

                     Article V of Registrant's Restated Agreement and Declaration of Trust provides the following rights for security holders:

                     VOTING POWERS. The Shareholders shall have power to vote only (i) for the election or removal of Trustees as provided in Section 3.1, (ii) with respect to any contract with a Contracting Party as provided in Section 3.3 as to which Shareholder approval is required by the 1940 Act, (iii) with respect to any termination or reorganization of the Trust or any Series to the extent and as provided in Sections 7.1 and 7.2,
                     (iv) with respect to any amendment of this Declaration of Trust to the extent and as provided in Section 7.3,
                     (v) to the same extent as the stockholders of a Massachusetts business corporation as to whether or not a court action, proceeding or claim should or should not be brought or maintained derivatively or as a class action on behalf of the Trust or the Shareholders, and
                     (vi) with respect to such additional matters relating to the Trust as may be required by the 1940 Act, this Declaration of Trust, the Bylaws or any registration of the Trust with the Commission (or any successor agency) in any state, or as the Trustees may consider necessary or desirable. There shall be no cumulative voting in the election of any Trustee or Trustees. Shares may be voted in person or by proxy.

  (d)                INVESTMENT ADVISORY CONTRACTS

         (i) Advisory Agreement with Touchstone Advisors, Inc., which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 47, is hereby incorporated by reference.

         (ii) Sub-Advisory Agreement with Fort Washington Investment Advisors, Inc. for the Tax-Free Money Market Fund is filed herewith.

         (iii) Sub-Advisory Agreement with Fort Washington Investment Advisors, Inc. for the Tax-Free Intermediate Term Fund is filed herewith.

         (iv) Sub-Advisory Agreement with Fort Washington Investment Advisors, Inc. for the Ohio Insured Tax-Free Fund is filed herewith.

         (v) Sub-Advisory Agreement with Fort Washington Investment Advisors, Inc. for the Ohio Tax-Free Money Market Fund is filed herwith.

         (vi) Sub-Advisory Agreement with Fort Washington Investment Advisors, Inc. for the Florida Tax-Free Money Market Fund is filed herewith.

        (vii) Sub-Advisory Agreement with Fort Washington Investment Advisors, Inc. for the California Tax-Free Money Market Fund is filed herewith.

  (e)              UNDERWRITING CONTRACTS

        (i) Registrant's Distribution Agreement with Touchstone Securities, Inc., which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 50, is hereby incorporated by reference.

        (ii) Form of Underwriter's Dealer Agreement, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 50, is hereby incorporated by reference.

  (f)              BONUS OR PROFIT SHARING CONTRACTS

                   Touchstone Trustee Deferred Compensaton Plan, which was filed as Exhibit to Registrant's Post-Effective Amendment No. 48, is hereby incorporated by reference.

   (g)             CUSTODIAN AGREEMENTS

                   Custody Agreement with The Fifth Third Bank is filed herewith.

  (h)              OTHER MATERIAL CONTRACTS

          (i) Form of Accounting Services Agreement dated December 31, 2002 is filed herewith.

         (ii) Form of Transfer Agency Agreement dated December 31, 2002 is filed herewith.

         (iii) Form of Administration Agreement dated December 31, 2002 is filed herewith.

         (iv) Registrant's Amended Expense Limitation Agreement is filed herewith.

         (v) Integrated Fund Services Anti-Money Laundering Compliance Program Service Agreement Addendum is filed herewith.

        (vi) Allocation Agreement for allocation of fidelity bond coverage is filed herewith.

  (i)             LEGAL OPINION

                  Opinion and Consent of Counsel, which was filed as an Exhibit to Registrant's Pre-Effective Amendment No. 1, is hereby incorporated by reference.

  (j)             OTHER OPINIONS

                  Consent of Independent Auditors is filed herewith.

  (k)             OMITTED FINANCIAL STATEMENTS

                  None.

  (l)             INITIAL CAPITAL AGREEMENTS

                  Letter of Initial Stockholder, which was filed as an Exhibit to Registrant's Pre-Effective Amendment No. 1, is incorporated by reference.

  (m)             RULE 12b-1 PLAN

          (i) Registrant's Plan of Distribution Pursuant to Rule 12b-1 for Class A shares, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 47, is incorporated by reference.

         (ii) Registrant's Plan of Distribution Pursurant to Rule 12b-1 for Class B shares, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 50, is hereby incorporated by reference.

         (iii) Registrant's Plan of Distribution Pursuant to Rule 12b-1 for Class C shares, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 47, is incorporated by reference.

         (iv) Registrant's Plan of Distribution Pursuant to Rule 12b-1 for Class S shares is filed herewith.

         (iv) Form of Administration Agreement for the administration of shareholder accounts, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 50, is hereby incorporated by reference.

  (n)             RULE 18f-3 PLAN

                  Amended Rule 18f-3 Plan Adopted with Respect to the Multiple Class Distribution System is filed herewith.

  (o)             CODE OF ETHICS

      (i) Registrant's Code of Ethics, which was filed as an Exhibit to Registrant's Post-Effective Amendment No 47, is incorporated by reference.

      (ii) Code of Ethics for Touchstone Securities, Inc., which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 47, is incorporated by reference.

      (iii) Code of Ethics for Touchstone Advisors, Inc., which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 47, is incorporated by reference.

      (iv) Code of Ethics for Fort Washington Investment Advisors, Inc., which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 47, is hereby incorporated by reference.

Item 24.          Persons Controlled by or Under Common Control with the
-------           Registrant
                  -------------------------------------------------------
                  None

Item 25.          INDEMNIFICATION
-------           ---------------
         (a)      Article  VI  of  the Registrant's  Restated   Agreement  and
                  Declaration of Trust provides for indemnification of officers and Trustees as follows:

                  Section 6.4 Indemnification of Trustees, Officers, etc.
                  ----------- ------------------------------------------
                  The Trust shall indemnify each of its Trustees and officers, including persons who serve at the Trust's request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise (hereinafter referred to as a "Covered Person") against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants' and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, director or trustee, and except that no Covered Person shall be indemnified against any liability to the Trust or its Shareholders to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office ("disabling conduct"). Anything herein contained to the contrary notwithstanding, no Covered Person shall be indemnified for any liability to the Trust or its Shareholders to which such Covered Person would otherwise be subject unless
                  (1) a final decision on the merits is made by a court or other body before whom the proceeding was brought that the Covered Person to be indemnified was not liable by reason of disabling conduct or, (2) in the absence of such a decision, a reasonable determination is made, based upon a review of the facts, that the Covered Person was not liable by reason of disabling conduct, by (a) the vote of a majority of a quorum of Trustees who are neither "interested persons" of the Company as defined in the Investment Company Act of 1940 nor parties to the proceeding ("disinterested, non-party Trustees"), or (b) an independent legal counsel in a written opinion.

                  Section 6.5  Advances of Expenses.
                  -----------  --------------------
                  The Trust shall advance attorneys' fees or other expenses incurred by a Covered Person in defending a proceeding, upon the undertaking by or on behalf of the Covered Person to repay the advance unless it is ultimately determined that such Covered Person is entitled to indemnification, so long as one of the following conditions is met: (i) the Covered Person shall provide security for his undertaking, (ii) the Trust shall be insured against losses arising by reason of any lawful advances, or (iii) a majority of a quorum of the disinterested non-party Trustees of the Trust, or an independent legal counsel in a written opinion, shall determine, based on a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the Covered Person ultimately will be found entitled to indemnification.

                  Section 6.6  Indemnification Not Exclusive, etc.
                  -----------  -----------------------------------
                  The right of indemnification provided by this Article VI shall not be exclusive of or affect any other rights to which any such Covered Person may be entitled. As used in this Article VI, "Covered Person" shall include such person's heirs, executors and administrators, an "interested Covered Person" is one against whom the action, suit or other proceeding in question or another action, suit or other proceeding on the same or similar grounds is then or has been pending or threatened, and a "disinterested" person is a person against whom none of such actions, suits or other proceedings or another action, suit or other proceeding on the same or similar grounds is then or has been pending or threatened. Nothing contained in this article shall affect any rights to indemnification to which personnel of the Trust, other than Trustees and officers, and other persons may be entitled by contract or otherwise under law, nor the power of the Trust to purchase and maintain liability insurance on behalf of any such person.

         (b) The Registrant maintains a mutual fund and investment advisory professional and directors and officers liability policy. The policy provides coverage to the Registrant, its trustees and officers, Touchstone Advisors, Inc. in its capacity as investment advisor and Fort Washington Investment Advisors, Inc. in its capacity as sub-advisor, and Touchstone Securities, Inc., in its capacity as principal underwriter, among others. Coverage under the policy includes losses by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty. The Registrant may not pay for insurance which protects the Trustees and officers against liabilities rising from action involving willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their offices.

                  The Advisory Agreement provides that the Advisor and any of its affiliates, directors, officers and employees shall not be liable for any act or omission in the course of rendering services to the Registrant or for any losses sustained in the purchase, holding or sale of any security, except a loss resulting from willful misfeasance, bad faith, gross negligence or reckless disregard of the Advisor in the performance of its duties under the Agreement. Registrant will advance attorneys' fees or other expenses incurred by the Advisor in defending a proceeding, upon the undertaking by or on behalf of the Advisor to repay the advance unless it is ultimately determined that the Advisor is entitled to indemnification.

                  The Sub-Advisory Agreements provide that the Sub-Advisor and any of its affiliates, directors, officers and employees shall not be subject to liability to the Adviser, the Registrant, or to any shareholder for any act or omission in the course of, or connected with, rendering services hereunder or for any loss in the purchase, holding or sale of any security, except a loss resulting from willful misfeasance, bad faith, gross negligence or the reckless disregard of the obligations and duties of the Sub-Advisor.


Item 26.  BUSINESS AND OTHER CONNECTIONS OF THE ADVISOR AND SUB-ADVISOR
--------  -------------------------------------------------------------

          A.   TOUCHSTONE   ADVISORS,   INC. ( the "Advisor")  is  a  registered
               investment adviser that provides investment advisory services to the Funds. The Advisor also serves as the investment adviser to
               Touchstone  Investment  Trust,   Touchstone Strategic Trust  and
               Touchstone   Variable   Series  Trust,   registered   investment
               companies.

               The following list sets forth the business and other connections of the directors and executive officers of the Advisor. Unless otherwise noted, the address of the corporations listed below is 221 E. Fourth Street Street, Cincinnati, Ohio 45202.

               (1)  Jill T. McGruder, President and a Director of the Advisor.

                    (a) President and a Director of Fort Washington Brokerage Services, Inc., 400 Broadway, Cincinnati, Ohio, a broker-dealer.

                    (b) A Director of Capital Analysts Incorporated, 3 Radnor Corporate Center, Radnor, PA, an investment adviser and broker-dealer, Integrated Fund Services, Inc., a transfer agent and IFS Fund Distributors, Inc., a broker-dealer.

                    (c) President, Chief Executive Officer and a Director of IFS Financial Services, Inc., a holding company and Touchstone Securities, Inc., a broker-dealer.

                    (d) President and a Director of IFS Agency Services, Inc., an insurance agency, W&S Financial Group Distributors, Inc., an insurance agency and IFS Systems, Inc., an information systems provider, 400 Broadway, Cincinnati, Ohio.

                    (e) Senior Vice President of The Western and Southern Life Insurance Company, 400 Broadway, Cincinnati, Ohio, an insurance company.

                    (f) A Trustee of Touchstone Strategic Trust, Touchstone Investment Trust, Touchstone Tax-Free Trust and Touchstone Variable Series Trust.

                    (g) President of Touchstone Strategic Trust, Touchstone Investment Trust, Touchstone Tax-Free Trust and Touchstone Variable Series Trust until November 2002.

               (2)  Edward S. Heenan, Vice President & Comptroller of the
                    Advisor

                    (a)  Director, Vice President & Comptroller of IFS Financial
                         Services,   Inc.,  IFS  Agency   Services,   Inc.,  IFS
                         Insurance Agency, Inc. and IFS Systems, Inc.

                    (b)  Director and Controller of Touchstone Securities, Inc.

               (3)  Patricia J. Wilson, Chief Compliance Officer of the Advisor

                    (a)  Chief Compliance Officer of Touchstone Securities, Inc.

               (4) Donald J. Wuebbling, Director/Chief Legal Officer of the Advisor

                    (a) Director of Touchstone Securities, Inc., IFS Agency Services, Inc., W&S Financial Group Distributors, Inc., IFS Systems, Inc., Integrated Fund Services, Inc. and IFS Holdings, Inc.

                    (b) Vice President and General Counsel of The Western and Southern Life Insurance Company

                    (c) Secretary of Fort Washington Investment Advisors, Inc., 420 E. Fourth Street, Cincinnati, OH 45202 and IFS Financial Services, Inc.

               (5)  James N. Clark, a Director of the Advisor

               (6)  Richard K. Taulbee, Vice President of the Advisor

                    (a) Vice President of IFS Financial Services, Inc., IFS Agency Services, Inc., W&S Financial Group Distributors, Inc., IFS Systems, Inc. and Touchstone Securities, Inc.

                    (b)  Assistant  Treasurer  of  Fort  Washington   Investment
                         Advisors, Inc.

               (7)  James J. Vance, Vice President & Treasurer of the Advisor

                    (a) Vice President & Treasurer of The Western and Southern Life Insurance Company, Fort Washington Investment Advisors, Inc., IFS Financial Services, Inc., IFS Agency Services, Inc., W&S Financial Group Distributors, Inc., IFS Systems, Inc. and Touchstone Securities, Inc.

                    (b)  Assistant   Treasurer  of  Fort  Washington   Brokerage
                         Services, Inc., Integrated Fund Services, Inc. and IFS Fund Distributors, Inc.

                    (c) Assistant Treasurer of Touchstone Tax-Free Trust, Touchstone Strategic Trust, Touchstone Investment Trust and Touchstone Variable Series Trust

               (8)  Terrie A. Wiedenheft - Chief Financial Officer of the
                    Advisor

                    (a) Senior Vice President, Chief Financial Officer and Treasurer of Integrated Fund Services, Inc., IFS Fund Distributors, Inc. and Fort Washington Brokerage Services, Inc.

                    (b) Chief Financial Officer of IFS Financial Services, Inc. and Touchstone Securities, Inc.

                    (c)  Assistant  Treasurer  of  Fort  Washington   Investment
                         Advisors, Inc.

                    (d) Controller of Touchstone Investment Trust, Touchstone Tax-Free Trust, Touchstone Strategic Trust and Touchstone Variable Series Trust.

               (9) Robert F. Morand, Secretary of the Advisor

                    (a) Secretary of Touchstone Securities, Inc.

               (10)  Patrick T. Bannigan, Senior Vice President of the Advisor

                     (a) Senior Vice President of Touchstone Securities, Inc.

                     (b) Senior Vice President of Evergreen Investment Services
                         until March 2002.

                     (c) President of Touchstone Investment Trust, Touchstone
                         Strategic Trust, Touchstone Tax-Free Trust and Touchstone Variable Series Trust

               (11)  Michael S. Spangler, Vice President of the Advisor

                     (a) Vice President of Touchstone Securities, Inc.

                     (b) Vice President of Evergreen Investment Services until
                         July 2002.

                     (c) Vice President of Touchstone Strategic Trust,Touchstone
                         Investment Trust, Touchstone Tax-Free Trust and Touchstone Variable Series Trust.

              (12)   Donald W. Cummings, Vice President of the Advisor

                     (a) Chief Financial Officer of Integrity Life Insurance,
                         515 West Market Street, Louisville, Kentucky

              (13)   Kevin L. Howard, Vice President of the Advisor

                     (a) Vice President and General Counsel of Integrity
                         Life Insurance, 515 West Market Street, Louisville, Kentucky

          B.   FORT WASHINGTON INVESTMENT ADVISORS, INC.("Ft.  Washington") is a
               registered   investment   adviser  that  provides   sub-advisory
               services to the Funds. Ft. Washington also serves as the Sub-Advisor to Touchstone Investment Trust and certain series of Touchstone Strategic Trust and Touchstone Variable Series Trust. Ft. Washington also provides investment advice to institutional and individual clients.

               The following list sets forth the business and other connections of the directors and executive officers of Ft. Washington.

                (1)  John F. Barrett, Director and Chairman of Ft. Washington

                    (a) President and Chief Executive Officer of The Western and Southern Life Insurance Company and Western-Southern Life Assurance Company.

                    (b) A Trustee of Touchstone Tax-Free Trust, Touchstone Strategic Trust, Touchstone Investment Trust and Touchstone Variable Series Trust

                    (c) A Director and Chairman of Columbus Life Insurance Company, Fort Washington Investment Advisors, Inc., Integrity Life Insurance Company and National Integrity Life Insurance Company

                     (d) Director of Eagle Realty Group, Inc., Eagle Realty
                         Investments, Inc., Integrated Fund Services, Inc. and IFS Holdings, Inc.

                     (e) Director, Chairman & CEO of WestAd, Inc.

                     (f) President and Trustee of Western & Southern Foundation

                (2) Nicolas P. Sargen, Director & Chief Investment Officer of Ft. Washington

                    (a) Managing Director, Global Market Strategies of JP Morgan
                        Chase until April 2003.

               (3)  James J. Vance, Vice President & Treasurer of Ft. Washington

                     See biography above

               (4) Rance G. Duke, Vice President and Senior Portfolio Manager of Ft. Washington

                    (a) Second Vice President and Senior Portfolio Manager of The Western and Southern Life Insurance Company

               (5) John C. Holden, Vice President and Senior Portfolio Manager of Ft. Washington

               (6)  Charles  E.   Stutenroth   IV,  Vice  President  and  Senior
                    Portfolio Manager of Ft. Washington

               (7) Brendan M. White, Vice President and Senior Portfolio Manager of Ft. Washington

               (8)  John J. Goetz, Vice President of Ft. Washington

               (9) James A. Markley, Managing Director - Private Investment Counsel of Ft. Washington

               (10) Roger M. Lanham - Vice President and Senior Portfolio
                    Manager of Ft. Washington

               (11) Augustine  A.  Long,  Managing  Director,  Marketing  of Ft.
                    Washington

               (12) John J. O'Connor, Vice President-Research of Ft. Washington

               (13) Timothy J. Policinski, Vice President and Senior Portfolio
                    Manager of Ft. Washington

                    (a) Vice President- Public Bond Manager of Lincoln
                        Investment Management, Ft. Wayne, Indiana, until June 2001.

               (14) Thomas L. Finn, Vice President and Senior Portfolio Manager
                    of Ft. Washington

                    (a) Vice President and Senior Portfolio Manager of Provident
                        Financial Group until May 2002.

               (15) Stephen A. Baker, Vice President of Ft. Washington

               (16) John J. Discepoli, Vice President of Ft. Washington

               (17) Michele Hawkins- Compliance Officer of Ft. Washington

               (18) Donald J. Wuebbling- Secretary of Ft. Washington

                    See biography above

Item 27        Principal Underwriters
-------        ----------------------
               (a) Touchstone Securities, Inc. also acts as underwriter for Touchstone Strategic Trust, Touchstone Investment Trust and Touchstone Variable Series Trust.

                    Unless otherwise noted, the address of the persons named below is 221 East Fourth Street, Cincinnati, Ohio 45202.
                   *The address is 420 East Fourth Street, Cincinnati, OH 45202
                  **The address is 400 Broadway, Cincinnati, OH 45202
                 ***The address is 515 West Market Street, Louisville, KY 40202


                                           POSITION            POSITION
                                             WITH                 WITH
               (b)  NAME                   UNDERWRITER         REGISTRANT
                    -----                  -----------         ----------
                    Jill T. McGruder       President/Director  Trustee

                    James N. Clark         Director            None

                    Patricia J. Wilson     Chief Compliance    None
                                           Officer

                    Richard K. Taulbee**   Vice President      None


                    James J. Vance**       Treasurer           Assistant
                                                               Treasurer

                    Edward S. Heenan**     Controller/Director None

                    Robert F. Morand**     Secretary           None

                    Terrie A. Wiedenheft   Chief Financial     Controller
                                           Officer

                    Donald W. Cummings***  Vice President      None

                    Patrick T. Bannigan    Senior Vice         President
                                           President

                    Michael S. Spangler    Vice President      Vice President

                    Joseph F. Vap**        Asst. Treasurer     None

                    Mark W. Murphy***      Asst. Vice President None

                    Lisa C. Heffley***     Asst. Vice President None

                    Patricia L. Tackett*** Asst. Vice President None

                    David L. Anders***     Asst. Vice President None

                    Laurel S. Durham***    Asst. Vice President None

            (c)     None

Item 28.            LOCATION OF ACCOUNTS AND RECORDS
-------             --------------------------------
                     Accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder will be maintained by the Registrant.

Item 29.            MANAGEMENT SERVICES NOT DISCUSSED IN PART A OR PART B
-------             -----------------------------------------------------
                     None.

Item 30.            UNDERTAKINGS
-------             ------------

           (a) Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the provisions of Massachusetts law and the Agreement and Declaration of Trust of the Registrant or the Bylaws of the Registrant, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or
                    controlling   person   of  the   Registrant   in  the
                    successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling
                    person  in  connection  with  the  securities   being
                    registered,   the  Registrant  will,  unless  in  the
                    opinion of its counsel the matter has been settled by
                    controlling   precedent,   submit   to  a  court   of
                    appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

            (b) Within five business days after receipt of a written application by shareholders holding in the aggregate at least 1% of the shares then outstanding or shares then having a net asset value of $25,000, whichever is less, each of whom shall have been a shareholder for at least six months prior to the date of application (hereinafter the "Petitioning Shareholders"), requesting to communicate with other shareholders with a view to obtaining signatures to a request for a meeting for the purpose of voting upon removal of any Trustee of the Registrant, which application shall be accompanied by a form of communication and request which such Petitioning Shareholders wish to transmit, Registrant will:

                       (i) provide such  Petitioning  Shareholders  with
                    access to a list of the names and addresses of all shareholders of the Registrant; or

                       (ii) inform such Petitioning  Shareholders of the
                    approximate number of shareholders and the estimated costs of mailing such communication, and to undertake such mailing promptly after tender by such Petitioning Shareholders to the Registrant of the material to be mailed and the reasonable expenses of such mailing.

                                   SIGNATURES
                                   ----------

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Cincinnati, State of Ohio, on the 31st day of October 2003.

                                             TOUCHSTONE TAX-FREE TRUST

                                                 /s/ Patrick T. Bannigan
                                              By:---------------------------
                                                 Patrick T. Bannigan
                                                 President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the 31st day of October, 2003.


/s/ Patrick T. Bannigan             President
-----------------------
PATRICK T. BANNIGAN


/s/ Terrie A. Wiedenheft            Controller
-----------------------
TERRIE A. WIEDENHEFT


*JOHN F. BARRETT                    Trustee
-----------------------

*J. LELAND BREWSTER II              Trustee
-----------------------

*WILLIAM O. COLEMAN                 Trustee
-----------------------

*PHILLIP R. COX                     Trustee
-----------------------

*H. JEROME LERNER                   Trustee
-----------------------

*JILL T. MCGRUDER                   Trustee
-----------------------

*OSCAR P. ROBERTSON                 Trustee
-----------------------

*ROBERT E. STAUTBERG                Trustee
-----------------------

*JOHN P. ZANOTTI                    Trustee
----------------------

By: /s/ Tina Hosking Bloom
    -------------------
    TINA HOSKING BLOOM
    Attorney-in-Fact*
    October 31, 2003

                        EXHIBIT INDEX


1.  Sub-advisory Agreement for Tax-Free Money Market Fund

2.  Sub-advisory Agreement for Tax-Free Intermediate Term Fund

3.  Sub-advisory Agreement for Ohio Insured Tax-Free Fund

4.  Sub-advisory Agreement for Ohio Tax-Free Money Market Fund

5.  Sub-advisory Agreement for Florida Tax-Free Money Market Fund

6.  Sub-Advisory Agreement for California Tax-Free Money Market Fund

7.  Custody Agreement with Fifth Third Bank

8.  Form of Accounting Services Agreement

9.  Form of Transfer Agency Agreement

10. Form of Administration Agreement

11. Expense Limitation Agreement

12. Anti-Money Laundering Compliance Program Service Agreement

13  Allocation Agreement

14. Plan of Distribution for Class S shares

15. Consent of Independent Auditors

16. Amended Rule 18f-3 Plan